UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07455

                                                     Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS(3)—50.1%
Equity Funds—44.5%
Virtus Global Infrastructure Fund Class I	708,872	$10,130
Virtus Global Real Estate Securities Fund Class I	196,129	5,772
Virtus International Real Estate Securities Fund Class I	739,337	5,264
Virtus Real Estate Securities Fund Class I	139,734	5,300

		26,466

Fixed Income Fund—5.6%
Virtus Senior Floating Rate Fund Class I	359,973	3,333

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $20,284)		29,799

EXCHANGE-TRADED FUNDS(3)—47.5%
Global X Uranium Fund	30,570	435
iShares S&P North American Natural Resources Sector Index Fund	306,110	10,169
PowerShares DB Commodity Index Tracking Fund(2)	541,200	8,307
PowerShares DB G10 Currency Harvest Fund(2)	210,050	5,083
Vaneck Vectors Agribusiness Fund	25,200	1,210
Vaneck Vectors Coal Fund	210,732	1,941
WisdomTree Managed Futures Strategy Fund(2)	24,800	1,054

TOTAL EXCHANGE- TRADED FUNDS (Identified Cost $27,720)		28,199

TOTAL LONG TERM INVESTMENTS—97.6% (Identified Cost $48,004)		57,998

SHORT-TERM INVESTMENT—2.3%
Money Market Mutual Fund—2.3%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(3)	1,347,590	1,348

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,348)		1,348

TOTAL INVESTMENTS—99.9% (Identified Cost $49,352)		59,346	(1)
Other assets and liabilities, net—0.1%		88

NET ASSETS—100.0%		$59,434

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$29,799	$29,799
Exchange-Traded Funds	28,199	28,199
Short-Term Investment	1,348	1,348

Total Investments	$59,346	$59,346

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—9.2%
U.S. Treasury Bond 2.500%, 2/15/46	$1,365	$1,422
U.S. Treasury Note 2.000%, 2/15/25	5,715	5,981

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $7,151)		7,403

MUNICIPAL BONDS—1.4%
California—1.1%
California, State of, Build America Bonds 7.600%, 11/1/40	520	837

Georgia—0.3%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	274

Michigan—0.0%
City of Flat Rock Finance Authority, Series A, Taxable 6.750%, 10/1/16	20	20

TOTAL MUNICIPAL BONDS (Identified Cost $1,120)		1,131

FOREIGN GOVERNMENT SECURITIES—2.2%
Argentine Republic
144A 7.500%, 4/22/26(3)	155	168
144A 7.625%, 4/22/46(3)	150	162
Hungary 6.375%, 3/29/21	140	159
Mongolia 144A 5.125%, 12/5/22(3)	200	165
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200	200
Republic of El Salvador 144A 6.375%, 1/18/27(3)	155	141
Republic of Guatemala 144A 4.500%, 5/3/26(3)	200	204
Republic of Panama 3.875%, 3/17/28	200	212
Republic of Poland 3.250%, 4/6/26	130	133
Republic of South Africa 4.875%, 4/14/26	200	208

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,725)		1,752

MORTGAGE-BACKED SECURITIES—26.6%
Agency—11.4%
FHLMC
5.000%, 12/1/35	31	35
4.000%, 2/1/45	488	523
3.500%, 3/1/45	359	381
3.000%, 5/1/45	140	145

	PAR VALUE	VALUE
Agency—(continued)
FNMA
6.000%, 7/1/17	$3	$3
5.500%, 9/1/17	5	5
5.000%, 4/1/20	55	57
5.000%, 8/1/21	13	14
6.000%, 5/1/29	30	35
6.500%, 5/1/30	1	1
7.000%, 7/1/31	13	15
5.500%, 4/1/36	43	49
5.500%, 9/1/36	166	187
6.000%, 9/1/37	22	25
6.000%, 8/1/38	226	268
6.000%, 8/1/38	13	15
5.000%, 6/1/39	598	673
5.000%, 9/1/39	163	184
5.500%, 9/1/39	330	372
4.500%, 9/1/40	255	285
3.500%, 12/1/42	294	311
3.000%, 3/1/43	502	523
3.000%, 5/1/43	149	155
3.000%, 5/1/43	340	354
4.000%, 9/1/44	136	145
3.000%, 5/1/45	817	849
3.000%, 8/1/45	587	611
3.500%, 8/1/45	702	742
3.500%, 8/1/45	657	694
3.000%, 2/1/46	704	731
3.000%, 4/1/46	733	762
GNMA
6.500%, 9/15/28	29	33

		9,182

Non-Agency—15.2%
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	104	104
Agate Bay Mortgage Trust 16 -2, A3 144A 3.500%, 3/25/46(2)(3)	146	150
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	195	209
15-SFR2, C 144A 4.691%, 10/17/45(3)	125	133
15-SFR1, A 144A 3.467%, 4/17/52(3)	220	233
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.198%, 6/25/33(2)	130	124

See Notes to Schedules of Investments

1

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	$205	$215
Banc of America Funding Trust
04-B, 2A1 2.884%, 11/20/34(2)	86	85
05-1, 1A1 5.500%, 2/25/35	93	93
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	82	83
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates 05-1, AF5A 5.147%, 7/25/35(2)	268	265
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 3.078%, 5/25/34(2)	277	274
Citigroup Commercial Mortgage Trust 07-C6, A4 5.901%, 12/10/49(2)	350	360
Credit Suisse Mortgage Trust
06-08 3A1 6.000%, 10/25/21	113	108
15-1 A9 144A 3.500%, 5/25/45(2)(3)	238	245
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.549%, 8/10/44(2)(3)	180	186
Finnish Real Estate Management Federation Mortgage Trust 15-K 720 144A 3.389%, 7/25/22(2)(3)	110	104
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 2.653%, 10/25/28(2)	250	252
Goldman Sachs Mortgage Securities Trust 07-GG10, A4 5.988%, 8/10/45(2)	632	648
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	68	69
GSR Mortgage Loan Trust 06-1F, 2A406 - 1F, 2A4 6.000%, 2/25/36	184	160
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	65	65
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PWR15, AMFX, 144A 5.363%, 2/11/44(3)	70	66
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	180	184
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	117	124

	PAR VALUE	VALUE
Non-Agency—(continued)
06-LDP9, A3 5.336%, 5/15/47	$116	$117
14- C22, A4 3.801%, 9/15/47	195	214
JPMorgan Chase Mortgage Finance Corp. 16-1, M2 144A 3.750%, 4/25/45(2)(3)	151	154
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.749%, 9/25/34(2)	218	221
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	130	133
16-1, A3 144A 3.500%, 5/25/46(3)	590	609
15-1 AM1, 144A 4.388%, 7/15/46(3)	325	357
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.104%, 2/25/35(2)	146	132
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	130	132
Morgan Stanley - Bank of America (Merrill Lynch) Trust
13-C13, AS 4.266%, 11/15/46	360	401
15-C26,C 4.558%, 10/15/48(2)	195	197
Morgan Stanley - Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 4/15/48	310	326
Morgan Stanley Capital I Trust
07-T27, A4 5.820%, 6/11/42(2)	544	562
08-T29, A4 6.477%, 1/11/43(2)	531	561
07-IQ14, A4 5.692%, 4/15/49(2)	300	306
07-IQ14, AM 5.865%, 4/15/49(2)	190	190
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(3)	210	209
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	188	195
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	214	224
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	184	192
Novastar Mortgage Funding Trust Series 04-4, M5 2.178%, 3/25/35(2)	185	179
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	152	152
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	116	120
14-4, A6, 144A 3.500%, 11/25/44(2)(3)	191	197
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	150	151
16-1, A1B, 144A 2.750%, 2/25/55(2)(3)	218	219
15-5, A2, 144A 3.500%, 5/25/55(2)(3)	220	224
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	126	125

See Notes to Schedules of Investments

2

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	$161	$160
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	300	313
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.847%, 11/15/44(2)(3)	205	224
WinWater Mortgage Loan Trust 16-1A5, 144A 3.500%, 1/20/46(2)(3)	161	164

		12,199

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $20,850)		21,381

ASSET-BACKED SECURITIES—4.1%
AmeriCredit Automobile Receivables Trust 14-1, D 2.540%, 6/8/20	235	237
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	375	377
(AESOP) 16 - 1A, A 144A 2.990%, 6/20/22(3)	200	207
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	215	214
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	235	237
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	239	237
Drive Auto Receivables Trust 15-DA, C 144A 3.380%, 11/15/21(3)	260	263
Drug Royalty II LP 1 14-1, A2 144A 3.484%, 7/15/23(3)	170	168
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(3)	235	236
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	143	146
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	48	48
Santander Drive Auto Receivables Trust 13-1, D 2.270%, 1/15/19	215	216
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(3)	95	95
Silverleaf Finance LLC XV 12-D, A 144A 3.000%, 3/17/25(3)	41	40
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(3)	117	117

	PAR VALUE	VALUE
Taco Bell Funding LLC 16-1A, A2 144A 3.832%, 5/25/46(3)	$240	$243
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	248	251

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,320)		3,332

CORPORATE BONDS AND NOTES—46.2%
Consumer Discretionary—6.6%
Aramark Services, Inc. 144A 4.750%, 6/1/26(3)	95	93
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	135	139
Boyd Gaming Corp.
9.000%, 7/1/20	100	105
6.875%, 5/15/23	75	80
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(4)	100	93
CCO Holdings LLC
144A 5.125%, 5/1/23(3)	80	81
144A 5.750%, 2/15/26(3)	120	124
144A 5.500%, 5/1/26(3)	125	127
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	45	43
144A 5.125%, 12/15/21(3)	110	105
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	175	167
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	200	212
Delphi Automotive plc 3.150%, 11/19/20	145	149
Grupo Televisa SAB 4.625%, 1/30/26	200	216
Hanesbrands, Inc.
144A 4.625%, 5/15/24(3)	20	20
144A 4.875%, 5/15/26(3)	65	66
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	165	173
M/I Homes, Inc. 6.750%, 1/15/21	95	95
MDC Holdings, Inc. 5.500%, 1/15/24	180	179
Meritor, Inc. 6.750%, 6/15/21	125	118
MGM Growth Properties Operating Partnership LP 144A 5.625%, 5/1/24(3)	25	26
MGM Resorts International 6.000%, 3/15/23	85	90
MPG Holdco I, Inc. 7.375%, 10/15/22	145	144
New York University 4.142%, 7/1/48	70	72
Newell Rubbermaid, Inc.

See Notes to Schedules of Investments

3

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
144A 5.000%, 11/15/23(3)	$25	$26
4.200%, 4/1/26	25	27
Numericable Group SA 144A 6.000%, 5/15/22(3)	200	195
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	20	21
Penn National Gaming, Inc. 5.875%, 11/1/21	110	113
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	125	125
Priceline Group, Inc. (The) 3.650%, 3/15/25	195	207
QVC, Inc. 4.375%, 3/15/23	265	267
Scientific Games International, Inc. 6.625%, 5/15/21	95	57
Signet UK Finance plc 4.700%, 6/15/24	210	205
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)	165	163
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	130	129
Station Casinos LLC 7.500%, 3/1/21	230	244
TI Group Auto Systems LLC 144A 8.750%, 7/15/23(3)	80	79
Toll Brothers Finance Corp.
5.625%, 1/15/24	10	10
4.875%, 11/15/25	305	303
TRI Pointe Group, Inc. 5.875%, 6/15/24	155	158
Wyndham Worldwide Corp. 5.100%, 10/1/25	245	266

		5,312

Consumer Staples—1.6%
Anheuser-Busch Inbev Finance, Inc.
3.300%, 2/1/23	90	95
3.650%, 2/1/26	185	198
CVS Health Corp. 2.875%, 6/1/26	255	261
Flowers Foods, Inc. 4.375%, 4/1/22	275	299
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	40	43
Safeway, Inc. 7.250%, 2/1/31	115	111
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	155	137
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	143	155

		1,299

Energy—2.3%
Anadarko Petroleum Corp. 6.600%, 3/15/46	85	103
Antero Resources Corp. 5.625%, 6/1/23	80	78
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	45	43

	PAR VALUE	VALUE
Energy—(continued)
Cimarex Energy Co. 4.375%, 6/1/24	$120	$125
Continental Resources, Inc.
5.000%, 9/15/22	110	108
4.500%, 4/15/23	70	66
Enbridge Energy Partners LP 4.375%, 10/15/20	30	31
FTS International, Inc. 6.250%, 5/1/22	60	24
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	115	123
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	245	278
MPLX LP 144A 4.875%, 12/1/24(3)	255	248
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	155	142
Parsley Energy LLC (Parsley Finance Corp.) 144A 6.250%, 6/1/24(3)	25	26
Range Resources Corp. 5.000%, 3/15/23	130	122
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	140	144
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	215	214

		1,875

Financials—20.2%
AerCap Ireland Capital Ltd. (Aercap Global Aviation Trust) 3.950%, 2/1/22	200	200
Air Lease Corp. 2.625%, 9/4/18	70	70
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	120	124
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	310	318
Ally Financial, Inc.
4.250%, 4/15/21	80	80
5.750%, 11/20/25	120	121
American Campus Communities LP 3.350%, 10/1/20	25	26
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	190	195
Ares Capital Corp.
4.875%, 11/30/18	26	27
3.875%, 1/15/20	71	74
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	270	264
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	175	192

See Notes to Schedules of Investments

4

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	$275	$289
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	160	160
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	185	198
Banco Nacional de Comercio 144A 4.375%, 10/14/25(3)	200	209
Banco Santander Chile 144A 3.875%, 9/20/22(3)	215	224
Bancolombia S.A. 5.125%, 9/11/22	260	265
Bank of America Corp.
2.000%, 1/11/18	150	151
5.625%, 7/1/20	235	264
4.450%, 3/3/26	340	356
Bank of India 144A 3.250%, 4/18/18(3)	265	270
Bank of New York Mellon Corp. (The) 2.800%, 5/4/26	210	218
Barclays Bank plc 144A 6.050%, 12/4/17(3)	250	262
Berkshire Hathaway, Inc.
2.750%, 3/15/23	20	21
3.125%, 3/15/26	45	47
Brixmor Operating Partnership LP 3.875%, 8/15/22	55	57
Capital One Financial Corp. 4.200%, 10/29/25	180	185
Citigroup, Inc.
4.600%, 3/9/26	230	243
6.250%, 12/29/49(2)	155	160
Citizens Financial Group, Inc. 5.500%(2)(5)	160	153
Compass Bank 3.875%, 4/10/25	250	240
Corporate Office Properties LP 3.600%, 5/15/23	265	258
Corrections Corp. of America 5.000%, 10/15/22	165	172
Developers Diversified Realty Corp.
7.875%, 9/1/20	155	187
3.500%, 1/15/21	130	134
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	290	283
Digital Realty Trust LP 5.250%, 3/15/21	165	186
Discover Financial Services, Inc. 3.950%, 11/6/24	190	195
Education Realty Operating Partnership LP 4.600%, 12/1/24	205	210
Ford Motor Credit Co., LLC 5.750%, 2/1/21	235	267
FS Investment Corp.

	PAR VALUE	VALUE
Financials—(continued)
4.250%, 1/15/20	$165	$169
4.750%, 5/15/22	40	41
General Motors Financial Co., Inc.
4.750%, 8/15/17	55	57
4.200%, 3/1/21	90	94
3.450%, 4/10/22	30	30
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500	581
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	125	126
4.000%, 6/1/25	200	210
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(5)(6)	310	319
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 5.875%, 2/1/22	65	61
ING Groep NV 6.000%(2)(5)(6)	200	189
iStar Financial, Inc. 5.000%, 7/1/19	90	84
Jefferies Group LLC 6.875%, 4/15/21	85	97
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	221
Kilroy Realty LP 4.375%, 10/1/25	190	205
Kimco Realty Corp. 3.400%, 11/1/22	185	194
Leucadia National Corp. 5.500%, 10/18/23	150	153
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	245	260
Lincoln National Corp. 4.200%, 3/15/22	250	268
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	240
Manulife Financial Corp. 4.150%, 3/4/26	215	230
McGraw Hill Financial, Inc. 4.000%, 6/15/25	195	213
Morgan Stanley
4.100%, 5/22/23	155	161
4.350%, 9/8/26	340	356
6.375%, 7/24/42	435	587
MPT Operating Partnership LP
6.375%, 3/1/24	20	21
5.500%, 5/1/24	90	92
National Retail Properties, Inc. 4.000%, 11/15/25	60	64
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	255	266
Prudential Financial, Inc.
5.875%, 9/15/42(2)	190	205
5.625%, 6/15/43(2)(6)	160	166
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	152

See Notes to Schedules of Investments

5

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Santander Holdings USA, Inc. 2.700%, 5/24/19	$195	$196
SBA Telecommunications LLC (Tower Trust) 144A 2.877%, 7/15/21(3)	320	324
Select Income REIT 4.500%, 2/1/25	190	187
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	200	204
Sovran Acquisition LP 3.500%, 7/1/26	125	126
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	158
Trinity Acquisition plc
3.500%, 9/15/21	15	16
4.400%, 3/15/26	80	84
UBS AG 7.625%, 8/17/22	500	566
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	250	258
Voya Financial, Inc. 5.650%, 5/15/53(2)	280	264
WP Carey, Inc. 4.600%, 4/1/24	160	164

		16,214

Health Care—3.7%
AbbVie, Inc.
2.850%, 5/14/23	135	136
3.600%, 5/14/25	65	68
3.200%, 5/14/26	110	111
Alere, Inc. 144A 6.375%, 7/1/23(3)	60	63
Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(3)(8)	27	27
Cardinal Health, Inc.
3.200%, 3/15/23	130	136
3.750%, 9/15/25	165	180
Community Health Systems, Inc. 5.125%, 8/1/21	45	45
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	10	9
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	120	100
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	90	89
Endo Finance LLC 144A 6.000%, 7/15/23(3)	110	97
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(3)	160	178
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	35	36
HCA, Inc.
6.500%, 2/15/20	160	177
5.375%, 2/1/25	80	82
5.250%, 6/15/26	20	21

	PAR VALUE	VALUE
Health Care—(continued)
IASIS Healthcare LLC 8.375%, 5/15/19	$80	$77
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(3)(8)	85	85
LifePoint Health, Inc. 144A 5.375%, 5/1/24(3)	35	35
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)	165	155
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	90	91
Mylan NV
144A 3.000%, 12/15/18(3)	55	56
144A 3.150%, 6/15/21(3)	55	56
Owens & Minor, Inc. 3.875%, 9/15/21	35	36
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	75	77
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	120	124
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	160	164
Team Health, Inc. 144A 7.250%, 12/15/23(3)	5	5
Teleflex, Inc. 4.875%, 6/1/26	80	81
Tenet Healthcare Corp.
4.153%, 6/15/20(2)	75	74
4.500%, 4/1/21	85	86
Universal Health Services, Inc.
144A 4.750%, 8/1/22(3)	40	41
144A 5.000%, 6/1/26(3)	95	96
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	25	22
144A 5.500%, 3/1/23(3)	50	40
Zoetis, Inc. 3.450%, 11/13/20	45	46

		3,002

Industrials—2.8%
ADT Corp. (The) 6.250%, 10/15/21	155	166
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	81	82
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	110	106
Carpenter Technology Corp. 4.450%, 3/1/23	250	241
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	305	325
00-1, A1 8.048%, 11/1/20	249	273
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	253	268

See Notes to Schedules of Investments

6

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Masco Corp.
5.950%, 3/15/22	$110	$123
4.450%, 4/1/25	55	57
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	75	76
Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(3)	75	80
Standard Industries, Inc. 144A 5.125%, 2/15/21(3)	5	5
TransDigm, Inc.
6.000%, 7/15/22	115	116
6.500%, 5/15/25	45	45
United Rentals North America, Inc. 5.500%, 7/15/25	75	74
Wheels Up Finance I LLC
16-01, A 7.500%, 6/30/17(9)	170	169
16-01, A 144A 7.173%, 6/1/24(2)(9)	75	74

		2,280

Information Technology—2.5%
Apple, Inc.
2.850%, 2/23/23	55	58
3.250%, 2/23/26	155	165
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.875%, 6/15/21(3)	15	15
144A 5.450%, 6/15/23(3)	40	41
144A 7.125%, 6/15/24(3)	35	37
144A 6.020%, 6/15/26(3)	40	42
144A 8.100%, 7/15/36(3)	40	43
144A 8.350%, 7/15/46(3)	45	49
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	270	277
Electronic Arts, Inc. 3.700%, 3/1/21	30	31
Fidelity National Information Services, Inc. 3.625%, 10/15/20	65	69
First Data Corp. 144A 5.000%, 1/15/24(3)	230	231
Flextronics International Ltd. 4.750%, 6/15/25	200	202
Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(3)	120	125
KLA-Tencor Corp. 4.650%, 11/1/24	190	207
Oracle Corp.
2.400%, 9/15/23	25	25
2.650%, 7/15/26	170	170

	PAR VALUE	VALUE
Information Technology—(continued)
Verisk Analytics, Inc. 4.000%, 6/15/25	$190	$200
Western Digital Corp. 144A 7.375%, 4/1/23(3)	25	27

		2,014

Materials—2.3%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	310	329
Ardagh Packaging Finance plc (Ardagh Holdings USA, Inc.) 144A 4.625%, 5/15/23(3)	200	197
Berry Plastics Corp. 5.125%, 7/15/23	145	145
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95	96
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	375	385
Methanex Corp. 4.250%, 12/1/24	190	170
NewMarket Corp. 4.100%, 12/15/22	288	299
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	200	212
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(3)	50	51

		1,884

Telecommunication Services—2.5%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	200	197
AT&T, Inc. 3.875%, 8/15/21	425	458
CenturyLink, Inc. Series Y 7.500%, 4/1/24	140	142
Crown Castle International Corp. 3.700%, 6/15/26	20	21
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	215	219
Frontier Communications Corp.
6.250%, 9/15/21	100	95
10.500%, 9/15/22	25	26
Qwest Corp. 7.250%, 9/15/25	150	160
T-Mobile USA, Inc. 6.500%, 1/15/26	135	143
Telefonica Emisiones SAU 4.570%, 4/27/23	225	249
West Corp. 144A 4.750%, 7/15/21(3)	95	95
Windstream Corp. 7.750%, 10/15/20	200	197

		2,002

Utilities—1.7%
AmeriGas Partners LP 7.000%, 5/20/22	140	149
Dominion Resources, Inc. 2.962%, 7/1/19	20	20
Electricite de France S.A. 144A 5.250%(2)(3)(5)(6)	280	268
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	210	222
NRG Yield Operating LLC 5.375%, 8/15/24	60	60

See Notes to Schedules of Investments

7

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
Southern Power Co. 4.150%, 12/1/25	$230	$249
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200	220
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	145	139

		1,327

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $36,339)		37,209

LOAN AGREEMENTS(2)—3.4%
Consumer Discretionary—0.5%
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	60	56
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	40	39
El Dorado Resorts, Inc. 4.250%, 7/25/22	35	35
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	79	77
PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	21	21
Station Casinos LLC Tranche B, 3.750%, 6/8/23	72	71
U.S. Farathane LLC 5.750%, 12/23/21	114	114

		413

Consumer Staples—0.3%
Albertson’s LLC Trance B-4, 0.000%, 8/25/21(13)	112	112
Hostess Brands LLC Tranche B, Second Lien, 8.500%, 8/3/23	150	149

		261

Energy—0.2%
Chelsea Petroleum I LLC Tranche B, 5.250%, 10/28/22	93	92
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	94	83

		175

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	71	71

Health Care—1.0%
Amneal Pharmaceuticals LLC Tranche B, 5.250%, 11/1/19	56	56
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	79	80

	PAR VALUE	VALUE
Health Care—(continued)
CHG Healthcare Services, Inc. First Lien, 0.000%, 6/7/23(13)	$105	$105
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	66	63
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	110	110
MMM Holdings, Inc. 9.750%, 12/12/17(4)(9)	50	38
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(4)(9)	36	28
Multiplan, Inc. 5.000%, 6/7/23	48	48
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	64	64
Quorum Health Corp. 6.750%, 4/29/22	92	92
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	100	99

		783

Industrials—0.4%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	78	77
McGraw-Hill Global Education Holdings LLC Tranche B, 5.000%, 5/4/22	98	98
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	120	115

		290

Information Technology—0.4%
First Data Corp. Tranche 2022, 4.238%, 7/8/22	145	144
NXP BV (NXP Funding LLC) Tranche B, 3.750%, 12/7/20	74	75
ON Semiconductor 5.250%, 3/31/23	50	50
SS&C European Holdings S.a.r.l. Tranche B-2, 4.000%, 7/8/22	6	6
SS&C Technologies, Inc. Tranche B-1, 4.000%, 7/8/22	43	43

		318

Materials—0.1%
Huntsman International LLC Tranche B, 4.250%, 4/1/23	44	44
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	9	9
PolyOne Corp. Tranche B-1, 3.500%, 11/11/22	48	48

		101

See Notes to Schedules of Investments

8

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—0.1%
T-Mobile USA, Inc. Senior Lien 3.500%, 11/9/22	$86		$86

Utilities—0.3%
NRG Energy, Inc. 0.000%, 6/14/23(13)	236		235

TOTAL LOAN AGREEMENTS (Identified Cost $2,771)			2,733

	SHARES		VALUE
PREFERRED STOCK—3.4%
Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(10)	199

Financials—2.2%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	150	(10)	150
Citigroup, Inc. Series J, 7.125%(2)	8,000		230
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	115	(10)	115
JPMorgan Chase & Co. Series V, 5.000%(2)	315	(10)	301
JPMorgan Chase & Co. Series Z, 5.300%(2)	45	(10)	45
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	215	(10)	206
SunTrust Bank, Inc. 5.625%(2)	45	(10)	45
Wells Fargo & Co. Series K, 7.980%(2)	230	(10)	241
XLIT Ltd. Series E, 6.50%(2)	240	(10)	167
Zions Bancorp. 6.950%(2)	8,800		264

			1,764

Industrials—0.9%
General Electric Co. Series D, 5.000%(2)	686	(10)	729

TOTAL PREFERRED STOCK (Identified Cost $2,654)			2,692

EXCHANGE-TRADED FUNDS—1.0%
iShares iBoxx $ Investment Grade Corporate Bond Fund(12)	6,725		825

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $803)			825

	SHARES	VALUE
AFFILIATED MUTUAL FUND—1.4%
Virtus Credit Opportunities Fund Class R6(12)	117,904	$1,138

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,179)		1,138

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $77,912)		79,596	(11)

SHORT-TERM INVESTMENT—1.2%
Money Market Mutual Fund—1.2%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(12)	985,965	986

TOTAL SHORT-TERM INVESTMENT (Identified Cost $986)		986

TOTAL INVESTMENTS—100.1% (Identified Cost $78,898)		80,582	(1)
Other assets and liabilities, net—(0.1)%		(112)

NET ASSETS—100.0%		$80,470

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2016.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $22,001 or 27.3% of net assets.

(4)	Security in default, interest payments are being received during the bankruptcy proceedings.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	100% of the income received was in cash.
(9)	Illiquid security.
(10)	Value shown as par value.
(11)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(12)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.
(13)	This loan will settle after June 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.

See Notes to Schedules of Investments

9

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	86%
Canada	1
Chile	1
France	1
Mexico	1
Switzerland	1
United Kingdom	1
Other	8

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

10

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,332	$—	$3,332	$—
Corporate Bonds And Notes	37,209	—	36,966	243
Foreign Government Securities	1,752	—	1,752	—
Loan Agreements	2,733	—	2,667	66
Mortgage-Backed Securities	21,381	—	21,381	—
Municipal Bonds	1,131	—	1,131	—
U.S. Government Securities	7,403	—	7,403	—
Equity Securities:
Affiliated Mutual Fund	1,138	1,138	—	—
Exchange-Traded Funds	825	825	—	—
Preferred Stock	2,692	494	2,198	—
Short-Term Investment	986	986	—	—

Total Investments	$80,582	$3,443	$76,830	$309

Securities held by the Fund with an end of period value of $ 264 were transferred from Level 2 into Level 1 since starting to use an exchange price.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Corporate Bonds		Loan Agreements
Balance as of September 30, 2015:	$—		$—		$—
Accrued discount/(premium)	—	(c)	—	(c)	—
Realized gain (loss)	—		—		—
Change in unrealized appreciation (depreciation)	—	(c)	—	(c)	—
Purchases	412		412		—
Sales(b)	(169)		(169)		—
Transfers into Level 3 (a)	66	(d)	—		66	(d)
Transfers from Level 3 (a)	—		—		—

Balance as of June 30, 2016	$309		$243		$66

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)	The transfers into Level 3 are due to a decrease in trading activities at period end.

None of the securities in this table are internally fair valued.

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—98.1%
Development Revenue—12.4%
Garden Grove Agency for Community Development Successor Agency, Garden Grove Community Project, (BAM Insured) 5.000%, 10/1/29	$350	$441
Lafayette Redevelopment Agency Successor Agency, Lafayette Redevelopment Project, (AGM Insured) 5.000%, 8/1/38	250	300
Los Angeles County Redevelopment Refunding Authority, Long Beach Project, 5.000%, 8/1/34	215	264
Menlo Park Community Development Agency Successor Agency, Las Pulgas Community Development Project ,(AGM Insured) 5.000%, 10/1/29	100	126
Milpitas Redevelopment Agency Successor Agency Redevelopment Project Area No.1, 5.000%, 9/1/30	250	312
Palmdale Community Redevelopment Agency Successor Agency, Subordinate Lien, 5.000%, 9/1/34	300	373
Sacramento Redevelopment Agency Successor Agency
(BAM Insured) 5.000%, 12/1/33	75	92
(BAM Insured) 5.000%, 12/1/34	75	91
San Diego Redevelopment Agency, Center City Redevelopment Project, (AMBAC Insured) 4.750%, 9/1/30	500	503
San Marcos Redevelopment Agency Successor Agency, 5.000%, 10/1/33	250	309
San Mateo Redevelopment Agency Successor Agency, 5.000%, 8/1/30	250	312
Santa Clara Redevelopment Agency, Bayshore North Project ,(NATL Insured) 5.000%, 6/1/22	500	508
Union City Redevelopment Agency Successor Agency, Union City Redevelopment Project, 5.000%, 10/1/36	200	246

		3,877

General Obligation—13.3%
Cajon Valley Union School District, 5.000%, 8/1/31	250	307
California, State of

	PAR VALUE	VALUE
General Obligation—(continued)
5.500%, 3/1/26	$250	$270
(AMBAC Insured) 5.000%, 2/1/27	290	383
5.000%, 9/1/32	300	355
5.000%, 12/1/37	275	291
6.000%, 4/1/38	250	285
Grossmont Healthcare District 5.000%, 7/15/25	350	454
Los Alamitos Unified School District, School Facilities Improvement District No.1, 2008 Election 5.250%, 8/1/39	250	297
Oakland Unified School District Alameda County,
(AGM Insured) 5.000%, 8/1/24	200	253
5.000%, 8/1/33	300	364
Ross Valley School District, 5.000%, 8/1/37	350	416
San Diego Community College District, 5.000%, 8/1/43	150	176
San Diego Unified School District, (AGM Insured) 5.500%, 7/1/25	225	304

		4,155

General Revenue—7.5%
California Infrastructure & Economic Development Bank, 5.000%, 10/1/23	200	253
California State Municipal Finance Authority, Bowles Hall Foundation 4.000%, 6/1/22	100	110
Golden State Tobacco Securitization Corp.,
5.000%, 6/1/29	350	430
5.125%, 6/1/47	950	950
Midpeninsula Regional Open Space District, 5.000%, 9/1/23	120	152
South Bay Regional Public Communications Authority, Hawthorne Projects, (ACA Insured) 4.750%, 1/1/31	435	438

		2,333

Higher Education Revenue—4.1%
California Educational Facilities Authority, Pomona College, 5.000%, 7/1/45	500	501
California State University 5.000%, 11/1/41	300	377
University of California,
General Revenue 5.000%, 5/15/23	100	126
Limited Projects Revenue 5.000%, 5/15/23	225	282

		1,286

See Notes to Schedules of Investments

1

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Lease Revenue—13.5%
Anaheim Public Financing Authority, Public Improvement Projects, (AGM Insured) 6.000%, 9/1/16	$435	$439
California State Public Works Board,
Department of General Services, Buildings 8&9 6.125%, 4/1/29	500	572
Capital Projects, 5.750%, 10/1/30	550	632
Department of Forestry & Fire Protection, 5.000%, 11/1/32	500	525
Municipal Improvement Corp. of Los Angeles Real Property 5.000%, 11/1/36	250	312
Pomona, City of, Certificates of Participation (AMBAC Insured) 5.500%, 6/1/28	700	702
San Diego Regional Building Authority, County Operations Center 5.000%, 10/15/35	335	416
Ventura County Public Financing Authority, 5.000%, 11/1/25	250	307
West Hollywood Public Financing Authority, West Hollywood Park Phase II 5.000%, 4/1/34	250	313

		4,218

Medical Revenue—8.7%
California Municipal Finance Authority, Community Medical Centers, 5.000%, 2/1/27	100	121
California State Health Facilities Financing Authority,
El Camino Hospital, 5.000%, 2/1/26	100	123
Cedars-Sinai Medical Center, 5.000%, 11/15/31	250	317
Sutter Health, 5.000%, 11/15/35	125	155
Lucille Salter Packard Children’s Hospital at Stanford, 5.000%, 8/15/43	100	121
Sutter Health, 5.000%, 8/15/43	135	165
California Statewide Communities Development Authority,
Loma Linda University Medical Center, 5.000%, 12/1/30(3)	100	118
Sutter Health, (AMBAC Insured) 5.000%, 11/15/38	205	213
John Muir Health Center 5.000%, 8/15/41	100	124
Cottage Health System, 5.000%, 11/1/43	250	301
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	350	386

	PAR VALUE	VALUE
Medical Revenue—(continued)
Loma Linda University Medical Center 5.250%, 12/1/56(3)	$100	$115
Regents of the University of California, Medical Center Pooled Revenue, (NATL Insured) 4.750%, 5/15/31	300	300
San Benito Health Care District, (CHFCLIF Insured) 4.000%, 3/1/18	140	148

		2,707

Natural Gas Revenue—2.4%
Roseville Natural Gas Financing Authority,
5.000%, 2/15/24	450	530
5.000%, 2/15/27	195	232

		762

Power Revenue—2.3%
Northern California Power Agency, Hydroelectric Project No.1, 5.000%, 7/1/32	200	236
Sacramento Municipal Utility District, 5.000%, 8/15/29	150	186
Southern California Public Power Authority, Windy Point Project, 5.000%, 7/1/28	250	288

		710

Pre-Refunded—13.1%
Bay Area Toll Authority, (Pre-refunded 4/1/19 @100) 5.125%, 4/1/39	425	476
California State Health Facilities Financing Authority,
Providence Health & Services, (Pre-refunded 10/1/18 @100) 6.500%, 10/1/38	5	6
Providence Health & Services, (Pre-refunded 10/1/18 @100) 6.500%, 10/1/38	195	220
California State Infrastructure & Economic Development Bank, Bay Area Toll Bridges (Pre-refunded 7/1/26 @100) (AMBAC Insured) 5.125%, 7/1/37	530	710
California State University, (Pre-refunded 5/1/2019 @ 100) 5.250%, 11/1/38	500	564
Northern California Power Agency, (Pre-refunded 7/1/21 @ 100) (AMBAC Insured) 7.500%, 7/1/23	195	240

See Notes to Schedules of Investments

2

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Pre-Refunded—(continued)
Riverside County Single Family, (Escrowed to Maturity) (GNMA Collateralized) 7.800%, 5/1/21	$1,085	$1,413
Riverside Unified School District, (Pre-refunded 8/1/17 @ 100) 5.000%, 8/1/32	275	291
Stockton Housing Facilities Revenue, O’Connors Woods Project, (Pre-refunded 9/20/17 @ 100) (GNMA Collateralized) 5.600%, 3/20/28	155	162

		4,082

Special Tax Revenue—4.9%
Chula Vista Municipal Financing Authority, 5.000%, 9/1/27	200	247
North City West School Facilities Financing Authority, (AMBAC Insured) 5.250%, 9/1/19	635	718
Sacramento Area Flood Control Agency, Consololidated Capital Assessment District (BHAC Insured) 5.500%, 10/1/28	250	276
Tustin Unified School District, Community Facilities District No. 97-1, (BAM Insured) 5.000%, 9/1/33	250	304

		1,545

Transportation Revenue—5.6%
Los Angeles Department of Airports 5.000%, 5/15/32	200	250
Los Angeles Harbor Department, 5.000%, 8/1/35	235	288
San Diego County Regional Airport Authority, 5.000%, 7/1/40	400	449
San Diego Unified Port District, 5.000%, 9/1/28	200	240
San Francisco City & County Airport Commission, San Francisco International Airport, 5.000%, 5/1/43	150	172
San Francisco Municipal Transportation Agency,
5.000%, 3/1/31	125	150
5.000%, 3/1/33	150	187

		1,736

Water & Sewer Revenue—10.3%
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/35	270	338
Los Angeles Department of Water & Power, 5.000%, 7/1/35	295	370
Manteca, City of, Water Revenue, 5.000%, 7/1/27	300	365

	PAR VALUE	VALUE
Water & Sewer Revenue—(continued)
Oakland, City of, Sewer Revenue, 5.000%, 6/15/29	$200	$250
Ross Valley Public Financing Authority, Sanitary District No.1 (AGM Insured) 5.000%, 10/1/33	225	268
San Diego County Water Authority, 5.000%, 5/1/31	250	304
San Diego Public Facilities Financing Authority Sewer Revenue 5.000%, 5/15/39	500	630
Santa Margarita-Dana Point Authority, Water Improvement Districts Nos. 2,3,4, 5.125%, 8/1/38	630	682

		3,207

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $28,165)		30,618

TOTAL LONG TERM INVESTMENTS—98.1% (Identified Cost $28,165)		30,618

TOTAL INVESTMENTS—98.1% (Identified Cost $28,165)		30,618	(1)
Other assets and liabilities, net—1.9%		606

NET ASSETS—100.0%		$31,224

Abbreviations:

ACA	American Capital Access Financial Guarantee Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured.
BHAC	Berkshire Hathaway Assurance Corp.
CHFCLIF	California Health Facility Construction Loan Insurance Fund.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

At June 30, 2016, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At June 30, 2016, 35.78% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: AMBAC 11.1%.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $233 or 0.7% of net assets.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$30,618	$30,618

Total Investments	$30,618	$30,618

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES—43.4%
Arab Republic of Egypt 144A 5.875%, 6/11/25(3)	$200	$175
Argentine Republic
144A 7.500%, 4/22/26(3)	300	325
Series NY, 8.280%, 12/31/33	336	376
144A 7.125%, 7/6/36(3)	150	150
Bermuda RegS 4.854%, 2/6/24(4)	200	214
Bolivarian Republic of Venezuela
RegS 7.750%, 10/13/19(4)	140	63
7.650%, 4/21/25	285	118
9.375%, 1/13/34	325	142
City of Buenos Aires 144A 7.500%, 6/1/27(3)	250	260
Commonwealth of Jamaica 6.750%, 4/28/28	200	210
Dominican Republic
144A 5.875%, 4/18/24(3)	100	105
144A 6.875%, 1/29/26(3)	100	110
144A 6.850%, 1/27/45(3)	100	103
Federative Republic of Brazil
Treasury Note Series F 10.000%, 1/1/25	280	78
6.000%, 4/7/26	400	434
5.625%, 1/7/41	300	292
Hungary 6.375%, 3/29/21	60	68
Hungary
5.375%, 2/21/23	146	162
5.750%, 11/22/23	22	25
5.375%, 3/25/24	180	201
Islamic Republic of Pakistan 144A 8.250%, 9/30/25(3)	200	212
Kingdom of Bahrain 144A 6.000%, 9/19/44(3)	200	162
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	200	209
Lebanese Republic 6.600%, 11/27/26	200	194
Mongolia 144A 10.875%, 4/6/21(3)	200	211
Oman Government International Bond 144A 4.750%, 6/15/26(3)	200	198
Paraguay Government International Bond 144A 4.625%, 1/25/23(3)	200	209
Philippine Government International Bond 6.375%, 10/23/34	200	291
Provincia de Buenos Aires Provincia de Buenos Aires 7.875%, 6/15/27	150	155
Provincia de Buenos Aires Argentina 144A 9.125%, 3/16/24(3)	150	165

	PAR VALUE		VALUE
Republic of Angola 144A 9.500%, 11/12/25(3)	$200		$199
Republic of Argentina 2.500%, 12/31/38(2)	150		101
Republic of Armenia 144A 7.150%, 3/26/25(3)	200		203
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	200		202
Republic of Chile 5.500%, 8/5/20	70,000	CLP	112
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	100,000	COP	38
6.125%, 1/18/41	100		116
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200		200
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	200		194
Republic of El Salvador
144A 6.375%, 1/18/27(3)	155		141
144A 7.650%, 6/15/35(3)	70		63
Republic of Ghana RegS 10.750%, 10/14/30(4)	200		211
Republic of Guatemala 144A 4.500%, 5/3/26(3)	200		204
Republic of Indonesia
Series FR63, 5.625%, 5/15/23	624,000	IDR	42
Series FR56, 8.375%, 9/15/26	676,000	IDR	54
144A 5.125%, 1/15/45(3)	200		212
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		191
Republic of Kazakhstan 144A 4.875%, 10/14/44(3)	200		195
Republic of Kenya 144A 6.875%, 6/24/24(3)	200		185
Republic of Panama
3.750%, 3/16/25	200		211
3.875%, 3/17/28	200		212
Republic of Peru 4.125%, 8/25/27	280		308
Republic of Poland Series 1021, 5.750%, 10/25/21	300	PLN	89
Republic of Romania
144A 6.750%, 2/7/22(3)	150		178
RegS 4.875%, 1/22/24(4)	100		110
RegS 6.125%, 1/22/44(4)	120		150
Republic of South Africa
Series R203, 8.250%, 9/15/17	758	ZAR	52
Series R208, 6.750%, 3/31/21	1,470	ZAR	94
5.875%, 9/16/25	200		223
Republic of Sri Lanka
144A 5.875%, 7/25/22(3)	200		195
144A 6.850%, 11/3/25(3)	200		196
Republic of Turkey
5.125%, 3/25/22	200		214
4.875%, 10/9/26	200		211
6.750%, 5/30/40	225		274
6.625%, 2/17/45	200		243

See Notes to Schedules of Investments

1

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Republic of Uruguay 5.100%, 6/18/50	$400	(7)	$400
Russian Federal Bond - Ofz 7.400%, 6/14/17	4,800		74
Socialist Republic of Vietnam RegS 4.800%, 11/19/24(4)	200		206
State of Qatar 144A 3.250%, 6/2/26(3)	200		204
Ukraine 144A 7.750%, 9/1/26(3)	160		152
United Mexican States
Series M, 6.500%, 6/9/22	614	MXN	35
4.750%, 3/8/44	150		162

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $12,665)			12,673

CORPORATE BONDS AND NOTES—53.8%
Argentina—0.3%
YPF S.A. 144A 8.500%, 3/23/21(3)	90		97

Azerbaijan—0.8%
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	200		216

Barbados—0.7%
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	200		212

Brazil—3.6%
BRF SA 7.750%, 5/22/18	400	BRL	114
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	200		207
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	173		32
Petrobras Global Finance BV
3.000%, 1/15/19	80		74
5.375%, 1/27/21	290		268
8.375%, 5/23/21	60		62
8.750%, 5/23/26	140		141
6.750%, 1/27/41	100		80
Vale Overseas Ltd. 5.875%, 6/10/21	70		70

			1,048

Canada—0.2%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	45		45

Chile—2.9%
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	228		227
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	200		205
Transelec S.A. 144A 4.250%, 1/14/25(3)	200		206

	PAR VALUE	VALUE
Chile—(continued)
VTR Finance BV 144A 6.875%, 1/15/24(3)	$200	$200

		838

China—3.6%
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	200	213
BOC Aviation Pte Ltd. 3.875%, 5/9/19	200	208
Kunlun Energy Co., Ltd. 144A 3.750%, 5/13/25(3)	200	205
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200	220
Tencent Holdings Ltd. 144A 3.800%, 2/11/25(3)	200	211

		1,057

Colombia—2.1%
Bancolombia S.A. 5.125%, 9/11/22	100	102
Ecopetrol S.A. 5.875%, 9/18/23	200	206
Ecopetrol S.A. 5.375%, 6/26/26	70	68
GrupoSura Finance SA 144A 5.500%, 4/29/26(3)	200	208
Pacific Rubiales Energy Corp. 144A 5.125%, 3/28/23(3)(10)	200	38

		622

El Salvador—0.6%
AES El Salvador Trust II 144A 6.750%, 3/28/23(3)	200	173

Guatemala—0.7%
Comcel Trust via Comunicaciones Celulares SA 144A 6.875%, 2/6/24(3)(5)	200	196

Hong Kong—0.8%
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	200	220

India—2.4%
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	200	217
ICICI Bank Ltd. Dubai 144A 4.000%, 3/18/26(3)	200	203
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	250	280

		700

Indonesia—4.0%
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	200	200
Pertamina Persero PT
144A 4.875%, 5/3/22(3)	200	211
144A 6.000%, 5/3/42(3)	275	279

See Notes to Schedules of Investments

2

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Indonesia—(continued)
144A 5.625%, 5/20/43(3)	$200		$195
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(3)	250		272

			1,157

Ireland—0.8%
Ardagh Finance Holdings SA PIK Interest Capitalization, 144A 8.625%, 6/15/19(3)(8)	237		241

Jamaica—0.6%
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200		168

Kazakhstan—1.4%
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	200		195
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	200		220

			415

Mexico—8.2%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	200		214
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	200		212
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	105
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(3)	150		167
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(6)	200		211
Cemex SAB de C.V. 144A 7.250%, 1/15/21(3)	200		212
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	193		192
Fomento Economico Mexicano SAB de CV 2.875%, 5/10/23	150		150
Grupo Televisa SAB 7.250%, 5/14/43	2,000	MXN	95
Grupo Televisa Sab 6.125%, 1/31/46	200		221
Petroleos Mexicanos
4.250%, 1/15/25	100		96
144A 6.875%, 8/4/26(3)	205		229
6.375%, 1/23/45	100		101
5.625%, 1/23/46	200		182

			2,387

	PAR VALUE		VALUE
Morocco—0.7%
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	$200		$212

Netherlands—0.7%
GTH Finance BV 144A 7.250%, 4/26/23(3)	200		209

Peru—2.2%
Banco de Credito del Peru
144A 5.375%, 9/16/20(3)	100		111
144A 6.125%, 4/24/27(2)(3)	100		109
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(3)	100		111
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	100		107
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	200		200

			638

Poland—0.7%
PKO Finance AB 144A 4.630%, 9/26/22(3)(5)	200		209

Qatar—0.7%
Ooredoo International Finance Ltd. 144A 3.750%, 6/22/26(3)	200		202

Russia—3.8%
AHML Finance Ltd. 144A 7.750%, 2/13/18(3)	5,000	RUB	75
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(3)(5)	200		214
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	200		203
Metalloinvest Finance Ltd. 144A 5.625%, 4/17/20(3)	200		209
Scf Capital Ltd. 144A 5.375%, 6/16/23(3)	200		201
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(5)	200		215

			1,117

Singapore—0.7%
Oversea-Chinese Banking Corp., Ltd. 144A 4.000%, 10/15/24(2)(3)	200		210

South Africa—1.3%
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200		199

See Notes to Schedules of Investments

3

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
South Africa—(continued)
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	$200	$189

		388

South Korea—0.7%
Export-Import Bank of Korea 2.875%, 1/21/25	200	207

Sultanate of Oman—0.6%
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	200	187

Supranational—2.2%
Africa Finance Corp. 144A 4.375%, 4/29/20(3)	200	203
Corp Andina de Fomento 4.375%, 6/15/22	200	223
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200	205

		631

Thailand—0.7%
Bangkok Bank plc 144A 3.300%, 10/3/18(3)	200	206

Trinidad and Tobago—0.2%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(4)	50	48

Turkey—0.7%
Turkiye Is Bankasi A.S 144A 7.850%, 12/10/23(3)	200	216

Ukraine—1.2%
Oschadbank Via Ssb #1 plc RegS 9.375%, 3/10/23(2)(4)	200	193
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	150	147

		340

United Arab Emirates—0.9%
DP World Ltd. 144A 6.850%, 7/2/37(3)	250	274

United Kingdom—0.4%
EnQuest plc 144A 7.000%, 4/15/22(3)	200	125

United States—0.1%
Parker Drilling Co. 6.750%, 7/15/22	50	38

Venezuela—1.6%
Petroleos de Venezuela SA
8.500%, 11/2/17	260	182
144A 6.000%, 5/16/24(3)	555	198

	PAR VALUE		VALUE
Venezuela—(continued)
Petroleos de Venezuela SA RegS 6.000%, 11/15/26(4)	$200		$70

			450

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $16,213)			15,699

LOAN AGREEMENTS(2)—0.6%
Consumer Discretionary—0.6%
Delta 2 (Lux) S.a.r.l. Tranche B-3, 4.750%, 7/30/21	47		45
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	147		143

TOTAL LOAN AGREEMENTS (Identified Cost $193)			188

	SHARES		VALUE
PREFERRED STOCK—0.7%
Energy—0.7%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(9)	199

TOTAL PREFERRED STOCK (Identified Cost $201)			199

AFFILIATED MUTUAL FUND—0.5%
Virtus Credit Opportunities Fund Class R6(11)	14,941		144

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $149)			144

TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $29,421)			28,903

TOTAL INVESTMENTS—99.0% (Identified Cost $29,421)			28,903	(1)
Other assets and liabilities, net—1.0%			301

NET ASSETS—100.0%			$29,204

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2016.

See Notes to Schedules of Investments

4

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $18,111 or 62.0% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	Interest payments may be deferred.
(7)	Principal amount is adjusted pursuant to the change in the Index.
(8)	100% of the income received was in cash.
(9)	Value shown as par value.
(10)	Security in default.
(11)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Schedules of Investments

5

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
Mexico	9%
Argentina	6
Brazil	6
Indonesia	5
China	4
Russia	4
Turkey	4
Other	62

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds and Notes	$15,699	$—	$15,699
Foreign Government Securities	12,673	—	12,673
Loan Agreements	188	—	188
Equity Securities:
Affiliated Mutual Fund	144	144	—
Preferred Stock	199	—	199

Total Investments	$28,903	$144	$28,759

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCKS—3.6%
Consumer Staples—0.4%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar 1.27% (Brazil)	8,400	$122

Financials—1.6%
Banco Bradesco S.A. 0.69% (Brazil)	38,920	305
Bancolombia SA 3.41% (Colombia)	8,053	70
Itausa Investimentos Itau S.A. 0.18% (Brazil)	39,770	93

		468

Materials—0.7%
Braskem SA, Class A 5.42% (Brazil)	17,400	103
Suzano Papel e Celulose S.A. Class A (Brazil)	27,500	97

		200

Telecommunication Services—0.2%
Telefonica Brasil SA (Brazil)	4,600	62

Utilities—0.7%
Companhia Energetica de Minas Gerais 6.150% (Brazil)	43,500	98
Companhia Paranaense de Energia, Class B 3.33% (Brazil)	13,500	122

		220

TOTAL PREFERRED STOCKS (Identified Cost $829)		1,072

COMMON STOCKS—95.2%
Consumer Discretionary—9.1%
Arcelik AS (Turkey)	14,648	96
Astra International Tbk PT (Indonesia)	350,400	197
Bajaj Auto Ltd. (India)	5,249	210
Cheng Shin Rubber Industry Co., Ltd. (Taiwan)	70,000	148
Coway Co. Ltd. (South Korea)	2,341	213
Ford Otomotiv Sanayi AS (Turkey)	10,904	116
Foschini Group Ltd. (The) (South Africa)	7,519	71
Halla Visteon Climate Control Corp. (South Korea)	12,211	112
Home Product Center PCL (Thailand)	812,800	230
Kangwon Land, Inc. (South Korea)	7,311	265
Kia Motors Corp. (South Korea)	6,368	240
Lojas Renner S.A. (Brazil)	24,300	180
Merida Industry Co. Ltd. (Taiwan)	57,000	241

	SHARES	VALUE
Consumer Discretionary—(continued)
Naspers Ltd. Class N (South Africa)	810	$124
Truworths International Ltd. (South Africa)	22,126	129
Tsogo Sun Holdings Ltd. (South Africa)	58,083	105

		2,677

Consumer Staples—6.6%
Ambev SA (Brazil)	63,500	376
BRF SA (Brazil)	6,000	84
Fomento Economico Mexicano S.A.B. de CV (Mexico)	23,400	217
Hengan International Group Co., Ltd. (China)	10,500	88
Hindustan Unilever Ltd. (India)	10,734	143
ITC Ltd. (India)	24,448	134
KT&G Corp. (South Korea)	3,542	419
Qinqin Foodstuffs Group Cayman Co., Ltd. (China)(2)	2,100	—	(3)
Raia Drogasil SA (Brazil)	8,000	158
Spar Group Ltd. (The) (South Africa)	11,506	158
Want Want China Holdings Ltd. (China)	219,000	155

		1,932

Energy—7.2%
China Petroleum & Chemical Corp. Class H (China)	401,800	290
China Shenhua Energy Co., Ltd. Class H (China)	113,500	211
Cosan S.A. Industria e Comercio (Brazil)	12,400	129
Gazprom PAO (Gazstream S.A.) Sponsored ADR (Russia)	75,057	325
Lukoil PJSC Sponsored ADR (Russia)	1,863	78
Oil & Natural Gas Corp. Ltd. (India)	80,466	259
Rosneft OJSC GDR (Russia)	32,925	170
Sasol Ltd. (South Africa)	6,928	187
Tatneft PAO Sponsored ADR (Russia)	6,188	193
Thai Oil Public Co. Ltd. (Thailand)	58,600	100
Ultrapar Participacoes S.A. (Brazil)	7,900	175

		2,117

Financials—27.7%
Agricultural Bank of China Ltd. Class H (China)	863,000	317
Aldar Properties PJSC (United Arab Emirates)	190,827	141
AMMB Holdings Bhd (Malaysia)	124,100	137
Banco de Chile (Chile)	1,744,228	187
Banco do Brasil S.A. (Brazil)	29,700	157
Banco Santander Chile SA (Chile)	3,234,621	156

See Notes to Schedules of Investments

1

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Bank of China Ltd. Class H (China)	1,552,000	$624
Barclays Africa Group Ltd. (South Africa)	26,068	256
BB Seguridade Participacoes (Brazil)	12,400	108
BM&F Bovespa S.A. (Brazil)	25,900	144
China Construction Bank Corp. Class H (China)	1,519,000	1,013
China Everbright Bank Co., Ltd. Class H (China)	360,000	165
China Everbright Ltd. (China)	144,000	279
Commercial Bank QSC (The) (Qatar)	9,112	93
CTBC Financial Holding Co., Ltd. (Taiwan)	176,236	93
Doha Bank QSC (Qatar)	6,610	64
Dongbu Insurance Co., Ltd. (South Korea)	5,762	347
Dubai Islamic Bank PJSC (United Arab Emirates)	67,324	94
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)	161,434	161
First Gulf Bank PJSC (United Arab Emirates)	35,508	122
FirstRand Ltd. (South Africa)	116,064	354
Fubon Financial Holding Co., Ltd. (Taiwan)	211,000	249
Gentera S.A.B de CV (Mexico)	52,200	93
Guangzhou R&F Properties Co., Ltd. Class H (China)	112,800	143
Hanwha Life Insurance Co., Ltd. (South Korea)	24,154	122
Highwealth Construction Corp. (Taiwan)	158,000	261
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	8,763	223
Industrial & Commercial Bank of China Ltd. Class H (China)	1,495,000	834
Komercni Banka A.S. (Czech Republic)	2,065	77
Liberty Holdings Ltd. (South Africa)	17,343	142
MMI Holdings Ltd. (South Africa)	73,488	113
OTP Bank plc (Hungary)	4,570	102
Ping An Insurance Group Co. of China Ltd. Class H (China)	67,500	299
Shimao Property Holdings Ltd. (China)	127,500	162
Standard Bank Group Ltd. (South Africa)	22,148	193
Turkiye Is Bankasi Class C (Turkey)	85,556	136

		8,161

Health Care—2.5%
China Medical System Holdings Ltd. (China)	118,000	181
Kalbe Farma Tbk PT (Indonesia)	1,832,600	213
Richter Gedeon Nyrt (Hungary)	7,265	144
Sinopharm Group Co., Ltd. Class H (China)	43,200	208

		746

	SHARES	VALUE
Industrials—8.5%
AirAsia BHD (Malaysia)	270,300	$175
China Conch Venture Holdings Ltd. (China)	100,000	199
Daewoo International Corp. (South Korea)	4,798	105
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	20,300	209
Industries Qatar Qsc (Qatar)	3,895	105
Jiangsu Expressway Co., Ltd. Class H (China)	142,000	198
LG Corp. (South Korea)	3,870	215
Pegatron Corp. (Taiwan)	137,000	291
S-1 Corp. (South Korea)	1,935	182
Shanghai Industrial Holdings Ltd. (China)	76,000	173
Sinopec Engineering Group Co., Ltd. Class H (China)	179,500	163
TAV Havalimanlari Holding AS (Turkey)	26,067	112
United Tractors Tbk PT (Indonesia)	159,400	180
Weg SA (Brazil)	10,900	47
Zhejiang Expressway Co., Ltd. Class H (China)	160,000	151

		2,505

Information Technology—21.6%
Advanced Semiconductor Engineering, Inc. (Taiwan)	230,000	262
Asustek Computer, Inc. (Taiwan)	37,000	306
Catcher Technology Co., Ltd. (Taiwan)	27,000	201
Compal Electronics, Inc. (Taiwan)	344,000	218
Delta Electronics Thailand PCL (Thailand)	86,000	168
Foxconn Technology CO Ltd. (Taiwan)	52,000	123
HCL Technologies Ltd. (India)	36,127	392
Hon Hai Precision Industry Co., Ltd. (Taiwan)	145,900	376
Infosys Ltd. (India)	47,547	825
Lite-On Technology Corp. (Taiwan)	104,950	144
NCSoft Corp. (South Korea)	1,021	210
NetEase, Inc. ADR (China)	2,221	429
Powertech Technology, Inc. (Taiwan)	105,000	234
Simplo Technology Co. Ltd. (Taiwan)	59,000	208
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	187,000	942
Tata Consultancy Services Ltd. (India)	13,053	495
TOTVS S.A. (Brazil)	7,400	70
Travelsky Technology Ltd. Class H (China)	98,000	189
Vanguard International Semiconductor Corp. (Taiwan)	102,000	169
Wipro Ltd. (India)	22,533	187

See Notes to Schedules of Investments

2

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
WPG Holdings Ltd. (Taiwan)	178,000	$208

		6,356

Materials—4.3%
Anhui Conch Cement Co., Ltd. Class H (China)	99,000	240
Cementos Argos S.A. (Colombia)	35,617	145
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	32,900	77
Mondi Ltd. (South Africa)	10,509	192
Nan Ya Plastics Corp (Taiwan)	121,000	231
PTT Global Chemical PCL (Thailand)	219,900	373

		1,258

Telecommunication Services—6.2%
America Movil S.A.B. de C.V. Class C Series L (Mexico)	174,800	107
China Communications Services Corp. Ltd. Series H (China)	388,000	203
China Mobile Ltd. (China)	52,500	607
MTN Group Ltd. (South Africa)	18,438	179
Ooredoo QSC (Qatar)	2,384	58
SK Telecom Co., Ltd. (South Korea)	1,207	227
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,050,400	320
Vodacom Group Ltd. (South Africa)	11,105	126

		1,827

Utilities—1.5%
Aboitiz Power Corp. (Philippines)	82,100	81
China Resources Power Holdings Co., Ltd. (China)	94,000	141
Interconexion Electrica SA ESP (Colombia)	21,942	67
Petronas Gas BHD (Malaysia)	29,400	161

		450

TOTAL COMMON STOCKS (Identified Cost $27,272)		28,029

TOTAL LONG TERM INVESTMENTS—98.8% (Identified Cost $28,101)		29,101

TOTAL INVESTMENTS—98.8% (Identified Cost $28,101)		29,101	(1)
Other assets and liabilities, net—1.2%		359

NET ASSETS—100.0%		$29,460

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Amount is less than $500 (reported in thousands).

See Notes to Schedules of Investments

3

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
China	26%
Taiwan	17
South Korea	10
Brazil	9
India	9
South Africa	8
Indonesia	3
Other	18

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$28,029	$4,296	$23,733
Preferred Stocks	1,072	1,072	—

Total Investments	$29,101	$5,368	23,733

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $2,245 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

(See Note 1A in the Notes to Schedules of Investments for more information.)

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.7%
Consumer Discretionary—0.7%
Whirlpool SA (Brazil)	38,964	$31

TOTAL PREFERRED STOCK (Identified Cost $29)		31

COMMON STOCKS—96.2%
Consumer Discretionary—9.2%
Ace Hardware Indonesia Tbk PT (Indonesia)	1,498,000	105
Goldlion Holdings Ltd. (Hong Kong)	259,000	97
Pico Far East Holdings Ltd. (Hong Kong)	706,780	200
Whirlpool SA (Brazil)	16,661	13

		415

Consumer Staples—22.9%
AVI Ltd. (South Africa)	23,910	135
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	2,290	53
Embotelladora Andina ADR S.A. Class-B (Chile)	5,360	114
Grupo Herdez Sab de CV (Mexico)	37,425	82
Guinness Anchor Bhd (Malaysia)	32,200	121
Oldtown Bhd (Malaysia)	322,750	153
Pinar SUT Mamulleri Sanayii AS (Turkey)	22,800	121
Premier Marketing PCL (Thailand)	643,000	171
Wawel SA (Poland)	332	84

		1,034

Financials—17.1%
ARA Asset Management Ltd. (Singapore)	156,880	161
BFI Finance Indonesia Tbk PT (Indonesia)(3)	779,000	160
Bolsa Mexicana de Valores Sab de CV SA (Mexico)	35,100	54
Credit Analysis & Research Ltd. (India)	7,900	116
Equity Group Holdings Ltd. (Kenya)	220,600	84
Korea Ratings Corp. (South Korea)	3,130	112
Tisco Financial Group PCL (Thailand)	61,700	87

		774

Health Care—1.0%
OdontoPrev S.A. (Brazil)	10,700	44

Industrials—19.4%
Freight Management Holdings Bhd (Malaysia)	218,729	65
Prosegur Cia de Seguridad SA (Spain)	15,700	95

	SHARES	VALUE
Industrials—(continued)
S-1 Corp. (South Korea)	1,950	$183
Sinmag Equipment Corp. (Taiwan)	26,520	88
Taiwan Secom Co., Ltd. (Taiwan)	58,874	170
Tegma Gestao Logistica (Brazil)	97,900	178
Turk Traktor Ve Ziraat Makineleri AS (Turkey)	3,600	105

		884

Information Technology—16.0%
Autohome, Inc. ADR (China)(2)	6,300	126
Bitauto Holdings Ltd. ADR (China)(2)	1,230	33
EClerx Services Ltd. (India)	4,933	106
Lumax International Corp., Ltd. (Taiwan)	163,800	237
TOTVS SA (Brazil)	9,400	89
Yandex NV Class A (Russia)(2)	6,000	131

		722

Materials—10.6%
KPX Chemical Co. Ltd. (South Korea)	2,615	115
Transpaco Ltd. (South Africa)	107,500	172
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	82,000	193

		480

TOTAL COMMON STOCKS (Identified Cost $4,772)		4,353

TOTAL LONG TERM INVESTMENTS—96.9% (Identified Cost $4,801)		4,384

TOTAL INVESTMENTS—96.9% (Identified Cost $4,801)		4,384	(1)
Other assets and liabilities, net—3.1%		138

NET ASSETS—100.0%		$4,522

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.

See Notes to Schedules of Investments

1

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
Taiwan	16%
South Korea	9
Brazil	8
Malaysia	8
Hong Kong	7
South Africa	7
Indonesia	6
Other	39

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$4,353	$2,153	$2,200
Preferred Stock	31	31	—

Total Investments	$4,384	$2,184	$2,200

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $727 were transferred from Level 1 to Level 2, and securities held by the Fund with an end of period value of $434 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 1A in the Notes to Schedules of Investments for more information.)

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.8%
Consumer Discretionary—23.7%
Advance Auto Parts, Inc.	16,923	$2,735
Amazon.com, Inc.(2)	19,405	13,887
AutoNation, Inc.(2)	16,889	793
AutoZone, Inc.(2)	6,952	5,519
CarMax, Inc.(2)	46,593	2,284
Chipotle Mexican Grill, Inc.(2)	2,262	911
Comcast Corp. Class A	208,249	13,576
Darden Restaurants, Inc.	7,667	486
Dollar General Corp.	56,143	5,277
Dollar Tree, Inc.(2)	46,340	4,367
Expedia, Inc.	6,357	676
Gap, Inc. (The)	41,910	889
Genuine Parts Co.	187,259	18,960
Hasbro, Inc.	99,322	8,342
Home Depot, Inc. (The)	99,690	12,729
Horton (D.R.), Inc.	184,438	5,806
Interpublic Group of Cos., Inc. (The)	305,434	7,056
L Brands, Inc.	44,936	3,017
Leggett & Platt, Inc.	100,466	5,135
Lennar Corp. Class A	100,630	4,639
Lowe’s Cos., Inc.	71,291	5,644
Mattel, Inc.	301,464	9,433
McDonald’s Corp.	66,298	7,978
Mohawk Industries, Inc.(2)	46,938	8,907
Netflix, Inc.(2)	20,986	1,920
Newell Rubbermaid, Inc.	318,754	15,482
NIKE, Inc. Class B	291,696	16,102
O’Reilly Automotive, Inc.(2)	22,547	6,112
Omnicom Group, Inc.	174,961	14,258
Priceline Group, Inc. (The)(2)	2,511	3,135
PulteGroup, Inc.	178,568	3,480
Ross Stores, Inc.	70,189	3,979
Starbucks Corp.	107,951	6,166
Target Corp.	120,648	8,424
Time Warner, Inc.	40,390	2,970
TJX Cos., Inc. (The)	116,343	8,985
TripAdvisor, Inc.(2)	5,206	335
Twenty-First Century Fox, Inc. Class A	59,177	1,601
Twenty-First Century Fox, Inc. Class B	21,819	595
Urban Outfitters, Inc.(2)	17,369	478

	SHARES	VALUE
Consumer Discretionary—(continued)
Viacom, Inc. Class B	17,536	$727
Walt Disney Co. (The)	76,868	7,519
Wynn Resorts Ltd.	206,138	18,684
Yum! Brands, Inc.	31,070	2,576

		272,574

Consumer Staples—11.9%
Altria Group, Inc.	105,051	7,244
Brown-Forman Corp. Class B	53,492	5,336
Campbell Soup Co.	11,895	791
Coca-Cola Co. (The)	204,805	9,284
ConAgra Foods, Inc.	30,537	1,460
Constellation Brands, Inc. Class A	101,080	16,719
CVS Health Corp.	81,550	7,808
Dr. Pepper Snapple Group, Inc.	8,114	784
General Mills, Inc.	40,206	2,868
Hershey Co. (The)	10,777	1,223
Hormel Foods Corp.	16,012	586
J.M. Smucker Co. (The)	7,144	1,089
Kellogg Co.	17,029	1,390
Kraft Heinz Co. (The)	38,871	3,439
McCormick & Co., Inc.	7,368	786
Mead Johnson Nutrition Co.	12,464	1,131
Molson Coors Brewing Co. Class B	218,597	22,107
Mondelez International, Inc. Class A	84,318	3,837
Monster Beverage Corp.(2)	6,414	1,031
PepsiCo, Inc.	76,610	8,116
Philip Morris International, Inc.	84,834	8,629
Reynolds American, Inc.	57,884	3,122
SYSCO Corp.	432,588	21,950
Tyson Foods, Inc. Class A	18,233	1,218
Walgreens Boots Alliance, Inc.	64,142	5,341

		137,289

Energy—1.0%
Marathon Petroleum Corp.	70,031	2,658
Phillips 66	62,361	4,948
Tesoro Corp.	15,815	1,185
Valero Energy Corp.	63,261	3,226

		12,017

Financials—12.7%
Allstate Corp. (The)	46,070	3,223
American Tower Corp.	46,257	5,255

See Notes to Schedules of Investments

1

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
AON plc	64,093	$7,001
Apartment Investment & Management Co. Class A	31,775	1,403
AvalonBay Communities, Inc.	29,085	5,247
CHUBB Ltd.	50,979	6,663
Cincinnati Financial Corp.	16,159	1,210
CME Group, Inc.	41,430	4,035
Crown Castle International Corp.	37,125	3,766
Equinix, Inc.	7,755	3,007
Equity Residential	77,797	5,359
Essex Property Trust, Inc.	13,963	3,185
Extra Space Storage, Inc.	13,937	1,290
Federal Realty Investment Trust	9,100	1,506
General Growth Properties, Inc.	103,533	3,087
HCP, Inc.	119,247	4,219
Intercontinental Exchange, Inc.	14,562	3,727
Iron Mountain, Inc.	19,647	783
Kimco Realty Corp.	72,772	2,284
Macerich Co. (The)	23,688	2,023
Marsh & McLennan Cos., Inc.	121,762	8,336
Moody’s Corp.	21,058	1,973
NASDAQ OMX Group, Inc. (The)	14,075	910
Progressive Corp. (The)	68,791	2,304
Prologis, Inc.	372,273	18,256
Public Storage	16,470	4,210
Realty Income Corp.	40,973	2,842
S&P Global, Inc.	33,099	3,550
Simon Property Group, Inc.	47,109	10,218
Travelers Cos., Inc. (The)	33,070	3,937
UDR, Inc.	56,134	2,072
Ventas, Inc.	87,018	6,337
Welltower, Inc.	64,361	4,902
Weyerhaeuser Co.	86,946	2,588
Willis Towers Watson plc	32,412	4,029
XL Group plc	34,368	1,145

		145,882

Health Care—10.5%
Abbott Laboratories	66,063	2,597
Aetna, Inc.	23,371	2,854
Agilent Technologies, Inc.	52,176	2,315
Allergan plc(2)	5,539	1,280
AmerisourceBergen Corp.	27,806	2,206

	SHARES	VALUE
Health Care—(continued)
Anthem, Inc.	17,578	$2,309
Bard (C.R.), Inc.	3,394	798
Baxter International, Inc.	24,935	1,128
Becton, Dickinson & Co.	9,557	1,621
Boston Scientific Corp.(2)	61,341	1,434
Bristol-Myers Squibb Co.	23,477	1,727
Cardinal Health, Inc.	46,838	3,654
Cigna Corp.	17,451	2,234
Danaher Corp.	22,875	2,310
DENTSPLY SIRONA, Inc.	315,160	19,552
Edwards Lifesciences Corp.(2)	10,185	1,016
Eli Lilly & Co.	13,726	1,081
Endo International plc(2)	2,986	47
HCA Holdings, Inc.(2)	117,957	9,084
Henry Schein, Inc.(2)	11,803	2,087
Humana, Inc.	10,273	1,848
Illumina, Inc.(2)	23,500	3,299
Intuitive Surgical, Inc.(2)	1,679	1,110
Johnson & Johnson	38,940	4,723
Mallinckrodt plc(2)	1,659	101
McKesson Corp.	32,770	6,116
Medtronic plc	62,914	5,459
Merck & Co., Inc.	39,297	2,264
Mylan NV(2)	5,930	256
Patterson Cos., Inc.	12,098	579
PerkinElmer, Inc.	18,546	972
Perrigo Co. plc	2,079	188
Pfizer, Inc.	86,837	3,058
Shire plc ADR	1	—	(3)
St. Jude Medical, Inc.	11,909	929
Stryker Corp.	14,658	1,756
Thermo Fisher Scientific, Inc.	64,300	9,501
UnitedHealth Group, Inc.	65,017	9,180
Universal Health Services, Inc. Class B	34,263	4,595
Varian Medical Systems, Inc.(2)	4,345	357
Waters Corp.(2)	12,948	1,821
Zimmer Biomet Holdings, Inc.	8,412	1,013
Zoetis, Inc.	6,578	312

		120,771

Industrials—11.3%
3M Co.	25,085	4,393
Allegion plc	110,339	7,661

See Notes to Schedules of Investments

2

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Avery Dennison Corp.	28,852	$2,157
Boeing Co. (The)	25,394	3,298
Cintas Corp.	194,904	19,126
Dover Corp.	22,582	1,565
Dun & Bradstreet Corp.	13,805	1,682
Equifax, Inc.	44,606	5,727
Flowserve Corp.	19,942	901
General Dynamics Corp.	11,786	1,641
General Electric Co.	412,366	12,981
Honeywell International, Inc.	30,089	3,500
Illinois Tool Works, Inc.	48,216	5,022
Ingersoll-Rand plc	38,643	2,461
L-3 Communications Holdings, Inc.	2,878	422
Lockheed Martin Corp.	10,323	2,562
Masco Corp.	382,833	11,845
Nielsen Holdings plc	136,368	7,087
Northrop Grumman Corp.	7,157	1,591
Parker Hannifin Corp.	19,815	2,141
Pentair plc	26,148	1,524
Raytheon Co.	11,825	1,608
Republic Services, Inc.	97,288	4,992
Rockwell Collins, Inc.	5,081	433
Roper Technologies, Inc.	3,860	658
Snap-On, Inc.	8,802	1,389
Stanley Black & Decker, Inc.	21,527	2,394
Stericycle, Inc.(2)	34,073	3,548
Textron, Inc.	10,341	378
United Technologies Corp.	31,069	3,186
Waste Management, Inc.	167,699	11,113
Xylem, Inc.	26,260	1,173

		130,159

Information Technology—12.5%
Activision Blizzard, Inc.	187,590	7,434
Adobe Systems, Inc.(2)	62,897	6,025
Akamai Technologies, Inc.(2)	9,455	529
Alliance Data Systems Corp.(2)	2,034	399
Alphabet, Inc. Class A(2)	7,596	5,344
Alphabet, Inc. Class C(2)	7,813	5,407
Amphenol Corp. Class A	45,851	2,629
Analog Devices, Inc.	11,397	646
Applied Materials, Inc.	377,182	9,041
Autodesk, Inc.(2)	28,760	1,557

	SHARES	VALUE
Information Technology—(continued)
Automatic Data Processing, Inc.	15,077	$1,385
Broadcom Ltd.	14,297	2,222
CA, Inc.	8,860	291
Citrix Systems, Inc.(2)	19,238	1,541
Corning, Inc.	489,123	10,017
eBay, Inc.(2)	47,498	1,112
Electronic Arts, Inc.(2)	115,570	8,756
Facebook, Inc. Class A(2)	68,380	7,814
Fidelity National Information Services, Inc.	9,060	668
First Solar, Inc.(2)	3,378	164
Fiserv, Inc.(2)	7,457	811
Intel Corp.	181,355	5,948
Intuit, Inc.	32,536	3,631
KLA-Tencor Corp.	54,832	4,016
Lam Research Corp.	53,235	4,475
Linear Technology Corp.	10,234	476
MasterCard, Inc. Class A	32,322	2,846
Microchip Technology, Inc.	7,061	358
Micron Technology, Inc.(2)	42,068	579
Microsoft Corp.	280,741	14,366
NVIDIA Corp.	18,702	879
Oracle Corp.	98,873	4,047
Paychex, Inc.	10,491	624
PayPal Holdings, Inc.(2)	36,287	1,325
Qorvo, Inc.(2)	4,470	247
QUALCOMM, Inc.	57,279	3,068
Red Hat, Inc.(2)	5,761	418
salesforce.com, Inc.(2)	77,494	6,154
Skyworks Solutions, Inc.	7,304	462
Symantec Corp.	22,640	465
Texas Instruments, Inc.	38,658	2,422
Total System Services, Inc.	5,616	298
VeriSign, Inc.(2)	3,953	342
Verisk Analytics, Inc.(2)	59,346	4,812
Visa, Inc. Class A	63,552	4,714
Western Union Co. (The)	16,786	322
Xerox Corp.	31,647	300
Xilinx, Inc.	9,633	444
Yahoo!, Inc.(2)	36,900	1,386

		143,216

Materials—10.0%
Alcoa, Inc.	1,646,713	15,265

See Notes to Schedules of Investments

3

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Dow Chemical Co. (The)	151,609	$7,536
Du Pont (E.I.) de Nemours & Co.	117,602	7,621
Eastman Chemical Co.	20,610	1,399
Ecolab, Inc.	40,183	4,766
Freeport-McMoRan Copper & Gold, Inc.	1,246,674	13,888
International Flavors & Fragrances, Inc.	12,140	1,530
International Paper Co.	131,246	5,562
Martin Marietta Materials, Inc.	49,332	9,472
Newmont Mining Corp.	571,741	22,367
PPG Industries, Inc.	40,718	4,241
Sealed Air Corp.	62,501	2,873
Sherwin-Williams Co. (The)	11,952	3,510
Vulcan Materials Co.	100,180	12,058
Westrock Co.	83,724	3,254

		115,342

Telecommunication Services—1.6%
AT&T, Inc.	211,696	9,147
CenturyLink, Inc.	20,034	581
Frontier Communications Corp.	47,008	232
Verizon Communications, Inc.	140,785	7,862

		17,822

Utilities—4.6%
AGL Resources, Inc.	287,311	18,954
Ameren Corp.	16,809	901
American Electric Power Co., Inc.	21,699	1,521
CenterPoint Energy, Inc.	31,344	752
CMS Energy Corp.	19,660	902
Consolidated Edison, Inc.	20,486	1,648
Dominion Resources, Inc.	39,938	3,112
DTE Energy Co.	12,417	1,231
Duke Energy Corp.	31,443	2,698
Edison International	13,962	1,084
Entergy Corp.	8,135	662
Eversource Energy	14,135	847
Exelon Corp.	41,828	1,521
FirstEnergy Corp.	17,544	612
NextEra Energy, Inc.	20,469	2,669
NiSource, Inc.	22,570	599
PG&E Corp.	32,872	2,101
Pinnacle West Capital Corp.	5,770	468
PPL Corp.	29,249	1,104
Public Service Enterprise Group, Inc.	35,013	1,632

	SHARES	VALUE
Utilities—(continued)
SCANA Corp.	9,085	$687
Sempra Energy	16,296	1,858
Southern Co.	40,723	2,184
TECO Energy, Inc.	17,919	495
WEC Energy Group, Inc.	20,724	1,353
XCEL Energy, Inc.	22,491	1,007

		52,602

TOTAL COMMON STOCKS (Identified Cost $1,055,957)		1,147,674

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $1,055,957)		1,147,674

TOTAL INVESTMENTS—99.8% (Identified Cost $1,055,957)		1,147,674	(1)
Other assets and liabilities, net—0.2%		2,674

NET ASSETS—100.0%		$1,150,348

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Amount is less than $500 (reported in thousands).

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,147,674	$1,147,674

Total Investments	$1,147,674	$1,147,674

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.9%
Consumer Discretionary—6.0%
BorgWarner, Inc. (United States)	1,164	$34
Coway Co. Ltd. (South Korea)	343	31
Delphi Automotive plc (United Kingdom)	736	46
EnerCare, Inc. (Canada)	6,034	80
Johnson Controls, Inc. (United States)	1,843	82

		273

Consumer Staples—15.6%
Adecoagro SA (Brazil)(2)	5,858	64
AG Growth International, Inc. (Canada)	778	25
Andersons, Inc. (The) (United States)	479	17
Archer-Daniels-Midland Co. (United States)	1,717	74
Bunge Ltd. (United States)	1,250	74
Glanbia plc (Ireland)	800	15
Golden Agri-Resources Ltd. (Singapore)	152,500	40
Greencore Group plc (Ireland)	10,720	44
JBS SA (Brazil)	14,000	44
KWS SAAT AG (Germany)	68	22
Minerva SA (Brazil)(2)	10,800	31
Origin Enterprises plc (Ireland)	5,337	32
PureCircle Ltd. (United Kingdom)(2)	8,560	33
SLC Agricola SA (Brazil)	13,900	64
SunOpta, Inc. (Canada)(2)	10,331	43
United Natural Foods, Inc. (United States)(2)	888	42
Whitewave Foods Co. (The) (United States)(2)	904	42

		706

Energy—3.7%
Chorus Gmbh (Germany)	2,013	20
Cosan Ltd. (Brazil)	14,300	93
Energy Development Corp. (Philippines)	175,200	21
Pattern Energy Group, Inc. (United States)	650	15
TransAlta Renewables, Inc. (Canada)	1,738	18

		167

Financials—4.7%
Capital Stage AG (Germany)	2,784	18
Gladstone Land Corp. (United States)	2,442	27
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (United States)	2,069	45
PICO Holdings, Inc. (United States)(2)	5,122	49

	SHARES	VALUE
Financials—(continued)
Renewables Infrastructure Group Ltd. (The) (United Kingdom)	34,076	$44
Saeta Yield SA (Spain)	3,083	31

		214

Health Care—2.6%
Agilent Technologies, Inc. (United States)	664	30
Danaher Corp. (United States)	641	65
Genus plc (United Kingdom)	1,063	22

		117

Industrials—27.4%
Aalberts Industries NV (Netherlands)	527	16
Aegion Corp. (United States)(2)	533	10
Ameresco, Inc. Class A (United States)(2)	4,648	20
Amiad Water Systems Ltd. (Israel)	7,152	15
Arcadis NV (Netherlands)	2,435	36
BayWa AG (Germany)	1,727	52
China Everbright International Ltd. (Hong Kong)	15,000	17
Costain Group plc (United Kingdom)	3,743	16
Covanta Holding Corp. (United States)	4,857	80
CSX Corp. (United States)	1,828	48
Deere & Co. (United States)	304	25
DIRTT Environmental Solutions (Canada)(2)	2,406	10
Eaton Corp. plc (United States)	552	33
Enphase Energy, Inc. (United States)(2)	3,583	7
Franklin Electric Co., Inc. (United States)	220	7
FuelCell Energy, Inc. (United States)(2)	582	4
GEA Group AG (Germany)	927	44
HD Supply Holdings, Inc. (United States)(2)	1,745	61
Honeywell International, Inc. (United States)	225	26
IDEX Corp. (United States)	236	19
Kingspan Group plc (Ireland)	1,368	29
Kubota Corp. (Japan)	5,200	70
Kurita Water Industries Ltd. (Japan)	1,200	27
Lumenpulse, Inc. (Canada)(2)	1,891	24
METAWATER Co. Ltd. (Japan)	600	16
Mueller Water Products, Inc. Class A (United States)	696	8
Nordex SE (Germany)(2)	801	23
Pentair plc (United States)	1,292	75
PNE Wind AG (Germany)	10,370	25
Prysmian SpA (Italy)	927	20

See Notes to Schedules of Investments

1

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Rexnord Corp. (United States)(2)	2,084	$41
Roper Technologies, Inc. (United States)	268	46
Senvion SA (Luxembourg)(2)	1,328	18
Smith (A.O.) Corp. (United States)	195	17
SPX Corp. (United States)	2,601	39
Stantec, Inc. (Canada)	1,411	34
Tetra Tech, Inc. (United States)	1,528	47
Vestas Wind Systems A/S (Denmark)	768	52
Xylem, Inc. (United States)	902	40
Zumtobel Group AG (Austria)	3,545	43

		1,240

Information Technology—9.3%
Canadian Solar, Inc. (Canada)(2)	4,742	72
First Solar, Inc. (United States)(2)	966	47
Infineon Technologies AG (Germany)	3,226	47
JinkoSolar Holding Co.Ltd. ADR (China)(2)	1,496	30
Power Integrations, Inc. (United States)	415	21
PSI AG Gesellschaft Fuer Produkte Und Systeme Der Informationstechnologie (Germany)	838	12
Pure Technologies Ltd. (Canada)	12,763	58
SolarEdge Technologies, Inc. (United States)(2)	758	15
SunPower Corp. (United States)(2)	4,735	73
Trimble Navigation Ltd. (United States)(2)	1,403	34
Universal Display Corp. (United States)(2)	165	11

		420

Materials—12.4%
Agrium, Inc. (Canada)	600	54
Calgon Carbon Corp. (United States)	3,778	50
CF Industries Holdings, Inc. (United States)	1,436	35
Ecolab, Inc. (United States)	503	60
FMC Corp. (United States)	556	26
Israel Chemicals Ltd. (Israel)	6,205	24
Johnson Matthey plc (United Kingdom)	191	7
Kemira Oyj (Finland)	1,984	23
Koninklijke Dsm NV (Netherlands)	375	22
Monsanto Co. (United States)	410	42
Mosaic Co. (The) (United States)	1,259	33
PhosAgro OAO GDR Registered Shares (Russia)	2,936	43
Plant Health Care plc (United Kingdom)(2)	12,480	5
Potash Corp. of Saskatchewan, Inc. (Canada)	2,053	33

	SHARES	VALUE
Materials—(continued)
Syngenta AG Registered Shares (Switzerland)	201	$77
Yara International ASA (Norway)	916	29

		563

Utilities—14.2%
American Water Works Co., Inc. (United States)	197	17
Atlantica Yield plc (United Kingdom)	2,057	38
Beijing Enterprises Water Group Ltd. Class H (Hong Kong)	42,000	25
California Water Service Group (United States)	453	16
China Water Affairs Group Ltd. (Bermuda)	28,000	16
CT Environmental Group (Cayman Islands)	28,000	8
EDP Renovaveis SA (Spain)	8,360	63
Global Water Resources, Inc. (United States)	1,076	10
Guangdong Investments Ltd. (China)	18,000	28
Huaneng Renewables Corp. Ltd. Class H (China)	136,000	46
Manila Water Co, Inc. (Philippines)	25,000	14
National Grid plc (United Kingdom)	710	10
NextEra Energy, Inc. (United States)	156	20
Northland Power, Inc. (Canada)	898	15
NRG Yield, Inc. (United States)	2,866	45
Pennon Group plc (United Kingdom)	1,778	23
SevernTrent plc (United Kingdom)	925	30
Silver Spring Networks, Inc. (United States)(2)	2,416	29
Suez Environnement SA (France)	4,871	76
United Utilities Group plc (United Kingdom)	3,453	48
Veolia Environnement SA (France)	3,053	66

		643

TOTAL COMMON STOCKS (Identified Cost $4,604)		4,343

CLOSED END FUNDS—0.8%
Financials—0.8%
Greencoat UK Wind plc Fund (United Kingdom)(3)	24,692	37

TOTAL CLOSED END FUNDS (Identified Cost $38)		37

RIGHTS—0.1%
Energy—0.1%
Noble Group Ltd. Exp 07/20/16 (Singapore)(2)	40,000	3

TOTAL RIGHTS (Identified Cost $6)		3

See Notes to Schedules of Investments

2

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

TOTAL LONG TERM INVESTMENTS—96.8% (Identified Cost $4,648)	4,383

TOTAL INVESTMENTS—96.8% (Identified Cost $4,648)	4,383	(1)
Other assets and liabilities, net—3.2%	144

NET ASSETS—100.0%	$4,527

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

3

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	42%
Canada	11
United Kingdom	8
Brazil	7
Germany	6
France	3
Ireland	3
Other	20

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Closed End Funds	$37	$—	$37
Common Stocks	4,343	2,939	1,404
Rights	3	—	3

Total Investments	$4,383	$2,939	$1,444

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $839 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities. (See Note 1A in the Notes to the Schedules of Investments for more information).

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.8%
Consumer Discretionary—11.1%
Alimentation Couche -Tard, Inc. Class B (Canada)	683,205	$29,339
Domino’s Pizza Group plc (United Kingdom)	4,454,940	19,793
Hermes International SA (France)	51,626	19,245
Naspers Ltd. Class N (South Africa)	218,417	33,351
Paddy Power Betfair plc (Ireland)	156,011	16,396
Persimmon plc (United Kingdom)	852,061	16,523
Priceline Group, Inc. (The) (United States)(2)	21,437	26,762

		161,409

Consumer Staples—40.1%
British American Tobacco plc (United Kingdom)	1,345,871	87,252
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	4,414	26,326
Diageo plc (United Kingdom)	861,544	24,068
Imperial Brands plc (United Kingdom)	675,643	36,642
ITC Ltd. (India)	2,998,535	16,417
Japan Tobacco, Inc. (Japan)	742,900	29,940
L’Oreal SA (France)	118,238	22,637
Nestle S.A. Registered Shares (Switzerland)	747,280	57,898
Philip Morris International, Inc. (United States)	812,899	82,688
Reckitt Benckiser Group plc (United Kingdom)	733,769	73,577
SABMiller plc (United Kingdom)	833,256	48,595
Unicharm Corp. (Japan)	950,500	21,355
Unilever N.V. CVA (Netherlands)	1,271,702	59,147

		586,542

Financials—14.1%
Daito Trust Construction Co., Ltd. (Japan)	155,300	25,215
Housing Development Finance Corp. (India)	3,258,713	60,712
Housing Development Finance Corp. Bank Ltd. (India)	3,898,167	68,158
Link REIT (The) (Hong Kong)	2,656,907	18,169
Lloyds Banking Group plc (United Kingdom)	26,556,169	19,234
UBS Group AG (Switzerland)	1,126,674	14,619

		206,107

Health Care—14.2%
Coloplast A/S Class B (Denmark)	202,293	15,143
CSL Ltd. (Australia)	310,473	26,183
Essilor International SA (France)	166,076	21,827
Grifols SA (Spain)	1,132,312	25,722

	SHARES	VALUE
Health Care—(continued)
Novo Nordisk A/S Class B (Denmark)	533,565	$28,734
Ramsay Health Care Ltd. (Australia)	430,041	23,242
Roche Holding AG (Switzerland)	251,961	66,487

		207,338

Industrials—5.0%
Aena SA (Spain)(3)	160,990	21,339
Bureau Veritas SA (France)	880,565	18,488
Canadian National Railway Co. (Canada)	304,915	18,005
DCC plc (Ireland)	175,535	15,447

		73,279

Information Technology—12.3%
Accenture plc Class A (United States)	253,256	28,692
Alphabet, Inc. Class C (United States)(2)	60,085	41,585
MasterCard, Inc. Class A (United States)	246,915	21,743
PayPal Holdings, Inc. (United States)(2)	646,449	23,602
SAP SE (Germany)	522,562	39,247
Tencent Holdings Ltd. (Cayman Islands)	1,105,118	25,351

		180,220

TOTAL COMMON STOCKS (Identified Cost $986,352)		1,414,895

TOTAL LONG TERM INVESTMENTS—96.8% (Identified Cost $986,352)		1,414,895

SHORT-TERM INVESTMENT—0.2%
Money Market Mutual Fund—0.2%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(4)	2,461,116	2,461

TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,461)		2,461

TOTAL INVESTMENTS—97.0% (Identified Cost $988,813)		1,417,356	(1)
Other assets and liabilities, net—3.0%		44,438

NET ASSETS—100.0%		$1,461,794

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $21,339 or 1.5% of net assets.

(4)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	23%
United States	16
Switzerland	12
India	10
France	6
Japan	5
Netherlands	4
Other	24

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$1,414,895	$331,562	$1,083,333
Short-Term Investment	2,461	2,461	—

Total Investments	$1,417,356	$334,023	$1,083,333

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $689,290 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities. (See Note 1A in the Notes to the Schedules of Investments for more information).

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—59.1%
Consumer Discretionary—14.3%
Advance Auto Parts, Inc.	274	$44
Amazon.com, Inc.(2)	222	159
AutoNation, Inc.(2)	262	12
AutoZone, Inc.(2)	104	83
CarMax, Inc.(2)	647	32
Chipotle Mexican Grill, Inc.(2)	26	10
Comcast Corp. Class A	2,863	187
Darden Restaurants, Inc.	115	7
Dollar General Corp.	824	77
Dollar Tree, Inc.(2)	682	64
Expedia, Inc.	89	9
Gap, Inc. (The)	683	14
Genuine Parts Co.	2,678	271
Hasbro, Inc.	1,319	111
Home Depot, Inc. (The)	1,352	173
Horton (D.R.), Inc.	3,014	95
Interpublic Group of Cos., Inc. (The)	3,267	75
L Brands, Inc.	775	52
Leggett & Platt, Inc.	1,641	84
Lennar Corp. Class A	1,644	76
Lowe’s Cos., Inc.	932	74
Mattel, Inc.	4,628	145
McDonald’s Corp.	906	109
Mohawk Industries, Inc.(2)	780	148
Netflix, Inc.(2)	351	32
Newell Rubbermaid, Inc.	5,215	253
NIKE, Inc. Class B	4,467	247
O’Reilly Automotive, Inc.(2)	348	94
Omnicom Group, Inc.	2,101	171
Priceline Group, Inc. (The)(2)	40	50
PulteGroup, Inc.	2,916	57
Ross Stores, Inc.	1,053	60
Starbucks Corp.	1,588	91
Target Corp.	1,991	139
Time Warner, Inc.	670	49
TJX Cos., Inc. (The)	1,631	126
TripAdvisor, Inc.(2)	87	6
Twenty-First Century Fox, Inc. Class A	966	26
Twenty-First Century Fox, Inc. Class B	367	10
Urban Outfitters, Inc.(2)	246	7
Viacom, Inc. Class B	285	12

	SHARES	VALUE
Consumer Discretionary—(continued)
Walt Disney Co. (The)	1,254	$123
Wynn Resorts Ltd.	2,824	256
Yum! Brands, Inc.	410	34

		3,954

Consumer Staples—6.6%
Altria Group, Inc.	1,527	105
Brown-Forman Corp. Class B	731	73
Campbell Soup Co.	172	12
Coca-Cola Co. (The)	2,736	124
ConAgra Foods, Inc.	381	18
Constellation Brands, Inc. Class A	1,187	196
CVS Health Corp.	1,333	128
Dr. Pepper Snapple Group, Inc.	129	13
General Mills, Inc.	525	38
Hershey Co. (The)	131	15
Hormel Foods Corp.	302	11
J.M. Smucker Co. (The)	115	18
Kellogg Co.	232	19
Kraft Heinz Co. (The)	505	45
McCormick & Co., Inc.	100	11
Mead Johnson Nutrition Co.	168	15
Molson Coors Brewing Co. Class B	2,604	263
Mondelez International, Inc. Class A	1,327	60
Monster Beverage Corp.(2)	93	15
PepsiCo, Inc.	985	104
Philip Morris International, Inc.	1,252	127
Reynolds American, Inc.	678	37
SYSCO Corp.	5,211	264
Tyson Foods, Inc. Class A	274	18
Walgreens Boots Alliance, Inc.	1,050	87

		1,816

Energy—0.7%
Marathon Petroleum Corp.	1,139	43
Phillips 66	1,010	80
Tesoro Corp.	266	20
Valero Energy Corp.	1,035	53

		196

Financials—6.9%
Allstate Corp. (The)	598	42
American Tower Corp.	591	67
AON plc	865	94

See Notes to Schedules of Investments

1

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Apartment Investment & Management Co. Class A	455	$20
AvalonBay Communities, Inc.	425	77
CHUBB Ltd.	719	94
Cincinnati Financial Corp.	234	17
CME Group, Inc.	677	66
Crown Castle International Corp.	462	47
Equity Residential	1,205	83
Essex Property Trust, Inc.	211	48
Extra Space Storage, Inc.	179	17
Federal Realty Investment Trust	143	24
General Growth Properties, Inc.	1,266	38
HCP, Inc.	1,697	60
Intercontinental Exchange, Inc.	245	63
Iron Mountain, Inc.	248	10
Kimco Realty Corp.	835	26
Macerich Co. (The)	266	23
Marsh & McLennan Cos., Inc.	1,625	111
Moody’s Corp.	355	33
NASDAQ OMX Group, Inc. (The)	237	15
Progressive Corp. (The)	1,001	33
Prologis, Inc.	5,441	267
Public Storage	233	60
Realty Income Corp.	518	36
Simon Property Group, Inc.	641	139
Travelers Cos., Inc. (The)	504	60
UDR, Inc.	859	32
Ventas, Inc.	1,250	91
Weyerhaeuser Co.	1,146	34
Willis Towers Watson plc	445	55
XL Group plc	507	17

		1,899

Health Care—6.7%
Abbott Laboratories	1,080	42
Aetna, Inc.	349	43
Agilent Technologies, Inc.	688	31
Allergan plc(2)	93	21
AmerisourceBergen Corp.	458	36
Anthem, Inc.	264	35
Bard (C.R.), Inc.	37	9
Baxter International, Inc.	444	20
Becton, Dickinson & Co.	132	22

	SHARES	VALUE
Health Care—(continued)
Boston Scientific Corp.(2)	745	$17
Bristol-Myers Squibb Co.	385	28
Cardinal Health, Inc.	778	61
Cigna Corp.	264	34
Danaher Corp.	304	31
Dentsply Sirona, Inc.	4,151	258
Edwards Lifesciences Corp.(2)	128	13
Eli Lilly & Co.	231	18
Endo International plc(2)	49	1
HCA Holdings, Inc.(2)	1,925	148
Henry Schein, Inc.(2)	189	33
Humana, Inc.	158	28
Illumina, Inc.(2)	390	55
Intuitive Surgical, Inc.(2)	22	15
Johnson & Johnson	645	78
Mallinckrodt plc(2)	27	2
McKesson Corp.	522	97
Medtronic plc	897	78
Merck & Co., Inc.	651	38
Mylan NV(2)	98	4
Patterson Cos., Inc.	190	9
PerkinElmer, Inc.	239	13
Perrigo Co. plc	35	3
Pfizer, Inc.	1,402	49
Shire plc ADR	1	—
St. Jude Medical, Inc.	133	10
Stryker Corp.	198	24
Thermo Fisher Scientific, Inc.	872	129
UnitedHealth Group, Inc.	902	127
Universal Health Services, Inc. Class B	547	73
Varian Medical Systems, Inc.(2)	57	5
Waters Corp.(2)	177	25
Welltower, Inc.	931	71
Zimmer Biomet Holdings, Inc.	111	13
Zoetis, Inc.	108	5

		1,852

Industrials—6.4%
3M Co.	318	56
Allegion plc	1,382	96
Avery Dennison Corp.	465	35
Boeing Co. (The)	370	48
Cintas Corp.	2,743	269

See Notes to Schedules of Investments

2

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Dover Corp.	328	$23
Dun & Bradstreet Corp.	165	20
Equifax, Inc.	568	73
Flowserve Corp.	278	13
General Dynamics Corp.	151	21
General Electric Co.	5,339	168
Honeywell International, Inc.	432	50
Illinois Tool Works, Inc.	667	70
Ingersoll-Rand plc	507	32
L-3 Communications Holdings, Inc.	34	5
Lockheed Martin Corp.	133	33
Masco Corp.	4,953	153
Nielsen Holdings plc	1,901	99
Northrop Grumman Corp.	93	21
Parker Hannifin Corp.	280	30
Pentair plc	334	19
Raytheon Co.	160	22
Republic Services, Inc.	1,314	67
Rockwell Collins, Inc.	86	7
Roper Technologies, Inc.	50	9
Snap-On, Inc.	116	18
Stanley Black & Decker, Inc.	287	32
Stericycle, Inc.(2)	574	60
Textron, Inc.	142	5
United Technologies Corp.	433	44
Waste Management, Inc.	2,186	145
Xylem, Inc.	331	15

		1,758

Information Technology—7.5%
Activision Blizzard, Inc.	3,027	120
Adobe Systems, Inc.(2)	846	81
Akamai Technologies, Inc.(2)	60	3
Alliance Data Systems Corp.(2)	34	7
Alphabet, Inc. Class A(2)	103	72
Alphabet, Inc. Class C(2)	106	73
Amphenol Corp. Class A	657	38
Analog Devices, Inc.	173	10
Applied Materials, Inc.	5,674	136
Autodesk, Inc.(2)	413	22
Automatic Data Processing, Inc.	253	23
Broadcom Ltd.	221	34
CA, Inc.	127	4

	SHARES	VALUE
Information Technology—(continued)
Citrix Systems, Inc.(2)	257	$21
Corning, Inc.	7,027	144
eBay, Inc.(2)	365	9
Electronic Arts, Inc.(2)	1,885	143
Equinix, Inc.	101	39
Facebook, Inc. Class A(2)	712	81
Fidelity National Information Services, Inc.	142	10
First Solar, Inc.(2)	46	2
Fiserv, Inc.(2)	126	14
Intel Corp.	2,818	92
Intuit, Inc.	444	50
KLA-Tencor Corp.	775	57
Lam Research Corp.	780	66
Linear Technology Corp.	131	6
MasterCard, Inc. Class A	534	47
Microchip Technology, Inc.	119	6
Micron Technology, Inc.(2)	570	8
Microsoft Corp.	3,569	183
NVIDIA Corp.	240	11
Oracle Corp.	1,413	58
Paychex, Inc.	166	10
PayPal Holdings, Inc.(2)	591	22
Qorvo, Inc.(2)	51	3
QUALCOMM, Inc.	790	42
Red Hat, Inc.(2)	83	6
salesforce.com, Inc.(2)	992	79
Skyworks Solutions, Inc.	121	8
Symantec Corp.	304	6
Texas Instruments, Inc.	562	35
Total System Services, Inc.	93	5
VeriSign, Inc.(2)	30	3
Verisk Analytics, Inc.(2)	827	67
Visa, Inc. Class A	1,040	77
Western Union Co. (The)	268	5
Xerox Corp.	513	5
Xilinx, Inc.	133	6
Yahoo!, Inc.(2)	280	10

		2,059

Materials—6.2%
Alcoa, Inc.	27,367	254
Dow Chemical Co. (The)	2,226	111
Du Pont (E.I.) de Nemours & Co.	1,715	111

See Notes to Schedules of Investments

3

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Eastman Chemical Co.	301	$20
Ecolab, Inc.	666	79
Freeport-McMoRan Copper & Gold, Inc.	20,403	227
International Flavors & Fragrances, Inc.	194	24
International Paper Co.	2,149	91
Martin Marietta Materials, Inc.	568	109
Newmont Mining Corp.	7,529	295
PPG Industries, Inc.	675	70
Sealed Air Corp.	1,012	47
Sherwin-Williams Co. (The)	191	56
Vulcan Materials Co.	1,277	154
Westrock Co.	1,330	52

		1,700

Telecommunication Services—0.9%
AT&T, Inc.	3,079	133
CenturyLink, Inc.	287	8
Frontier Communications Corp.	562	3
Verizon Communications, Inc.	2,032	113

		257

Utilities—2.9%
AGL Resources, Inc.	3,855	254
Ameren Corp.	313	17
American Electric Power Co., Inc.	332	23
CenterPoint Energy, Inc.	517	12
CMS Energy Corp.	350	16
Consolidated Edison, Inc.	381	31
Dominion Resources, Inc.	770	60
DTE Energy Co.	232	23
Duke Energy Corp.	485	42
Edison International	231	18
Entergy Corp.	124	10
Eversource Energy	231	14
Exelon Corp.	631	23
FirstEnergy Corp.	315	11
NextEra Energy, Inc.	302	39
NiSource, Inc.	385	10
PG&E Corp.	326	21
Pinnacle West Capital Corp.	82	7
PPL Corp.	443	17
Public Service Enterprise Group, Inc.	647	30
SCANA Corp.	171	13
Sempra Energy	285	32

	SHARES	VALUE
Utilities—(continued)
Southern Co.	638	$34
TECO Energy, Inc.	296	8
WEC Energy Group, Inc.	391	26
XCEL Energy, Inc.	349	16

		807

TOTAL COMMON STOCKS (Identified Cost $15,184)		16,298

EXCHANGE-TRADED FUNDS(3)—26.2%
iShares MSCI Brazil Index Fund	50,758	1,529
iShares MSCI Hong Kong Index Fund	72,001	1,410
iShares MSCI India	51,984	1,451
iShares MSCI South Korea Index Fund	27,959	1,456
iShares MSCI Taiwan Index Fund	97,485	1,370

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $6,971)		7,216

TOTAL LONG TERM INVESTMENTS—85.3% (Identified Cost $22,155)		23,514

SHORT-TERM INVESTMENT—13.1%
Money Market Mutual Fund—13.1%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(3)	3,600,846	3,601

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,601)		3,601

TOTAL INVESTMENTS—98.4% (Identified Cost $25,756)		27,115	(1)
Other assets and liabilities, net—1.6%		443

NET ASSETS—100.0%		$27,558

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

See Notes to Schedules of Investments

4

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	83%
Korea	6
India	5
Taiwan	5
Ireland	1

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

5

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$16,298	$16,298
Exchange-Traded Funds	7,216	7,216
Short-Term Investment	3,601	3,601

Total Investments	$27,115	$27,115

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.6%
Energy—22.7%
Enbridge, Inc. (Canada)	120,725	$5,114
Inter Pipeline Ltd. (Canada)	44,765	949
Keyera Corp. (Canada)	36,690	1,122
Kinder Morgan, Inc. (United States)	247,945	4,641
Koninklijke Vopak N.V. (Netherlands)	16,660	829
ONEOK, Inc. (United States)	28,100	1,333
Pembina Pipeline Corp. (Canada)	56,325	1,712
South Jersey Industries, Inc. (United States)	31,611	1,000
Spectra Energy Corp. (United States)	87,440	3,203
Targa Resources Corp. (United States)	29,470	1,242
TransCanada Corp. (Canada)	104,485	4,725
Williams Cos., Inc. (The) (United States)	91,535	1,980

		27,850

Financials—6.1%
American Tower Corp. (United States)	30,990	3,521
Crown Castle International Corp. (United States)	39,310	3,987

		7,508

Industrials—12.7%
Abertis Infraestructuras SA (Spain)	114,550	1,693
Atlantia SpA (Italy)	102,541	2,562
Auckland International Airport Ltd. (New Zealand)	391,319	1,821
Ferrovial SA (Spain)	62,640	1,226
Flughafen Zuerich AG (Switzerland)	6,940	1,228
Sydney Airport (Australia)	361,900	1,890
Transurban Group (Australia)	441,145	3,973
Vinci SA (France)	16,395	1,157

		15,550

Telecommunication Services—18.9%
AT&T, Inc. (United States)	111,790	4,830
BCE, Inc. (Canada)	22,445	1,062
BT Group plc (United Kingdom)	244,810	1,346
Deutsche Telekom AG Registered Shares (Germany)	117,450	2,003
Nippon Telegraph & Telephone Corp. ADR (Japan)	37,225	1,753
Singapore Telecommunications Ltd. (Singapore)	631,100	1,949
TELUS Corp. (Canada)	43,810	1,411
Verizon Communications, Inc. (United States)	102,889	5,745

	SHARES	VALUE
Telecommunication Services—(continued)
Vodafone Group plc Sponsored ADR (United Kingdom)	102,206	$3,157

		23,256

Utilities—38.2%
ALLETE, Inc. (United States)	20,270	1,310
American Electric Power Co., Inc. (United States)	22,185	1,555
American Water Works Co., Inc. (United States)	33,940	2,868
APA Group (Australia)	171,330	1,192
Aqua America, Inc. (United States)	36,735	1,310
Atmos Energy Corp. (United States)	23,745	1,931
Black Hills Corp. (United States)	19,950	1,258
CMS Energy Corp. (United States)	41,230	1,891
Dominion Resources, Inc. (United States)	20,960	1,633
DTE Energy Co. (United States)	17,455	1,730
Edison International (United States)	21,220	1,648
Eversource Energy (United States)	26,635	1,595
Hera SpA (Italy)	407,855	1,113
Iberdrola SA (Spain)	216,935	1,480
National Grid plc (United Kingdom)	245,940	3,617
NextEra Energy, Inc. (United States)	37,120	4,840
NiSource, Inc. (United States)	50,620	1,342
ONE Gas, Inc. (United States)	15,225	1,014
Pennon Group plc (United Kingdom)	99,160	1,254
Sempra Energy (United States)	28,565	3,257
SevernTrent plc (United Kingdom)	38,770	1,265
Snam Rete Gas SpA (Italy)	196,995	1,178
Spire, Inc. (United States)	21,300	1,509
Suez Environnement SA (France)	54,565	851
Vectren Corp. (United States)	29,550	1,556
Veolia Environnement SA (France)	52,770	1,140
WEC Energy Group, Inc. (United States)	23,315	1,523

		46,860

TOTAL COMMON STOCKS (Identified Cost $112,569)		121,024

TOTAL LONG TERM INVESTMENTS—98.6% (Identified Cost $112,569)		121,024

See Notes to Schedules of Investments

1

VIRTUS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—98.6% (Identified Cost $112,569)	121,024	(1)
Other assets and liabilities, net—1.4%	1,771

NET ASSETS—100.0%	$122,795

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

2

VIRTUS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	54%
Canada	13
United Kingdom	9
Australia	6
Italy	4
Spain	4
France	2
Other	8

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$121,024	$86,258	$34,766

Total Investments	$121,024	$86,258	$34,766

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $20,706 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

(See Note 1A in the Notes to Schedules of Investments for more information.)

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.3%
Consumer Discretionary—11.4%
Alimentation Couche -Tard, Inc. Class B (Canada)	70,894	$3,045
Amazon.com, Inc. (United States)(2)	7,046	5,042
Naspers Ltd. Class N (South Africa)	18,108	2,765
NIKE, Inc. Class B (United States)	54,059	2,984
Priceline Group, Inc. (The) (United States)(2)	2,496	3,116
TJX Cos., Inc. (The) (United States)	38,313	2,959

		19,911

Consumer Staples—29.7%
Altria Group, Inc. (United States)	115,560	7,969
British American Tobacco plc (United Kingdom)	139,558	9,048
Coca-Cola Co. (The) (United States)	126,751	5,746
Nestle S.A. Registered Shares (Switzerland)	56,722	4,395
Philip Morris International, Inc. (United States)	83,693	8,513
Reckitt Benckiser Group plc (United Kingdom)	65,533	6,571
Reynolds American, Inc. (United States)	94,886	5,117
Unilever N.V. CVA (Netherlands)	93,280	4,338

		51,697

Financials—18.3%
American Tower Corp. (United States)	33,531	3,809
Berkshire Hathaway, Inc. Class B (United States)(2)	35,596	5,154
CME Group, Inc. (United States)	30,425	2,963
Housing Development Finance Corp. (India)	295,705	5,509
Housing Development Finance Corp. Bank Ltd. (India)	339,815	5,942
Housing Development Finance Corp. Bank Ltd. ADR (India)	5,796	385
Progressive Corp. (The) (United States)	58,401	1,956
Wells Fargo & Co. (United States)	129,044	6,108

		31,826

Health Care—13.9%
Abbott Laboratories (United States)	78,616	3,090
Bristol-Myers Squibb Co. (United States)	34,677	2,551
Celgene Corp. (United States)(2)	45,680	4,505
Medtronic plc (United States)	37,001	3,211
Roche Holding AG (Switzerland)	24,350	6,426
UnitedHealth Group, Inc. (United States)	32,054	4,526

		24,309

	SHARES	VALUE
Information Technology—20.2%
Alphabet, Inc. Class C (United States)(2)	10,161	$7,032
Apple, Inc. (United States)	30,013	2,869
Cognizant Technology Solutions Corp. Class A (United States)(2)	45,753	2,619
Facebook, Inc. Class A (United States)(2)	21,384	2,444
MasterCard, Inc. Class A (United States)	70,608	6,218
PayPal Holdings, Inc. (United States)(2)	87,050	3,178
SAP SE (Germany)	37,287	2,800
Tencent Holdings Ltd. (Cayman Islands)	81,417	1,868
Visa, Inc. Class A (United States)	84,345	6,256

		35,284

Materials—1.8%
Martin Marietta Materials, Inc. (United States)	15,986	3,069

TOTAL COMMON STOCKS (Identified Cost $127,914)		166,096

TOTAL LONG TERM INVESTMENTS—95.3% (Identified Cost $127,914)		166,096

SHORT-TERM INVESTMENT—1.9%
Money Market Mutual Fund—1.9%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(3)	3,352,290	3,352

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,352)		3,352

TOTAL INVESTMENTS—97.2% (Identified Cost $131,266)		169,448	(1)
Other assets and liabilities, net—2.8%		4,803

NET ASSETS—100.0%		$174,251

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	69%
United Kingdom	9
India	7
Switzerland	6
Canada	2
Germany	2
Netherlands	2
Other	3

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$166,096	$120,773	$45,323
Short-Term Investment	3,352	3,352	—

Total Investments	$169,448	$124,125	$45,323

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $29,204 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

(See Note 1A in the Notes to Schedules of Investments for more information.)

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.6%
Australia—4.1%
Dexus Property Group	186,339	$1,265
GPT Group	189,900	772
GPT Group (The) - In Specie(2)(3)(5)	13,566	—	(7)
Scentre Group	703,389	2,605
Westfield Corp.	312,350	2,509

		7,151

Austria—0.3%
Atrium European Real Estate Ltd.	116,000	499

Canada—2.8%
Allied Properties Real Estate Investment Trust	48,985	1,466
Canadian Real Estate Investment Trust	25,275	945
First Capital Realty, Inc.	36,880	633
RioCan Real Estate Investment Trust	85,762	1,947

		4,991

Finland—0.8%
Citycon OYJ	645,232	1,470

France—2.0%
Fonciere Des Regions	1,604	142
Klepierre	49,120	2,167
Mercialys SA	58,650	1,249

		3,558

Germany—4.7%
ADO Properties SA(3)(4)	55,942	2,157
Deutsche Wohnen AG	52,600	1,791
LEG Immobilien AG	13,854	1,296
Vonovia SE	81,148	2,963

		8,207

Hong Kong—1.7%
Hysan Development Co. Ltd.	106,000	473
Link REIT (The)	367,504	2,513

		2,986

Italy—0.2%
Beni Stabili SpA	578,062	358

Japan—6.9%
GLP J-REIT	883	1,115
Hulic Co., Ltd.	127,900	1,348

	SHARES	VALUE
Japan—(continued)
Industrial & Infrastructure Fund Investment Corp.	161	$898
Invincible Investment Corp.	1,600	1,011
Japan Real Estate Investment Corp.	218	1,346
Kenedix Office Investment Corp.	201	1,198
Kenedix Retail REIT Corp.	276	743
Lasalle Logiport REIT(2)	1,076	1,095
Nippon Building Fund, Inc.	217	1,337
Nippon Prologis REIT, Inc.	367	897
United Urban Investment Corp.	588	1,059

		12,047

Mexico—0.4%
PLA Administradora Industrial S de Rl de CV	60,722	103
Prologis Property Mexico SA de CV	367,800	599

		702

Netherlands—2.3%
Unibail-Rodamco SE	15,398	3,983

Norway—0.6%
Entra ASA(4)	97,500	919
Norwegian Property ASA	112,875	123

		1,042

Singapore—1.0%
CapitaLand Mall Trust	432,450	687
CapitaLand Retail China Trust	237,331	265
Global Logistic Properties Ltd.	649,500	877

		1,829

Spain—0.8%
Axiare Patrimonio SOCIMI SA	93,589	1,192
Hispania Activos Inmobiliarios Socimi SA	13,000	152

		1,344

Sweden—0.7%
Castellum AB	90,410	1,285

United Kingdom—5.4%
Big Yellow Group plc	63,728	664
British Land Co. plc	138,500	1,125
Derwent London plc	24,910	869
Great Portland Estates plc	53,276	446
Hammerson plc	190,420	1,371
Land Securities Group plc	98,131	1,366
Safestore Holdings plc	192,557	951

See Notes to Schedules of Investments

1

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
United Kingdom—(continued)
SEGRO plc	190,690	$1,057
Unite Group plc (The)	191,400	1,583

		9,432

United States—60.9%
American Campus Communities, Inc.	36,238	1,916
American Homes 4 Rent Class A	72,300	1,481
AvalonBay Communities, Inc.	16,965	3,060
Boston Properties, Inc.	10,828	1,428
Brixmor Property Group, Inc.	74,433	1,969
Camden Property Trust	5,756	509
Coresite Realty Corp.	28,200	2,501
Cousins Properties, Inc.	106,000	1,102
CubeSmart	76,575	2,365
DCT Industrial Trust, Inc.	83,198	3,997
Digital Realty Trust, Inc.	44,050	4,801
Douglas Emmett, Inc.	63,395	2,252
Duke Realty Corp.	138,700	3,698
Equinix, Inc.	7,100	2,753
Equity Lifestyle Properties, Inc.	20,446	1,637
Equity Residential	43,115	2,970
Essex Property Trust, Inc.	21,004	4,791
Extra Space Storage, Inc.	31,595	2,924
Federal Realty Investment Trust	19,200	3,178
General Growth Properties, Inc.	86,219	2,571
Healthcare Realty Trust, Inc.	44,321	1,551
Healthcare Trust of America, Inc. Class A	85,300	2,758
Highwoods Properties, Inc.	51,460	2,717
Host Hotels & Resorts, Inc.	80,908	1,311
Kilroy Realty Corp.	54,075	3,585
LaSalle Hotel Properties	13,815	326
Liberty Property Trust	13,567	539
Paramount Group, Inc.	137,440	2,191
Pebblebrook Hotel Trust	40,409	1,061
Prologis, Inc.	55,548	2,724
Public Storage	16,759	4,283
Regency Centers Corp.	38,850	3,253
RLJ Lodging Trust	66,850	1,434
Simon Property Group, Inc.	48,831	10,591
SL Green Realty Corp.	2,186	233
Store Capital Corp.	99,072	2,918
Sun Communities, Inc.	13,100	1,004
Tanger Factory Outlet Centers	70,750	2,843

	SHARES	VALUE
United States—(continued)
Ventas, Inc.	52,472	$3,821
Vornado Realty Trust	29,400	2,943
Welltower, Inc.	39,919	3,040

		107,029

TOTAL COMMON STOCKS (Identified Cost $146,465)		167,913

TOTAL LONG TERM INVESTMENTS—95.6% (Identified Cost $146,465)		167,913

SHORT-TERM INVESTMENT—1.8%
Money Market Mutual Fund—1.8%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(6)	3,198,006	3,198

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,198)		3,198

TOTAL INVESTMENTS—97.4% (Identified Cost $149,663)		171,111	(1)
Other assets and liabilities, net—2.6%		4,576

NET ASSETS—100.0%		$175,687

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $3,076 or 1.8% of net assets.

(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.
(7)	Amount is less than $500 (not reported in 000s).

See Notes to Schedules of Investments

2

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	64%
Japan	7
United Kingdom	6
Germany	5
Australia	4
Canada	3
Netherlands	2
Other	9

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$167,913	$113,915	$53,998	$—	*
Short-Term Investment	3,198	3,198	—	—

Total Investments	$171,111	$117,113	$53,998	$—	*

*	Includes internally fair valued security currently priced at zero ($0).

Securities held by the Fund with an end of period value of $27,544 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

(See Note 1A in the Notes to Schedules of Investments for more information.)

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.1%
Consumer Discretionary—10.6%
Domino’s Pizza Group plc (United Kingdom)	91,100	$405
Hermes International SA (France)	1,917	715
Paddy Power plc (Ireland)	4,476	470
Persimmon plc (United Kingdom)	16,753	325
Priceline Group, Inc. (The) (United States)(2)	926	1,156

		3,071

Consumer Staples—42.4%
Anheuser-Busch InBev N.V. (Belgium)	3,572	472
British American Tobacco plc (United Kingdom)	31,186	2,022
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	58	346
Diageo plc (United Kingdom)	11,877	332
Heineken N.V. (Netherlands)	6,606	606
Imperial Tobacco Group plc (United Kingdom)	18,067	980
L’Oreal SA (France)	2,643	506
Nestle S.A. Registered Shares (Switzerland)	18,029	1,397
Pernod-Ricard SA (France)	3,130	347
Philip Morris International, Inc. (United States)	14,907	1,516
Reckitt Benckiser Group plc (United Kingdom)	15,821	1,586
SABMiller plc (United Kingdom)	14,630	853
Unilever N.V. CVA (Netherlands)	29,033	1,350

		12,313

Financials—6.9%
ABN AMRO Group N.V. CVA (Netherlands)(3)	16,440	270
Lloyds Banking Group plc (United Kingdom)	518,814	376
Reinet Investments SCA (Luxembourg)	9,081	194
Svenska Handelsbanken AB Class A (Sweden)	24,246	294
UBS Group AG (Switzerland)	42,992	558
Unibail-Rodamco SE (Netherlands)	1,174	304

		1,996

Health Care—16.1%
Coloplast A/S Class B (Denmark)	4,826	361
Essilor International SA (France)	5,606	737
Fresenius Medical Care AG & Co. KGaA (Germany)	6,554	571
Grifols SA (Spain)	27,623	628
Novo Nordisk A/S Class B (Denmark)	14,320	771
Roche Holding AG (Switzerland)	6,072	1,602

		4,670

	SHARES	VALUE
Industrials—6.8%
Aena SA (Spain)(3)	4,002	$530
Bureau Veritas SA (France)	19,846	417
DCC plc (Ireland)	3,300	290
DKSH Holding AG (Switzerland)	4,558	299
Flughafen Zuerich AG (Switzerland)	2,440	432

		1,968

Information Technology—8.0%
Accenture plc Class A (United States)	7,332	831
Amadeus IT Holding SA Class A (Spain)	9,005	397
SAP SE (Germany)	14,437	1,084

		2,312

Materials—4.3%
Air Liquide SA (France)	6,375	664
HeidelbergCement AG (Germany)	2,918	220
Randgold Resources Ltd. (Jersey)	1,983	222
Randgold Resources Ltd. ADR (Jersey)	1,260	141

		1,247

TOTAL COMMON STOCKS (Identified Cost $24,204)		27,577

TOTAL LONG TERM INVESTMENTS—95.1% (Identified Cost $24,204)		27,577

SHORT-TERM INVESTMENT—2.2%
Money Market Mutual Fund—2.2%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(4)	639,962	640

TOTAL SHORT-TERM INVESTMENT (Identified Cost $640)		640

TOTAL INVESTMENTS—97.3% (Identified Cost $24,844)		28,217	(1)
Other assets and liabilities, net—2.7%		783

NET ASSETS—100.0%		$29,000

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $800 or 2.8% of net assets.

(4)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	24%
Switzerland	16
United States	15
France	12
Netherlands	9
Germany	7
Spain	6
Other	11

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$27,577	$5,188	$22,389
Short-Term Investment	640	640	—

Total Investments	$28,217	$5,828	$22,389

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $19,361 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

(See Note 1A in the Notes to Schedules of Investments for more information.)

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
CLOSED END FUNDS(3)—68.8%
Equity Funds—38.9%
Adams Diversified Equity Fund, Inc.	52,189	$661
Adams Natural Resources Fund, Inc.	52,597	1,058
Allianzgi NFJ Dividend Interest & Premium Strategy Fund	57,707	712
Alpine Total Dynamic Dividend Fund	126,834	921
BlackRock Science & Technology Trust	115,284	1,902
Boulder Growth & Income Fund, Inc.	261,002	2,122
Cohen & Steers Closed-End Opportunity Fund, Inc.	20,000	231
Cohen & Steers Infrastructure Fund, Inc.	32,435	695
First Trust Energy Infrastructure Fund	33,901	592
Gabelli Dividend & Income Trust (The)	53,938	1,032
Gabelli Healthcare & WellnessRx Trust (The)	68,857	735
Gabelli Multimedia Trust, Inc.	49,700	350
General American Investors Co., Inc.	27,565	850
Guggenheim Enhanced Equity Income Fund	68,412	513
Liberty All Star Equity Fund	179,602	902
Salient Midstream & MLP Fund	115,986	1,301
Special Opportunities Fund, Inc.	8,750	120
Tortoise MLP Fund, Inc.	29,400	542
Tortoise Pipeline & Energy Fund, Inc.	84,595	1,574
Tri-Continental Corp.	24,736	508

		17,321

Fixed Income Funds—6.6%
First Trust High Income Long/Short Fund	8,940	133
NexPoint Credit Strategies Fund	86,833	1,850
PIMCO Dynamic Credit Income Fund	50,240	961

		2,944

International Equity Funds—22.6%
Aberdeen Japan Equity Fund, Inc.	71,048	545
Aberdeen Singapore Fund, Inc.	7,300	66
Alpine Global Dynamic Dividend Fund	105,759	895
Brookfield Global Listed Infrastructure Income Fund, Inc.	7,000	92
Clough Global Opportunities Fund	40,477	378
Delaware Enhanced Global Dividend and Income Fund	18,872	182
First Trust Dynamic Europe Equity Income Fund	38,955	622
Japan Smaller Capitalization Fund, Inc.	56,954	557
Korea Fund, Inc. (The)	7,079	229

	SHARES	VALUE
International Equity Funds—(continued)
Macquarie Global Infrastructure Total Return Fund, Inc.	6,230	$133
Morgan Stanley China A Share Fund, Inc.	54,450	972
New Germany Fund, Inc. (The)	44,108	573
RMR Real Estate Income Fund	11,278	240
Taiwan Fund, Inc. (The)(2)	30,390	463
Tekla Healthcare Investors	289	7
Tekla Healthcare Opportunities Fund	144,003	2,395
Tekla World Healthcare Fund	106,990	1,509
Templeton Dragon Fund, Inc.	12,137	210

		10,068

International Fixed Income Fund—0.7%
Diversified Real Asset Income Fund	19,626	325

TOTAL CLOSED END FUNDS (Identified Cost $32,978)		30,658

PREFERRED STOCKS—17.8%
Financials—17.8%
Eagle Point Credit Co., Inc. Series A 7.75%	22,649	578
MVC Capital, Inc. 7.25%	79,231	1,988
Oxford Lane Capital Corp. 7.50%	61,456	1,541
Oxford Lane Capital Corp. 8.125%	151,956	3,837

TOTAL PREFERRED STOCKS (Identified Cost $7,801)		7,944

TOTAL LONG TERM INVESTMENTS—86.6% (Identified Cost $40,779)		38,602

SHORT-TERM INVESTMENT—9.8%
Money Market Mutual Fund—9.8%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(3)	4,383,350	4,383

TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,383)		4,383

TOTAL INVESTMENTS—96.4% (Identified Cost $45,162)		42,985	(1)
Other assets and liabilities, net—3.6%		1,596

NET ASSETS—100.0%		$44,581

See Notes to Schedules of Investments

1

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Closed End Funds	$30,658	$30,658
Preferred Stocks	7,944	7,944
Short-Term Investment	4,383	4,383

Total Investments	$42,985	$42,985

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES—1.6%
Argentine Republic
144A 7.500%, 4/22/26(3)	$340	$369
144A 7.125%, 7/6/36(3)	360	360
Mongolia 144A 10.875%, 4/6/21(3)	200	211
Provincia de Buenos Aires Argentina 144A 9.125%, 3/16/24(3)	210	231

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,118)		1,171

MORTGAGE-BACKED SECURITIES—1.5%
Non-Agency—1.5%
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	97	96
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	415	409
JP Morgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PWR15 144A 5.363%, 2/11/44(3)	60	57
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDP10, AM 5.464%, 1/15/49(2)	180	177
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	222	232
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	105	105

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,069)		1,076

ASSET-BACKED SECURITIES—1.4%
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	205	204
Citi Held For Asset Issuance 144A 4.310%, 5/16/22(3)	360	358
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	250	249
LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	160	156

TOTAL ASSET-BACKED SECURITIES (Identified Cost $970)		967

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—81.4%
Consumer Discretionary—22.2%
Aramark Services, Inc. 144A 4.750%, 6/1/26(3)	$115	$113
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	700	722
Beazer Homes USA Inc. 5.750%, 6/15/19	115	105
Boyd Gaming Corp.
9.000%, 7/1/20	275	289
6.875%, 5/15/23	265	284
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(8)	450	417
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	220	222
Caesars Growth Properties Finance, Inc. 9.375%, 5/1/22	260	243
CCO Holdings LLC
144A 5.125%, 5/1/23(3)	215	218
144A 5.750%, 2/15/26(3)	300	310
144A 5.500%, 5/1/26(3)	435	443
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	400	406
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	1,060	1,014
Series A 7.625%, 3/15/20	150	138
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	245	260
CSC Holdings LLC 5.250%, 6/1/24	290	264
Dana Financing Luxembourg S.a.r.l. 144A 6.500%, 6/1/26(3)	55	54
DISH DBS Corp.
5.000%, 3/15/23	475	433
144A 7.750%, 7/1/26(3)	15	16
Fiat Chrysler Automobiles NV 5.250%, 4/15/23	250	249
Hanesbrands, Inc.
144A 4.625%, 5/15/24(3)	65	65
144A 4.875%, 5/15/26(3)	135	136
i Heart Communications, Inc. 9.000%, 12/15/19	115	88
Intelsat Jackson Holdings SA 5.500%, 8/1/23	425	271
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	175	177
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	425	447
Lennar Corp.
4.500%, 11/15/19	215	225
4.875%, 12/15/23	70	70

See Notes to Schedules of Investments

1

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
M/I Homes, Inc. 6.750%, 1/15/21	$140	$140
MDC Holdings, Inc. 5.500%, 1/15/24	325	323
Meritor, Inc. 6.750%, 6/15/21	375	352
MGM Growth Properties Operating Partnership LP 144A 5.625%, 5/1/24(3)	65	69
MGM Resorts International 6.750%, 10/1/20	525	576
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	170	182
MPG Holdco I, Inc. 7.375%, 10/15/22	225	223
Newell Rubbermaid, Inc.
144A 5.000%, 11/15/23(3)	115	121
4.200%, 4/1/26	15	16
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	35	36
Penn National Gaming, Inc. 5.875%, 11/1/21	490	501
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	425	425
PulteGroup, Inc.
4.250%, 3/1/21	200	207
5.500%, 3/1/26	200	206
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	670	689
Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/25	145	153
Scientific Games International, Inc.
6.625%, 5/15/21	150	90
144A 7.000%, 1/1/22(3)	245	247
SFR Group SA 144A 7.375%, 5/1/26(3)	340	337
SFR Group SA 144A 6.000%, 5/15/22(3)	465	454
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)	290	286
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	170	168
Station Casinos LLC 7.500%, 3/1/21	200	212
Tenneco, Inc. 5.000%, 7/15/26	175	178
TI Group Auto Systems LLC 144A 8.750%, 7/15/23(3)	290	286
Toll Brothers Finance Corp. 4.875%, 11/15/25	450	447
TRI Pointe Group, Inc. 5.875%, 6/15/24	400	408
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	195	194
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	200	199
UPCB Finance V Ltd. 144A 7.250%, 11/15/21(3)	44	46
VTR Finance BV 144A 6.875%, 1/15/24(3)	450	450

		15,900

	PAR VALUE	VALUE
Consumer Staples—2.3%
Constellation Brands, Inc. 4.750%, 12/1/25	$65	$69
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	250	250
Pinnacle Foods Corp. Finance LLC 144A 5.875%, 1/15/24(3)	35	37
Prestige Brands, Inc. 144A 6.375%, 3/1/24(3)	200	209
Rite Aid Corp.
6.750%, 6/15/21	475	500
144A 6.125%, 4/1/23(3)	65	70
Safeway, Inc. 7.250%, 2/1/31	215	208
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	275	243
US Foods, Inc. 144A 5.875%, 6/15/24(3)	40	41

		1,627

Energy—11.6%
Alberta Energy Co. Ltd. 8.125%, 9/15/30	115	128
Anadarko Petroleum Corp. 6.600%, 3/15/46	75	91
Antero Resources Corp. 5.625%, 6/1/23	275	268
Archrock Partners LP (Archrock Finance Corp.) 6.000%, 10/1/22	300	267
Bill Barrett Corp. 7.625%, 10/1/19	205	168
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	340	324
BreitBurn Energy Partners 7.875%, 4/15/22(4)	150	32
California Resources Corp. 144A
8.000%, 12/15/22(3)	239	170
6.000%, 11/15/24	150	74
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	185	179
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	105	108
CONSOL Energy, Inc. 5.875%, 4/15/22	200	176
Continental Resources, Inc.
5.000%, 9/15/22	240	235
4.500%, 4/15/23	145	136
Crestwood Midstream Partners LP (Crestwood Midstream Finance Corp.) 144A 6.250%, 4/1/23(3)	295	273
Enbridge Energy Partners LP 4.375%, 10/15/20	35	36
Encana Corp. 3.900%, 11/15/21	190	184
Energy Transfer Partners LP 5.875%, 1/15/24	400	391
EnQuest plc 144A 7.000%, 4/15/22(3)	250	156

See Notes to Schedules of Investments

2

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
EP Energy LLC (Everest Acquisition Finance, Inc.) 9.375%, 5/1/20	$215	$153
FTS International, Inc.
144A 8.153%, 6/15/20(2)(3)	230	193
6.250%, 5/1/22	190	75
Gulfport Energy, Corp. 7.750%, 11/1/20	150	155
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	150	160
Laredo Petroleum, Inc. 5.625%, 1/15/22	110	103
Linn Energy LLC (Linn Energy Finance Corp.) 7.750%, 2/1/21(4)	200	35
MPLX LP 144A 4.875%, 12/1/24(3)	325	317
Newfield Exploration Co. 5.375%, 1/1/26	165	160
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	200	183
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(4)	100	19
Parsley Energy LLC (Parsley Finance Corp.) 144A 6.250%, 6/1/24(3)	45	46
Petrobras Global Finance BV 8.750%, 5/23/26	140	141
QEP Resources, Inc. 5.250%, 5/1/23	300	278
Range Resources Corp. 5.000%, 3/15/23	270	255
Regency Energy Partners LP 5.875%, 3/1/22	90	96
Rowan Cos., Inc. 5.400%, 12/1/42	265	175
Sabine Oil & Gas Corp. 7.250%, 6/15/19(4)	329	8
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	380	386
SM Energy Co. 6.125%, 11/15/22	115	106
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	200	217
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	695	693
Transocean, Inc.
6.800%, 12/15/16(2)	360	365
6.800%, 3/15/38	300	197
Whiting Petroleum Corp. 5.750%, 3/15/21	130	118
YPF S.A. 144A 8.500%, 3/23/21(3)	230	247

		8,277

Financials—7.8%
AerCap Ireland Capital Ltd. (Aercap Global Aviation Trust)
4.625%, 10/30/20	150	156

	PAR VALUE	VALUE
Financials—(continued)
4.500%, 5/15/21	$400	$409
3.950%, 2/1/22	175	175
Aircastle Ltd. 5.000%, 4/1/23	350	357
Ally Financial, Inc.
3.250%, 11/5/18	120	120
4.250%, 4/15/21	205	205
5.750%, 11/20/25	235	236
Citigroup, Inc. 6.250%, 12/29/49(2)	205	211
Communications Sales & Leasing, Inc. 8.250%, 10/15/23	110	112
Corrections Corp. of America 5.000%, 10/15/22	145	151
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	185	186
DuPont Fabros Technology LP 5.875%, 9/15/21	350	368
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	170	166
Genworth Holdings, Inc. 4.900%, 8/15/23	130	99
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	95	100
5.375%, 4/15/26	60	62
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	251	249
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 5.875%, 2/1/22	220	208
ING Groep NV 6.000%(2)(5)(6)	200	189
iStar Financial, Inc. 5.000%, 7/1/19	500	469
MPT Operating Partnership LP 6.375%, 3/1/24	100	107
Nationstar Mortgage LLC 6.500%, 7/1/21	250	215
Sabra Health Care LP 5.500%, 2/1/21	170	175
Springleaf Finance Corp. 5.250%, 12/15/19	260	243
Sprint Capital Corp. 6.900%, 5/1/19	325	312
Voya Financial, Inc. 5.650%, 5/15/53(2)	205	193
Walter Investment Management Corp. 7.875%, 12/15/21	215	107

		5,580

Health Care—11.8%
Alere, Inc.
6.500%, 6/15/20	150	150
144A 6.375%, 7/1/23(3)	115	120
Capsugel S.A. PIK Interest Capitalization 144A, 7.000%, 5/15/19(3)(7)	212	213
Centene Escrow Corp.
144A 5.625%, 2/15/21(3)	150	157

See Notes to Schedules of Investments

3

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
4.750%, 5/15/22	$65	$67
Community Health Systems, Inc.
5.125%, 8/15/18	21	21
5.125%, 8/1/21	400	399
6.875%, 2/1/22	145	128
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	450	386
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	225	187
DaVita Healthcare Partners, Inc.
5.125%, 7/15/24	310	314
5.000%, 5/1/25	100	99
Endo Finance LLC 144A 5.875%, 1/15/23(3)	250	218
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	60	62
HCA, Inc.
6.500%, 2/15/20	425	471
5.375%, 2/1/25	505	519
5.250%, 6/15/26	230	239
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	130	134
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(3)(7)	245	246
LifePoint Health, Inc. 144A 5.375%, 5/1/24(3)	45	45
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)	300	281
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	295	299
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	20	21
Pinnacle Merger Sub, Inc. (PRA Holdings, Inc.) 144A 9.500%, 10/1/23(3)	225	251
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	300	306
Quorum Health Corp. 144A 11.625%, 4/15/23(3)	120	122
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	325	330
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	200	206
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	400	410
Team Health, Inc. 144A 7.250%, 12/15/23(3)	20	21
Teleflex, Inc. 4.875%, 6/1/26	270	273
Tenet Healthcare Corp.
6.000%, 10/1/20	375	397

	PAR VALUE	VALUE
Health Care—(continued)
4.500%, 4/1/21	$275	$278
8.125%, 4/1/22	390	402
Universal Health Services, Inc.
144A 4.750%, 8/1/22(3)	45	46
144A 5.000%, 6/1/26(3)	80	80
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	140	135
144A 5.375%, 3/15/20(3)	420	361
144A 7.250%, 7/15/22(3)	70	60

		8,454

Industrials—6.4%
ADS Waste Holdings, Inc. 8.250%, 10/1/20	300	306
ADT Corp. (The) 6.250%, 10/15/21	200	215
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	200	172
Builders FirstSource, Inc.
144A 7.625%, 6/1/21(3)	283	297
144A 10.750%, 8/15/23(3)	150	164
Cemex SAB de C.V. 144A 7.750%, 4/16/26(3)	200	211
Garda World Security Corp. 144A 7.250%, 11/15/21(3)	410	333
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(3)	150	139
144A 9.250%, 3/1/21(3)	300	252
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	99	95
HD Supply, Inc. 144A 5.250%, 12/15/21(3)	400	421
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	200	207
Masco Corp. 4.375%, 4/1/26	175	181
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(3)	290	313
Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(3)	195	207
Standard Industries, Inc.
144A 5.125%, 2/15/21(3)	10	10
144A 5.500%, 2/15/23(3)	55	56
TransDigm, Inc.
6.000%, 7/15/22	300	303
6.500%, 5/15/25	230	231
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	169	179

See Notes to Schedules of Investments

4

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
United Rentals North America, Inc. 5.500%, 7/15/25	$270	$267

		4,559

Information Technology—2.3%
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.875%, 6/15/21(3)	35	36
144A 5.450%, 6/15/23(3)	60	62
144A 7.125%, 6/15/24(3)	70	73
144A 6.020%, 6/15/26(3)	45	47
144A 8.100%, 7/15/36(3)	55	59
144A 8.350%, 7/15/46(3)	45	49
First Data Corp.
144A 5.000%, 1/15/24(3)	230	231
144A 5.750%, 1/15/24(3)	450	448
NXP BV (NXP Funding LLC) 144A 4.625%, 6/1/23(3)	325	332
Wesco Distribution, Inc. 144A 5.375%, 6/15/24(3)	75	75
Western Digital Corp.
144A 7.375%, 4/1/23(3)	35	37
144A 10.500%, 4/1/24(3)	210	225

		1,674

Materials—7.1%
Ak Steel Corp.
7.625%, 10/1/21	100	92
7.500%, 7/15/23	140	143
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	360	371
ArcelorMittal 6.125%, 6/1/25	300	300
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	145	148
144A 6.750%, 1/31/21(3)	295	299
Ardagh Packaging Finance plc (Ardagh Holdings USA, Inc.) 144A 7.250%, 5/15/24(3)	345	354
Berry Plastics Corp. 5.125%, 7/15/23	400	401
Bluescope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	235	244
Cascades, Inc.
144A 5.500%, 7/15/22(3)	575	561
144A 5.750%, 7/15/23(3)	225	218
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	150	151

	PAR VALUE	VALUE
Materials—(continued)
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	$100	$111
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	160	142
3.875%, 3/15/23	180	158
Hexion U.S. Finance Corp. 6.625%, 4/15/20	175	147
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	305	306
Reynolds Group Issuer, Inc.
8.250%, 2/15/21	190	199
144A 7.000%, 7/15/24(3)	10	10
Teck Resources Ltd.
144A 8.000%, 6/1/21(3)	20	21
4.750%, 1/15/22	150	127
144A 8.500%, 6/1/24(3)	50	52
6.125%, 10/1/35	150	108
United States Steel Corp. 7.375%, 4/1/20	19	18
Vale Overseas Ltd. 5.875%, 6/10/21	130	131
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	100	98
144A 8.250%, 6/7/21(3)	200	166

		5,076

Telecommunication Services—7.2%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	480	473
CenturyLink, Inc.
Series V 5.625%, 4/1/20	60	62
Series Y 7.500%, 4/1/24	370	375
Frontier Communications Corp.
8.500%, 4/15/20	425	453
6.250%, 9/15/21	125	118
10.500%, 9/15/22	45	48
GTH Finance BV 144A 7.250%, 4/26/23(3)	200	209
Level 3 Financing, Inc. 144A 5.250%, 3/15/26(3)	135	133
Neptune Finance Corp.
144A 10.125%, 1/15/23(3)	210	236
144A 6.625%, 10/15/25(3)	210	222
Qwest Corp. 7.250%, 9/15/25	130	139
Sprint Capital Corp. 6.875%, 11/15/28	250	197
Sprint Communications, Inc. 6.000%, 11/15/22	235	186
Sprint Corp. 7.875%, 9/15/23	325	267
T-Mobile USA, Inc.

See Notes to Schedules of Investments

5

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
6.625%, 11/15/20	$150	$155
6.125%, 1/15/22	240	253
6.836%, 4/28/23	250	265
6.500%, 1/15/24	275	290
6.500%, 1/15/26	220	233
Virgin Media Finance plc 144A 6.000%, 10/15/24(3)	250	247
West Corp. 144A 4.750%, 7/15/21(3)	125	125
Windstream Corp. 7.750%, 10/1/21	300	284
Zayo Group LLC (Zayo Capital, Inc.) 6.000%, 4/1/23	180	184

		5,154

Utilities—2.7%
AmeriGas Partners LP 7.000%, 5/20/22	325	345
Calpine Corp. 5.375%, 1/15/23	350	343
Dynegy, Inc. 7.375%, 11/1/22	285	276
NRG Energy, Inc. 144A 7.250%, 5/15/26(3)	185	185
NRG Yield Operating LLC 5.375%, 8/15/24	190	190
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	175	155
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	250	239
Texas Competitive Electric Holdings Co. LLC 144A 11.500%, 10/1/20(3)(8)	500	171

		1,904

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $59,722)		58,205

LOAN AGREEMENTS(2)—6.3%
Consumer Discretionary—1.5%
Caesars Entertainment Operating Co., Inc. Tranche B-7, 11.250%, 3/1/17(8)	165	167
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	178	173
Graton Resort & Casino Tranche B, 6.250%, 9/1/22	110	110
Mattress Holding Corp. 6.250%, 10/20/21	226	221
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 6/15/18	110	110
Transtar Holding Co. Second Lien, 10.000%, 10/9/19(11)	200	60
U.S. Farathane LLC 5.750%, 12/23/21	247	248

		1,089

	PAR VALUE	VALUE
Consumer Staples—1.1%
Albertson’s LLC Trance B-4 4.500%, 8/25/21	$209	$209
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20(11)	190	81
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	430	428
Pinnacle Foods Corp. Finance LLC Tranche I 3.750%, 1/13/23	32	32

		750

Energy—0.2%
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	125	111
Sabine Oil & Gas LLC Second Lien, 12.000%, 12/31/18(4)	285	12

		123

Health Care—1.5%
21st Century Oncology, Inc. Tranche B, 7.000%, 4/30/22	223	204
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	129	129
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	159	159
MMM Holdings, Inc. 9.750%, 12/12/17(11)	79	61
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(11)	58	44
Multiplan, Inc. 5.000%, 6/7/23	37	37
NVA Holdings, Inc.
Tranche B-1 5.500%, 8/14/21	131	131
Second Lien, 8.000%, 8/14/22	175	174
Quorum Health Corp. 6.750%, 4/29/22	99	99

		1,038

Industrials—0.9%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	225	221
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	81	80
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	390	375

		676

Information Technology—0.7%
First Data Corp. Tranche 2022 B, 4.200%, 7/8/22	157	156
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	134	125

See Notes to Schedules of Investments

6

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
NXP BV (NXP Funding LLC) Tranche B, 3.750%, 12/7/20	$61		$61
Presidio, Inc. Refinancing Term, 5.250%, 2/2/22	146		144

			486

Materials—0.1%
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	95		91

Utilities—0.3%
Atlantic Power LP 6.000%, 4/13/23	227		227

TOTAL LOAN AGREEMENTS (Identified Cost $5,069)			4,480

	SHARES
PREFERRED STOCK—0.8%
Financials—0.8%
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	215	(9)	215
JPMorgan Chase & Co. Series V, 5.000%(2)	285	(9)	273
SunTrust Bank, Inc. 5.625%(2)	95	(9)	95

TOTAL PREFERRED STOCK (Identified Cost $597)			583

COMMON STOCKS—0.1%
Energy—0.1%
Carrizo Oil & Gas, Inc.(10)	2,229		80

TOTAL COMMON STOCKS (Identified Cost $86)			80

AFFILIATED MUTUAL FUND—0.5%
Virtus Credit Opportunities Fund Class R6(12)	35,806		345

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $358)			345

TOTAL LONG TERM INVESTMENTS—93.6% (Identified Cost $68,989)			66,907	(13)

	SHARES	VALUE
SHORT-TERM INVESTMENT—3.4%
Money Market Mutual Fund—3.4%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(12)	2,437,530	$2,438

TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,438)		2,438

TOTAL INVESTMENTS—97.0% (Identified Cost $71,427)		69,345	(1)
Other assets and liabilities, net—3.0%		2,166

NET ASSETS—100.0%		$71,511

Abbreviations:

ADS	American Depositary Share
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2016.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $28,238 or 39.49% of net assets.

(4)	Security in default.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	100% of the income received was in cash.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Illiquid security.
(12)	Shares of these funds are publicly offered and their prospectus and annual report are publicly available.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.

See Notes to Schedules of Investments

7

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	80%
Canada	5
Argentina	2
Ireland	2
Luxembourg	2
Netherlands	2
France	1
Other	6

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

8

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$967	$—	$718	$249
Corporate Bonds And Notes	58,205	—	58,197	8
Foreign Government Securities	1,171	—	1,171	—
Loan Agreements	4,480	—	4,363	117
Mortgage-Backed Securities	1,076	—	1,076	—
Preferred Stock	583	—	583	—
Equity Securities:
Affiliated Mutual Fund	345	345	—	—
Common Stocks	80	80	—	—
Short-Term Investment	2,438	2,438	—	—

Total Investments	$69,345	$2,863	$66,108	$374

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

				Corporate
			Asset-Backed	Bonds And		Loan
Investments in Securities	Total		Securities	Notes		Agreements
Balance as of September 30, 2015:	$444		250	—		194
Accrued discount/(premium)	(1)		(1)	—		—	(c)
Realized gain (loss)	—		—	—		—
Change in unrealized appreciation (depreciation)	(134)		—	—		(134)
Purchases	—		—	—		—
Sales(b)	—		—	—		—
Transfers into Level 3 (a)	125	(d)	—	8	(d)	117	(d)
Transfers from Level 3 (a)	(60	)(d)	—	—		(60	)(d)

Balance as of June 30, 2016	$374		$249	$8		$117

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)	The transfers are due to an increase and /or decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—90.4%
Consumer Discretionary—14.4%
Bridgestone Corp. (Japan)	3,520	$113
Ctrip.Com International Ltd. ADR (China)(2)	2,530	104
Fuji Heavy Industries Ltd. (Japan)	3,390	117
RELX plc (United Kingdom)	8,640	159
Sony Corp. Sponsored ADR (Japan)	5,590	164
WPP plc (United Kingdom)	7,340	153

		810

Consumer Staples—9.4%
British American Tobacco plc (United Kingdom)	2,800	182
Heineken N.V. (Netherlands)	1,870	171
Marine Harvest ASA Sponsored ADR (Norway)	10,470	177

		530

Energy—5.1%
Statoil ASA (Norway)	9,190	159
Technip SA (France)	2,390	129

		288

Financials—11.0%
American International Group, Inc. (United States)	2,020	107
Aviva plc (United Kingdom)	20,700	109
Mitsubishi Estate Co., Ltd. (Japan)	7,240	133
ORIX Corp. (Japan)	11,870	153
Unibail-Rodamco SE (Netherlands)	440	114

		616

Health Care—9.0%
Allergan plc (Ireland)(2)	950	220
Shire plc ADR (United Kingdom)	850	156
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2,560	129

		505

Industrials—5.4%
Airbus Group SE (United States)	2,370	136
Nidec Corp. (Japan)	2,200	167

		303

Information Technology—11.9%
Broadcom Ltd. (Singapore)	990	154
Check Point Software Tech. Ltd. (Israel)(2)	1,210	96

	SHARES	VALUE
Information Technology—(continued)
NXP Semiconductors NV (Netherlands)(2)	1,660	$130
SAP SE Sponsored ADR (Germany)(3)	2,010	151
Tencent Holdings Ltd. (Cayman Islands)	5,900	135

		666

Materials—8.4%
Agnico Eagle Mines Ltd. (Canada)	4,530	243
Randgold Resources Ltd. (Jersey)	2,070	232

		475

Telecommunication Services—11.4%
KDDI Corp. (Japan)	6,400	194
Nippon Telegraph & Telephone Corp. ADR (Japan)	3,160	149
Spark New Zealand Ltd. (New Zealand)	61,351	156
Vodafone Group plc Sponsored ADR (United Kingdom)	4,590	142

		641

Utilities—4.4%
National Grid plc (United Kingdom)	7,760	114
Veolia Environnement SA (France)	6,170	133

		247

TOTAL COMMON STOCKS (Identified Cost $4,599)		5,081

TOTAL LONG TERM INVESTMENTS—90.4% (Identified Cost $4,599)		5,081

SHORT-TERM INVESTMENT—2.5%
Money Market Mutual Fund—2.5%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(5)	141,879	142

TOTAL SHORT-TERM INVESTMENT (Identified Cost $142)		142

SECURITIES LENDING COLLATERAL—2.3%
INVESCO Trust Short -Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.430%)(4)(5)	126,561	127

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $127)		127

See Notes to Schedules of Investments

1

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	VALUE
TOTAL INVESTMENTS—95.2% (Identified Cost $4,868)	5,350	(1)
Other assets and liabilities, net—4.8%	269

NET ASSETS—100.0%	$5,619

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this funds are publicly offered and the prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	22%
United Kingdom	19
United States	10
Netherlands	8
Norway	6
France	5
Canada	4
Other	26

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$5,081	$2,120	$2,961
Short-Term Investment	142	142	—
Securities Lending Collateral	127	127	—

Total Investments	$5,350	$2,389	$2,961

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $554 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

(See Note 1A in the Notes to Schedules of Investments for more information.)

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.7%
Australia—11.8%
Dexus Property Group	108,518	$736
GPT Group	111,800	455
GPT Group (The) - In Specie(2)(3)(4)	588,920	—
Scentre Group	396,171	1,467
Westfield Corp.	183,473	1,474

		4,132

Austria—0.5%
Atrium European Real Estate Ltd.	44,000	189

Canada—8.1%
Allied Properties Real Estate Investment Trust	27,565	825
Canadian Real Estate Investment Trust	15,295	572
First Capital Realty, Inc.	18,405	316
RioCan Real Estate Investment Trust	50,050	1,136

		2,849

Finland—2.3%
Citycon OYJ	349,291	796

France—5.7%
Fonciere Des Regions	960	85
Klepierre	26,956	1,189
Mercialys SA	33,500	713

		1,987

Germany—11.9%
ADO Properties SA(3)(5)	19,822	764
Deutsche Wohnen AG	28,500	970
LEG Immobilien AG	7,661	717
Vonovia SE	47,245	1,725

		4,176

Hong Kong—4.9%
Hysan Development Co. Ltd.	62,000	277
Link REIT (The)	210,441	1,439

		1,716

Italy—0.5%
Beni Stabili SpA	298,164	185

Japan—19.9%
GLP J-REIT	511	645
Hulic Co., Ltd.	84,500	890

	SHARES	VALUE
Japan—(continued)
Industrial & Infrastructure Fund Investment Corp.	89	$496
Invincible Investment Corp.	920	582
Japan Real Estate Investment Corp.	123	760
Kenedix Office Investment Corp.	116	691
Kenedix Retail REIT Corp.	159	428
Lasalle Logiport REIT(2)	600	611
Nippon Building Fund, Inc.	124	764
Nippon Prologis REIT, Inc.	209	511
United Urban Investment Corp.	332	598

		6,976

Mexico—1.9%
PLA Administradora Industrial S de Rl de CV	49,852	85
Prologis Property Mexico SA de CV	349,200	568

		653

Netherlands—6.3%
Unibail-Rodamco SE	8,460	2,189

Norway—1.8%
Entra ASA(5)	58,000	546
Norwegian Property ASA	75,100	82

		628

Singapore—3.5%
CapitaLand Mall Trust	251,650	400
CapitaLand Retail China Trust	158,968	177
Global Logistic Properties Ltd.	471,000	636

		1,213

Spain—2.2%
Axiare Patrimonio SOCIMI SA	52,758	672
Hispania Activos Inmobiliarios Socimi SA	7,000	82

		754

Sweden—2.0%
Castellum AB	50,199	714

United Kingdom—15.4%
Big Yellow Group plc	33,288	347
British Land Co. plc	81,105	659
Derwent London plc	14,246	497
Great Portland Estates plc	30,018	251
Hammerson plc	113,209	815
Land Securities Group plc	61,885	861
Safestore Holdings plc	108,376	535

See Notes to Schedules of Investments

1

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
United Kingdom—(continued)
SEGRO plc	109,057	$605
Unite Group plc (The)	100,700	833

		5,403

TOTAL COMMON STOCKS (Identified Cost $25,607)		34,560

TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $25,607)		34,560

TOTAL INVESTMENTS—98.7% (Identified Cost $25,607)		34,560	(1)
Other assets and liabilities, net—1.3%		467

NET ASSETS—100.0%		$35,027

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $1,310 or 3.7% of net assets.

See Notes to Schedules of Investments

2

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	20%
United Kingdom	16
Australia	12
Germany	12
Canada	8
France	6
Netherlands	6
Other	20

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$34,560	$4,174	$30,386	$—	*

Total Investments	$34,560	$4,174	$30,386	$—	*

*	Includes internally fair valued security currently priced at zero ($0).

Securities held by the Fund with an end of period value of $15,108 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

(See Note 1A in the Notes to Schedules of Investments for more information.)

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.1%
Consumer Discretionary—0.1%
Whirlpool SA (Brazil)	42,618	$34

TOTAL PREFERRED STOCK (Identified Cost $34)		34

COMMON STOCKS—97.1%
Consumer Discretionary—7.0%
Goldlion Holdings Ltd. (Hong Kong)	2,990,600	1,122
Pico Far East Holdings Ltd. (Hong Kong)	4,217,668	1,191
REA Group Ltd. (Australia)	9,220	414

		2,727

Consumer Staples—11.0%
Heineken Malaysia Bhd (Malaysia)	479,000	1,797
Oldtown Bhd (Malaysia)	1,797,550	853
Premier Marketing PCL (Thailand)	4,415,029	1,177
Wawel SA (Poland)	1,900	478

		4,305

Energy—3.0%
Pason Systems, Inc. (Canada)	47,500	657
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	8,578	519

		1,176

Financials—15.2%
ARA Asset Management Ltd. (Singapore)	1,531,716	1,571
Euler Hermes SA (France)	14,500	1,204
Euroz Ltd. (Australia)	2,316,146	1,373
Korea Ratings Corp. (South Korea)	28,868	1,033
LSL Property Services plc (United Kingdom)	229,751	746

		5,927

Health Care—7.5%
Haw Par Corp. Ltd. (Singapore)	71,719	481
Software Service, Inc. (Japan)	19,853	822
WIN-Partners Co. Ltd. (Japan)	116,710	1,605

		2,908

Industrials—17.2%
AIT Corp. (Japan)	142,000	1,150
Amadeus Fire AG (Germany)	5,695	360
Asiakastieto Group Oyj (Finland)	33,200	626

	SHARES	VALUE
Industrials—(continued)
Expeditors International of Washington, Inc. (United States)	16,000	$785
Rotork plc (United Kingdom)	427,393	1,237
Tegma Gestao Logistica (Brazil)	1,059,560	1,930
WABCO Holdings, Inc. (United States)(2)	6,850	627

		6,715

Information Technology—25.6%
Alten SA (France)	11,000	646
Auto Trader Group plc (United Kingdom)	171,200	809
Autohome, Inc. ADR (China)(2)	62,200	1,251
Bouvet ASA (Norway)	80,245	1,136
carsales.com Ltd. (Australia)	41,467	384
Computer Modelling Group Ltd. (Canada)	76,500	612
Lumax International Corp., Ltd. (Taiwan)	1,464,159	2,118
Pro-Ship, Inc. (Japan)	66,800	1,348
Rightmove plc (United Kingdom)	16,800	821
Scout24 AG (Germany)(2)	11,000	409
Societe Pour L’informatique Industrielle (France)	31,770	423

		9,957

Materials—10.6%
Kansai Paint Co. Ltd. (Japan)	27,000	545
KPX Chemical Co. Ltd. (South Korea)	27,394	1,205
Rimoni Industries Ltd. (Israel)	83,330	670
Transpaco Ltd. (South Africa)	910,699	1,459
Victrex plc (United Kingdom)	11,800	239

		4,118

TOTAL COMMON STOCKS (Identified Cost $42,054)		37,833

TOTAL LONG TERM INVESTMENTS—97.2% (Identified Cost $42,088)		37,867

TOTAL INVESTMENTS—97.2% (Identified Cost $42,088)		37,867	(1)
Other assets and liabilities, net—2.8%		1,090

NET ASSETS—100.0%		$38,957

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	14%
United Kingdom	10
Malaysia	7
Australia	6
France	6
Hong Kong	6
South Korea	6
Other	45

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$37,833	$12,836	$24,997
Preferred Stock	34	34	—

Total Investments	$37,867	$12,870	$24,997

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $6,715 were transferred from Level 1 to Level 2, and securities held by the Fund with an end of period value of $1,191 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 1A in the Notes to Schedules of Investments for more information.)

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.9%
Consumer Discretionary—29.0%
Altice NV Class A(2)	2,220	$33
Autogrill S.p.A	911	7
Autoneum Holding AG	90	21
Axel Springer SE	481	25
Bayerische Motoren Werke AG	327	24
Benesse Holdings, Inc.	1,560	37
Brembo S.p.A	127	7
Brunello Cucinelli S.p.A	378	7
Carnival plc	898	40
Chow Tai Fook Jewellery Group Ltd.	9,600	7
Christian Dior SE	86	14
Compagnie Financiere Richemont SA Registered Shares	378	22
Continental AG	126	24
Crown Resorts Ltd.	2,182	21
CTS Eventim AG & Co. KGaA	809	25
Daily Mail & General Trust plc Class A	4,821	38
De’ Longhi	288	7
Dixons Carphone plc	7,423	32
Domino’s Pizza Enterprises Ltd.	413	21
Don Quijote Holdings Co., Ltd.	1,000	37
Dufry AG(2)	178	21
Fast Retailing Co., Ltd.	134	36
Fielmann AG	370	27
Forbo Holding AG Registered Shares	18	21
Galaxy Entertainment Group Ltd.	2,090	6
Genting Singapore plc	14,500	8
Geox SPA	2,172	7
Global Brands Group Holding Ltd.(2)	72,000	6
Harvey Norman Holdings Ltd.	6,150	21
Heiwa Corp.	1,850	37
Hennes & Mauritz AB Class B	327	10
Hermes International SA	38	14
Hikari Tsushin, Inc.	445	37
Inditex SA	441	15
Jardine Cycle & Carriage Ltd.	318	9
JCDecaux SA	365	12
Kering	83	13
L’Occitane International SA	7,000	14
Li & Fung Ltd.	13,700	7
Luxottica Group S.p.A	138	7

	SHARES	VALUE
Consumer Discretionary—(continued)
LVMH Moet Hennessy Louis Vuitton SA	88	$13
M6-Metropole Television SA	812	14
Man Wah Holdings Ltd.	4,300	6
Mediaset S.p.A.	1,781	6
Mekonomen AB	457	10
Melco Crown Entertainment Ltd. ADR	458	6
Melco International Development Ltd.	6,400	6
Melia Hotels International SA	1,245	13
Merlin Entertainment plc(3)	7,318	43
MGM China Holdings Ltd.	4,800	6
Moncler SPA	433	7
Nitori Co., Ltd.	335	41
Numericable-SFR	504	13
Ocado Group plc(2)(4)	12,662	39
Osim International Ltd.	7,300	8
Plastic Omnium SA	429	12
Prada S.p.A	2,200	7
Premier Investments Ltd.	1,912	21
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	534	3
Publicis Groupe SA	203	14
Rakuten, Inc.	3,600	39
Royal Caribbean Cruises Ltd.	70	5
Salvatore Ferragamo S.p.A	337	7
Sands China Ltd.	1,900	6
Sankyo Co., Ltd.	1,010	38
Sega Sammy Holdings, Inc.	3,140	34
Seven West Media Ltd.	24,653	20
Shangri-La Asia Ltd.	6,100	6
Shimanura Co., Ltd.	267	40
SJM Holdings Ltd.	10,500	6
Sodexo	135	14
Sports Direct International plc(2)	8,085	35
Start Today Co., Ltd.	725	38
Steinhoff International Holdings NV	4,544	26
Swatch Group AG (The)	76	22
Techtronics Industries Co., Ltd.	1,500	6
Television Francaise 1	1,144	12
Tod’s S.p.A	120	6
Universal Entertainment Corp.(2)	1,670	35
Vivendi	788	15
Wynn Macau Ltd.	4,400	6

See Notes to Schedules of Investments

1

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Yue Yuen Industrial Holdings Ltd.	1,650	$7

		1,488

Consumer Staples—12.9%
AAK AB	139	10
Anheuser-Busch InBev N.V.	439	58
Associated British Foods plc	1,071	39
Axfood AB	539	10
Barry Callebaut AG	19	23
Beiersdorf AG	296	28
Carrefour SA	547	13
Casino Guichard Perrachon SA	251	14
Cosmos Pharmaceutical Corp.	185	37
Davide Campari-Milano S.p.A	775	8
First Resources Ltd.	6,500	8
Golden Agri-Resources Ltd.	29,600	8
Heineken Holding NV	437	35
Henkel AG & KGaA	262	28
Jeronimo Martins SPGS SA	227	4
Kose Corp.	433	36
L’Oreal SA	76	15
Marine Harvest ASA	342	6
MARR SpA	402	8
Metro AG	841	26
Orkla ASA	661	6
Pernod-Ricard SA	133	15
Pola Orbis Holdings, Inc.	420	39
Rallye SA	810	14
Remy Cointreau SA	172	15
Sonae SGPS SA	4,126	3
Sugi Holdings Co., Ltd.	660	37
Sundrug Co., Ltd.	400	38
Suntory Beverage & Food Ltd	775	35
Unicharm Corp.	1,710	38
Wilmar International Ltd.	3,100	7

		661

Energy—3.8%
Akastor ASA(2)	5,359	6
Aker Solutions ASA(2)	1,378	6
Avance Gas Holding Ltd.(3)	1,859	6
Brightoil Petroleum Holdings Ltd.	21,000	6
BW LPG Ltd.(3)	1,499	6
Delek Group Ltd.	34	7

	SHARES	VALUE
Energy—(continued)
Det Norske Oljeselskap ASA(2)	502	$6
Galp Energia SGPS SA	272	4
Genel Energy plc(2)	22,314	42
Petrofac Ltd.	4,129	43
Saras S.p.A	4,038	7
Seadrill Ltd.(2)(4)	1,691	5
Ship Finance International Ltd.	391	6
Tecnicas Reunidas SA	514	15
Tenaris SA ADR	259	7
Transocean Ltd.	2,063	25

		197

Financials—14.0%
Abacus Property Group	8,871	21
ACOM Co. Ltd.(2)	7,500	36
Ashmore Group plc	10,392	41
Assicurazioni Generali S.p.A	506	6
Banca Mediolanum SPA	996	7
Banco Santander SA	3,268	13
Bank Hapoalim BM	1,239	6
Bank of East Asia Ltd.	1,600	6
Bankinter SA	2,112	14
Champion REIT	11,800	7
Cheung Kong Property Holdings Ltd.	950	6
China LNG Group Ltd.	188,000	6
City Developments Ltd.	1,200	7
Emperor International Group Ltd.	72,000	6
First Pacific Co., Ltd.	9,300	7
Fonciere Des Regions	159	14
Fortune REIT	5,400	6
Goldin Financial Holdings Ltd.(2)	9,800	6
Groupe Bruxelles Lambert SA	675	55
Hang Lung Group Ltd.	2,150	6
Hang Lung Properties Ltd.	3,200	6
Henderson Land Development Co., Ltd.	1,111	6
Hongkong Land Holdings Ltd.	1,300	8
Hufvudstaden AB A Shares	627	10
Hysan Development Co. Ltd.	1,450	6
Industrivarden AB A Shares	554	10
Inmobiliaria Colonial SA	19,637	14
Intu Properties plc	10,079	39
Kerry Properties Ltd.	2,600	6
Kingston Financial Group Ltd.(2)	13,000	6

See Notes to Schedules of Investments

2

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Lundbergforetagen AB Class B	176	$10
Matsui Securities Co., Ltd.	4,200	35
New World Development Co., Ltd.	6,500	7
Oversea-Chinese Banking Corp.	1,200	8
Pargesa Holding SA	347	23
Partners Group Holding AG	52	22
Platinum Asset Management Ltd.	4,498	20
Reinet Investments SCA	19,713	47
Scentre Group	6,033	22
Schroders plc	1,196	38
Sino Land Co., Ltd.	4,000	7
Sun Hung Kai Properties Ltd.	550	7
Svenska Handelsbanken AB Class A	782	10
United Overseas Bank Ltd.	585	8
United Overseas Land Ltd.	1,920	8
Wendel	131	14
Westfield Corp.	2,656	21
Wharf Holdings Ltd. (The)	1,120	7
Wheelock & Co., Ltd.	1,405	7
Yanlord Land Group Ltd.	9,250	8

		716

Health Care—4.9%
BioMerieux	112	15
Cyberdyne Inc.(2)(4)	1,650	37
DiaSorin S.p.A	123	7
Eurofins Scientific SE	39	14
Galenica AG Registered Shares	17	23
Getinge AB B Shares	480	10
Ipsen SA	239	15
Meda AB A Shares	533	10
Rhoen-Klinikum AG	919	27
Roche Holding AG	90	24
Straumann Holding AG	59	23
Taisho Pharmaceutical Holdings Co., Ltd.	370	39
Taro Pharmaceutical Industries Ltd.(2)	45	7

		251

Industrials—13.3%
Abertis Infraestructuras SA	994	15
ACS Actividades de Construccion y Servicios SA	480	13
Alfa Laval AB	623	10
Alstom SA(2)	594	14
ANDRITZ AG	551	26

	SHARES	VALUE
Industrials—(continued)
Assa Abloy AB B Shares	484	$10
Bollore SA	4,157	14
Bouygues SA	456	13
Cargotec Oyj B Shares	708	29
Cheung Kong Infrastructure Holdings Ltd.	650	6
CK Hutchison Holdings Ltd.	550	6
Dassault Aviation SA	13	13
easyJet plc	2,044	30
Ferrovial SA	722	14
Fomento de Construcciones y Contratas SA(2)	1,793	15
Indutrade AB	483	10
Jardine Matheson Holdings Ltd.	133	8
Jardine Strategic Holdings Ltd.	268	8
Kloeckner & Co. AG(2)	2,129	23
Kone Oyj Class B	636	29
Kuehne & Nagel International AG	163	23
Nidec Corp.	480	36
Noble Group Ltd.(2)	93,300	14
Nordex SE(2)	900	26
NWS Holdings Ltd.	4,000	6
Obrascon Huarte Lain SA	3,235	11
OC Oerlikon Corp. AG Registered Shares	2,551	22
Orient Overseas International Ltd.	1,800	6
Prosegur Cia de Seguridad SA	2,517	15
Regus plc	10,121	39
Rieter Holding AG	107	22
Ryanair Holdings plc-SP ADR	563	39
Salini Impregilo S.p.A	2,341	7
Securitas AB Class B	655	10
Seven Group Holdings Ltd.	5,103	23
SGL Carbon SE(2)	2,249	25
SGS SA Registered Shares	10	23
Skanska AB Class B	463	10
Sulzer AG	252	22

		685

Information Technology—11.4%
Check Point Software Technologies Ltd.(2)	79	6
COLOPL, Inc.	1,760	35
Dassault Systemes	187	14
Gree, Inc.(2)	6,500	37
GungHo Online Entertainment, Inc.(4)	12,600	34
Hexagon AB B Shares	258	10

See Notes to Schedules of Investments

3

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Keyence Corp.	55	$38
Konami Corp.	965	37
Lenovo Group Ltd.	10,400	6
Mixi, Inc.	900	37
Nexon Co., Ltd.	2,390	35
Obic Business Consultants Co., Ltd.	805	36
Obic Co., Ltd.	691	38
Otsuka Corp.	800	37
Renishaw plc	1,463	43
SAP SE	340	26
Silverlake Axis Ltd.	21,600	8
Square Enix Holdings Co., Ltd.	1,135	36
Tower Semiconductor Ltd.(2)	535	7
United Internet AG Registered Shares	610	25
VTech Holdings Ltd.	572	6
Yahoo Japan Corp.	8,000	36

		587

Materials—7.1%
APERAM SA	928	33
ArcelorMittal(2)	6,853	31
EMS-Chemie Holding AG	46	24
Evolution Mining Ltd.	12,544	22
Fortescue Metals Group Ltd.	8,735	23
Frutarom Industries Ltd.	144	7
Glencore International plc	21,268	44
HeidelbergCement AG	324	24
Hexpol AB	963	10
Holcim Ltd. Registered Shares	529	22
Holmen AB B Shares	311	10
Imerys SA	211	13
Israel Corp. Ltd. (The)	37	6
OCI NV(2)	2,370	32
Pact Group Holdings Ltd.	4,918	22
Vicat	238	13
Wacker Chemie AG	283	25

		361

Telecommunication Services—2.6%
HKT Trust & HKT Ltd.	4,300	6
Iliad SA	69	14
PCCW Ltd.	9,500	6
Smartone Telecommunications Holdings Ltd.	3,700	7
Softbank Corp.	656	37

	SHARES	VALUE
Telecommunication Services—(continued)
Talktalk Telecom Group plc	14,137	$41
TPG Telecom Ltd.	2,460	22

		133

Utilities—0.9%
CLP Holdings Ltd.	639	6
Engie SA	879	14
Hong Kong & China Gas Co., Ltd.	3,685	7
Kenon Holdings Ltd.(2)	641	7
Rubis SCA	184	14

		48

TOTAL COMMON STOCKS (Identified Cost $5,258)		5,127

RIGHTS—0.0%
Energy—0.0%
Noble Group Ltd. Exp 07/20/16(2)	20,700	2

TOTAL RIGHTS (Identified Cost $4)		2

TOTAL LONG TERM INVESTMENTS—99.9% (Identified Cost $5,262)		5,129

SECURITIES LENDING COLLATERAL—2.4%
INVESCO Trust Short -Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.430%)(5)(6)	121,553	122

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $122)		122

TOTAL INVESTMENTS—102.3% (Identified Cost $5,384)		5,251	(1)
Other assets and liabilities, net—(2.3)%		(116)

NET ASSETS—100.0%		$5,135

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedules of Investments

4

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $55 or 1.1% of net assets.

(4)	All or a portion of security is on loan.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.
(7)	Amounts are less than $500 (not reported in 000s).

See Notes to Schedules of Investments

5

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	26%
United Kingdom	14
France	9
Germany	8
Switzerland	8
Australia	6
Hong Kong	5
Other	24

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$5,127	$394	$4,733
Rights	2	—	2
Securities Lending Collateral	122	122	—

Total Investments	$5,251	$516	$4,735

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $2,671 were transferred from Level 1 to Level 2, and securities held by the Fund with an end of period value of $8 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 1A in the Notes to Schedules of Investments for more information.)

VIRTUS LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—98.8%
iShares S&P 100 Index Fund(2)(3)	40,250	$3,739

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,231)		3,739

	CONTRACTS	VALUE
PURCHASED OPTIONS—0.1%
Call Option—0.1%
CBOE Volatility Index expiration 07/20/16 strike price $27	84	3

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $10)		3

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $3,241)		3,742	(1)

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.9% (Identified Cost $3,241)		3,742	(1)

WRITTEN OPTIONS—(0.1)%
Call Option—(0.1)%
S&P 500® Index expiration 07/29/16 strike price $2180	17	(3)

TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $3)		(3)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.8% (Identified Cost $3,238)		3,739	(1)
Other assets and liabilities, net—1.2%		45

NET ASSETS—100.0%		$3,784

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$3,739	$3,739
Purchased Options	3	3

Total Investments before Written Option	$3,742	$3,742

Written Options	$(3)	$(3)

Total Investments Net of Written Option	$3,739	$3,739

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—36.0%
Consumer Discretionary—8.2%
Advance Auto Parts, Inc.	771	$125
Amazon.com, Inc.(2)	911	652
AutoNation, Inc.(2)	833	39
AutoZone, Inc.(2)	331	263
CarMax, Inc.(2)	2,226	109
Chipotle Mexican Grill, Inc.(2)	135	54
Comcast Corp. Class A	10,041	655
Darden Restaurants, Inc.	490	31
Dollar General Corp.	2,600	244
Dollar Tree, Inc.(2)	2,210	208
Expedia, Inc.	285	30
Gap, Inc. (The)	1,665	35
Genuine Parts Co.	8,813	892
Hasbro, Inc.	4,624	388
Home Depot, Inc. (The)	4,754	607
Horton (D.R.), Inc.	7,590	239
Interpublic Group of Cos., Inc. (The)	17,642	408
L Brands, Inc.	2,157	145
Leggett & Platt, Inc.	4,128	211
Lennar Corp. Class A	4,136	191
Lowe’s Cos., Inc.	3,514	278
Mattel, Inc.	14,312	448
McDonald’s Corp.	3,124	376
Mohawk Industries, Inc.(2)	1,927	366
Netflix, Inc.(2)	1,084	99
Newell Rubbermaid, Inc.	13,092	636
NIKE, Inc. Class B	13,728	758
O’Reilly Automotive, Inc.(2)	1,069	290
Omnicom Group, Inc.	7,905	644
Priceline Group, Inc. (The)(2)	130	162
PulteGroup, Inc.	7,333	143
Ross Stores, Inc.	3,269	185
Starbucks Corp.	4,990	285
Target Corp.	5,703	398
Time Warner, Inc.	1,666	123
TJX Cos., Inc. (The)	5,603	433
TripAdvisor, Inc.(2)	237	15
Twenty-First Century Fox, Inc. Class A	2,436	66
Twenty-First Century Fox, Inc. Class B	894	24
Urban Outfitters, Inc.(2)	563	16
Viacom, Inc. Class B	729	30

	SHARES	VALUE
Consumer Discretionary—(continued)
Walt Disney Co. (The)	3,173	$310
Wynn Resorts Ltd.	9,699	879
Yum! Brands, Inc.	1,503	125

		12,615

Consumer Staples—4.5%
Altria Group, Inc.	5,738	396
Brown-Forman Corp. Class B	2,483	248
Campbell Soup Co.	992	66
Coca-Cola Co. (The)	9,615	436
ConAgra Foods, Inc.	2,246	107
Constellation Brands, Inc. Class A	4,196	694
CVS Health Corp.	3,349	321
Dr. Pepper Snapple Group, Inc.	493	48
General Mills, Inc.	2,925	209
Hershey Co. (The)	782	89
Hormel Foods Corp.	1,544	56
J.M. Smucker Co. (The)	401	61
Kellogg Co.	1,044	85
Kraft Heinz Co.(The)	2,836	251
McCormick & Co., Inc.	611	65
Mead Johnson Nutrition Co.	904	82
Molson Coors Brewing Co. Class B	9,868	998
Mondelez International, Inc. Class A	7,765	353
Monster Beverage Corp.(2)	350	56
PepsiCo, Inc.	3,532	374
Philip Morris International, Inc.	4,625	470
Reynolds American, Inc.	3,906	211
SYSCO Corp.	20,265	1,028
Tyson Foods, Inc. Class A	1,126	75
Walgreens Boots Alliance, Inc.	2,628	219

		6,998

Energy—0.3%
Marathon Petroleum Corp.	2,876	109
Phillips 66	2,559	203
Tesoro Corp.	661	50
Valero Energy Corp.	2,594	132

		494

Financials—4.9%
Allstate Corp. (The)	3,188	223
American Tower Corp.	2,204	250
AON plc	3,135	342

See Notes to Schedules of Investments

1

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Apartment Investment & Management Co. Class A	1,526	$67
AvalonBay Communities, Inc.	1,397	252
CHUBB Ltd.	3,485	456
Cincinnati Financial Corp.	1,153	86
CME Group, Inc.	1,708	166
Crown Castle International Corp.	1,744	177
Equinix, Inc.	361	140
Equity Residential	3,701	255
Essex Property Trust, Inc.	662	151
Extra Space Storage, Inc.	734	68
Federal Realty Investment Trust	841	139
Four Corners Property Trust, Inc.	90	2
General Growth Properties, Inc.	6,390	191
HCP, Inc.	5,646	200
Intercontinental Exchange, Inc.	607	155
Iron Mountain, Inc.	1,026	41
Kimco Realty Corp.	4,255	134
Macerich Co. (The)	1,345	115
Marsh & McLennan Cos., Inc.	5,886	403
Moody’s Corp.	857	80
NASDAQ OMX Group, Inc. (The)	583	38
Progressive Corp. (The)	4,722	158
Prologis, Inc.	17,563	861
Public Storage	776	198
Realty Income Corp.	2,713	188
S&P Global, Inc.	1,357	146
Simon Property Group, Inc.	2,597	563
Travelers Cos., Inc. (The)	2,306	275
UDR, Inc.	2,484	92
Ventas, Inc.	4,264	310
Welltower, Inc.	3,128	238
Weyerhaeuser Co.	4,225	126
Willis Towers Watson plc	1,517	189
XL Group plc	2,328	78

		7,553

Health Care—3.6%
Abbott Laboratories	3,281	129
Aetna, Inc.	1,077	132
Agilent Technologies, Inc.	2,695	120
Allergan plc(2)	241	56
AmerisourceBergen Corp.	1,139	90

	SHARES	VALUE
Health Care—(continued)
Anthem, Inc.	883	$116
Bard (C.R.), Inc.	145	34
Baxter International, Inc.	1,073	49
Becton, Dickinson & Co.	483	82
Boston Scientific Corp.(2)	3,271	76
Bristol-Myers Squibb Co.	958	70
Cardinal Health, Inc.	1,922	150
Cigna Corp.	836	107
Danaher Corp.	1,460	147
DENTSPLY SIRONA, Inc.	16,405	1,018
Edwards Lifesciences Corp.(2)	506	50
Eli Lilly & Co.	565	44
Endo International plc(2)	138	2
HCA Holdings, Inc.(2)	4,843	373
Henry Schein, Inc.(2)	478	84
Humana, Inc.	472	85
Illumina, Inc.(2)	1,173	165
Intuitive Surgical, Inc.(2)	81	54
Johnson & Johnson	1,611	195
Mallinckrodt plc(2)	73	4
McKesson Corp.	1,339	250
Medtronic plc	3,049	265
Merck & Co., Inc.	1,620	93
Mylan NV(2)	244	11
Patterson Cos., Inc.	482	23
PerkinElmer, Inc.	919	48
Perrigo Co. plc	94	9
Pfizer, Inc.	3,577	126
Shire plc ADR	1	—
St. Jude Medical, Inc.	530	41
Stryker Corp.	708	85
Thermo Fisher Scientific, Inc.	3,072	454
UnitedHealth Group, Inc.	3,037	429
Universal Health Services, Inc. Class B	1,415	190
Varian Medical Systems, Inc.(2)	191	16
Waters Corp.(2)	578	81
Zimmer Biomet Holdings, Inc.	417	50
Zoetis, Inc.	266	13

		5,616

Industrials—4.0%
3M Co.	1,727	302
Allegion plc	5,166	359

See Notes to Schedules of Investments

2

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Avery Dennison Corp.	1,180	$88
Boeing Co. (The)	1,200	156
Cintas Corp.	9,248	907
Dover Corp.	1,148	80
Dun & Bradstreet Corp.	617	75
Equifax, Inc.	2,108	271
Flowserve Corp.	990	45
General Dynamics Corp.	557	78
General Electric Co.	19,475	613
Honeywell International, Inc.	1,512	176
Illinois Tool Works, Inc.	2,271	237
Ingersoll-Rand plc	1,798	114
L-3 Communications Holdings, Inc.	144	21
Lockheed Martin Corp.	470	117
Masco Corp.	18,070	559
Nielsen Holdings plc	6,479	337
Northrop Grumman Corp.	320	71
Parker Hannifin Corp.	961	104
Pentair plc	1,154	67
Raytheon Co.	612	83
Republic Services, Inc.	4,604	236
Rockwell Collins, Inc.	164	14
Roper Technologies, Inc.	247	42
Snap-On, Inc.	389	61
Stanley Black & Decker, Inc.	1,045	116
Stericycle, Inc.(2)	1,633	170
Textron, Inc.	442	16
United Technologies Corp.	1,527	157
Waste Management, Inc.	7,814	518
Xylem, Inc.	1,158	52

		6,242

Information Technology—4.4%
Activision Blizzard, Inc.	7,719	306
Adobe Systems, Inc.(2)	2,955	283
Akamai Technologies, Inc.(2)	500	28
Alliance Data Systems Corp.(2)	91	18
Alphabet, Inc. Class A(2)	520	366
Alphabet, Inc. Class C(2)	540	374
Amphenol Corp. Class A	2,250	129
Analog Devices, Inc.	484	27
Applied Materials, Inc.	17,782	426
Autodesk, Inc.(2)	1,264	69

	SHARES	VALUE
Information Technology—(continued)
Automatic Data Processing, Inc.	633	$58
Broadcom Ltd.	657	102
CA, Inc.	731	24
Citrix Systems, Inc.(2)	978	78
Corning, Inc.	24,040	492
eBay, Inc.(2)	2,765	65
Electronic Arts, Inc.(2)	4,752	360
Facebook, Inc. Class A(2)	2,423	277
Fidelity National Information Services, Inc.	379	28
First Solar, Inc.(2)	224	11
Fiserv, Inc.(2)	308	34
Intel Corp.	8,563	281
Intuit, Inc.	1,634	182
KLA-Tencor Corp.	2,546	187
Lam Research Corp.	2,514	211
Linear Technology Corp.	330	15
MasterCard, Inc. Class A	1,317	116
Microchip Technology, Inc.	297	15
Micron Technology, Inc.(2)	1,325	18
Microsoft Corp.	11,980	613
NVIDIA Corp.	802	38
Oracle Corp.	6,052	248
Paychex, Inc.	431	26
PayPal Holdings, Inc.(2)	1,488	54
Qorvo, Inc.(2)	281	16
QUALCOMM, Inc.	2,558	137
Red Hat, Inc.(2)	245	18
salesforce.com, Inc.(2)	3,767	299
Skyworks Solutions, Inc.	368	23
Symantec Corp.	969	20
Texas Instruments, Inc.	1,745	109
Total System Services, Inc.	240	13
VeriSign, Inc.(2)	160	14
Verisk Analytics, Inc.(2)	2,790	226
Visa, Inc. Class A	2,598	193
Western Union Co. (The)	685	13
Xerox Corp.	1,274	12
Xilinx, Inc.	307	14
Yahoo!, Inc.(2)	2,485	93

		6,759

Materials—3.6%
Alcoa, Inc.	79,119	733

See Notes to Schedules of Investments

3

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Dow Chemical Co. (The)	7,193	$358
Du Pont (E.I.) de Nemours & Co.	5,734	372
Eastman Chemical Co.	971	66
Ecolab, Inc.	1,654	196
Freeport-McMoRan Copper & Gold, Inc.	51,210	570
International Flavors & Fragrances, Inc.	494	62
International Paper Co.	5,396	229
Martin Marietta Materials, Inc.	2,329	447
Newmont Mining Corp.	34,498	1,349
PPG Industries, Inc.	1,681	175
Sealed Air Corp.	2,565	118
Sherwin-Williams Co. (The)	486	143
Vulcan Materials Co.	4,696	565
Westrock Co.	3,362	131

		5,514

Telecommunication Services—0.6%
AT&T, Inc.	10,473	452
CenturyLink, Inc.	1,079	31
Frontier Communications Corp.	3,167	16
Verizon Communications, Inc.	6,696	374

		873

Utilities—1.9%
AGL Resources, Inc.	13,563	895
Ameren Corp.	1,028	55
American Electric Power Co., Inc.	1,261	88
CenterPoint Energy, Inc.	1,716	41
CMS Energy Corp.	1,206	55
Consolidated Edison, Inc.	1,116	90
Dominion Resources, Inc.	2,482	194
DTE Energy Co.	730	72
Duke Energy Corp.	1,851	159
Edison International	747	58
Entergy Corp.	436	36
Eversource Energy	858	51
Exelon Corp.	2,620	95
FirstEnergy Corp.	948	33
NextEra Energy, Inc.	1,245	162
NiSource, Inc.	1,469	39
PG&E Corp.	1,979	127
Pinnacle West Capital Corp.	246	20
PPL Corp.	1,732	65
Public Service Enterprise Group, Inc.	1,910	89

	SHARES	VALUE
Utilities—(continued)
SCANA Corp.	489	$37
Sempra Energy	1,001	114
Southern Co.	2,534	136
TECO Energy, Inc.	1,148	32
WEC Energy Group, Inc.	1,130	74
XCEL Energy, Inc.	1,229	55

		2,872

TOTAL COMMON STOCKS (Identified Cost $50,957)		55,536

EXCHANGE-TRADED FUNDS(3)—52.3%
iShares 20+ Year Treasury Bond Fund	135,843	18,869
iShares Dow Jones U.S. Real Estate Index Fund	63,797	5,250
iShares iBoxx $ High Yield Corporate Bond Fund	107,257	9,084
iShares iBoxx $ Investment Grade Corporate Bond Fund	75,400	9,254
iShares JPMorgan Emerging Markets Bond Index Fund	82,770	9,531
iShares MSCI Brazil Index Fund	169,303	5,101
iShares MSCI Hong Kong Index Fund	229,434	4,492
iShares MSCI India Index Fund	165,508	4,621
iShares MSCI South Korea Index Fund	86,714	4,515
iShares MSCI Taiwan Index Fund	329,205	4,625
PowerShares DB Gold Fund(2)	123,272	5,322

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $75,853)		80,664

TOTAL LONG TERM INVESTMENTS—88.3% (Identified Cost $126,810)		136,200

SHORT-TERM INVESTMENT—10.1%
Money Market Mutual Fund—10.1%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(3)	15,640,602	15,641

TOTAL SHORT-TERM INVESTMENT (Identified Cost $15,641)		15,641

TOTAL INVESTMENTS—98.4% (Identified Cost $142,451)		151,841	(1)
Other assets and liabilities, net—1.6%		2,487

NET ASSETS—100.0%		$154,328

See Notes to Schedules of Investments

4

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

See Notes to Schedules of Investments

5

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	90%
India	3
Korea	3
Taiwan	3
Ireland	1

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$55,536	$55,536
Exchange-Traded Funds	80,664	80,664
Short-Term Investment	15,641	15,641

Total Investments	$151,841	$151,841

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.2%
Illinois—0.1%
Chicago Wastewater Transmission Taxable Revenue 5.180%, 1/1/27	$250		$273

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	145		140

Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	325		274

TOTAL MUNICIPAL BONDS (Identified Cost $709)			687

FOREIGN GOVERNMENT SECURITIES—11.6%
Argentine Republic
144A 6.875%, 4/22/21(3)	300		320
144A 7.500%, 4/22/26(3)	755		818
Series NY, 8.280%, 12/31/33	1,570		1,756
144A 7.125%, 7/6/36(3)	735		755
144A 7.625%, 4/22/46(3)	370		400
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	216		109
RegS 7.750%, 10/13/19(4)	202		91
RegS 8.250%, 10/13/24(4)	1,110		469
RegS 7.650%, 4/21/25(4)	1,500		619
9.250%, 9/15/27	360		175
9.375%, 1/13/34	2,145		938
City of Buenos Aires 144A 7.500%, 6/1/27(3)	365		380
Federative Republic of Brazil
8.500%, 1/5/24	1,690	BRL	459
Treasury Note Series F 10.000%, 1/1/25	1,880	BRL	526
10.250%, 1/10/28	250	BRL	73
5.625%, 1/7/41	670		652
Hungary 6.375%, 3/29/21	630		717
Mongolia 144A 5.125%, 12/5/22(3)	825		680
Provincia de Buenos Aires Argentina
144A 9.125%, 3/16/24(3)	730		805
144A 7.875%, 6/15/27	1,180		1,215
Republic of Angola 144A 9.500%, 11/12/25(3)	275		274
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	880		890
Republic of Chile 5.500%, 8/5/20	474,000	CLP	758

	PAR VALUE		VALUE
Republic of Colombia
4.375%, 3/21/23	$1,867,000	COP	$545
9.850%, 6/28/27	1,685,000	COP	690
Republic of Costa Rica
144A 4.375%, 4/30/25(3)	795		749
144A 7.000%, 4/4/44(3)	200		200
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	905		876
Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,405		1,279
Republic of Ghana RegS 10.750%, 10/14/30(4)	875		922
Republic of Guatemala 144A 4.500%, 5/3/26(3)	735		749
Republic of Indonesia Series FR56, 8.375%, 9/15/26	12,313,000	IDR	989
Republic of Iraq RegS 5.800%, 1/15/28(4)	610		467
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	245		268
Republic of Peru 4.125%, 8/25/27	650		715
Republic of South Africa Series R203, 8.250%, 9/15/17	3,690	ZAR	252
Series R208, 6.750%, 3/31/21	11,230	ZAR	717
4.875%, 4/14/26	1,245		1,292
Republic of Sri Lanka 144A 6.850%, 11/3/25(3)	800		783
Republic of Turkey
9.000%, 3/8/17	1,250	TRY	437
6.250%, 9/26/22	515		582
4.875%, 10/9/26	275		290
Russian Federation 144A 7.850%, 3/10/18(3)	60,000	RUB	917
State of Qatar 144A 3.250%, 6/2/26(3)	480		490
Sultanate of Oman 144A 4.750%, 6/15/26(3)	1,170		1,158
Turkey Government International Bond 4.875%, 4/16/43	945		923
Ukraine 144A 7.750%, 9/1/26(3)	850		805
United Mexican States 4.750%, 3/8/44	1,014		1,093
United Mexican States, Series M, 6.500%, 6/9/22	38,590	MXN	2,207

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $37,324)			34,274

MORTGAGE-BACKED SECURITIES—15.2%
Agency—3.5%
FNMA
3.000%, 4/1/43	1,528		1,589
3.000%, 5/1/43	785		816
3.000%, 6/1/43	2,186		2,273
3.000%, 7/1/43	1,589		1,652
4.000%, 10/1/44	1,360		1,460

See Notes to Schedules of Investments

1

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
3.500%, 9/1/45	$2,249	$2,373

		10,163

Non-Agency—11.7%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	915	980
15-SFR2, C 144A 4.691%, 10/17/45(3)	805	856
15-SFR1, A 144A 3.467%, 4/17/52(3)	685	725
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.198%, 6/25/33(2)	1,135	1,081
Banc of America Funding Trust
05-1, 1A1 5.500%, 2/25/35	430	430
06-2, 3A1 6.000%, 3/25/36	216	215
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	437	466
04-24CB, 1A1 6.000%, 11/25/34	99	100
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1, AF5A 5.147%, 7/25/35(2)	1,030	1,019
05-12, 2A4 5.575%, 2/25/36(2)	540	537
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	1,260	1,317
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	271	269
15-A, A1 144A 3.500%, 6/25/58(2)(3)	773	796
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(3)	651	663
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	600	621
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(2)	939	845
Credit Suisse Mortgage Trust
06-08 3A1 6.000%, 10/25/21	507	486
15-1 A9 144A 3.500%, 5/25/45(2)(3)	792	815
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.549%, 8/10/44(2)(3)	860	889
Finnish Real Estate Management Federation Mortgage Trust 15-K 720 144A 3.506%, 7/25/22(2)(3)	380	360
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	600	607

	PAR VALUE	VALUE
Non-Agency—(continued)
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	$306	$309
GSR Mortgage Loan Trust 06-1F, 2A406 - 1F, 2A4 6.000%, 2/25/36	385	335
Home Equity Loan Trust
03-HS3, AI4 5.550%, 9/25/33(2)	206	210
07-HSA3, AI4 6.110%, 6/25/37(2)	1,481	1,459
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	447	446
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PWR15, AMFX, 144A 5.363%, 2/11/44(3)	255	240
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	675	711
07-LDPX, AM 5.464%, 1/15/49(2)	676	665
JPMorgan Chase Mortgage Finance Corp. 16-1, M2 144A 3.750%, 4/25/45(2)(3)	630	639
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.104%, 2/25/35(2)	546	495
MASTR Alternative Loan Trust
04-6, 7A1 6.000%, 7/25/34	1,163	1,148
05-2, 2A1 6.000%, 1/25/35	478	494
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	590	619
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	340	344
Morgan Stanley - Bank of America (Merrill Lynch) Trust 15-C26,C 4.558%, 10/15/48(2)	840	849
Morgan Stanley Capital I Trust 07-IQ14, AM 5.865%, 4/15/49(2)	925	924
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(3)	1,080	1,076
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	253	250
Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	429	431
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	1,081	1,103
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	707	708
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	295	305

See Notes to Schedules of Investments

2

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
14-4, A6, 144A 3.500%, 11/25/44(2)(3)	$702	$721
15-1, A1 144A 3.500%, 1/25/45(2)(3)	797	819
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	555	560
15-5, A2, 144A 3.500%, 5/25/55(2)(3)	690	703
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	587	585
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	610	604
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	565	559
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	875	911
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.847%, 11/15/44(2)(3)	645	705
WinWater Mortgage Loan Trust 16-1A5, 144A 3.500%, 1/20/46(2)(3)	536	548

		34,552

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $44,272)		44,715

ASSET-BACKED SECURITIES—4.0%
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(3)	1,316	1,310
15-1A, C 144A 3.580%, 6/15/21(3)	2,160	2,116
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	378	388
Exeter Automobile Receivables Trust
15-A1, C 144A 4.100%, 12/15/20(3)	900	892
15-3A, D 144A 6.550%, 10/17/22(3)	840	826
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	533	543
Flagship Credit Auto Trust 14-1, E 144A 5.710%, 8/16/21(3)	665	652
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	1,110	1,132
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	545	542
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	217	222
LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	555	543

	PAR VALUE	VALUE
LEAF Receivables Funding 11 LLC 16-1, E2 11 144A 6.000%, 6/15/24(3)	$290	$268
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	941	910
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	186	192
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	1,102	1,136

TOTAL ASSET-BACKED SECURITIES (Identified Cost $11,710)		11,672

CORPORATE BONDS AND NOTES—54.2%
Consumer Discretionary—8.0%
Aramark Services, Inc. 144A 4.750%, 6/1/26(3)	405	398
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	775	799
Beazer Homes USA, Inc. 5.750%, 6/15/19	472	432
Boyd Gaming Corp. 6.875%, 5/15/23	415	444
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	185	176
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(16)	535	496
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	320	322
Caesars Growth Properties Finance, Inc. 9.375%, 5/1/22	495	463
CCO Holdings LLC
144A 5.125%, 5/1/23(3)	390	395
144A 5.750%, 2/15/26(3)	625	645
144A 5.500%, 5/1/26(3)	275	280
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	275	263
144A 5.125%, 12/15/21(3)	655	625
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	320	294
Series B 7.625%, 3/15/20	930	890
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	200	212
Dana Financing Luxembourg S.a.r.l. 144A 6.500%, 6/1/26(3)	230	224
DISH DBS Corp. 144A 7.750%, 7/1/26(3)	40	41
Grupo Televisa SAB 4.625%, 1/30/26	825	892
Hanesbrands, Inc.

See Notes to Schedules of Investments

3

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
144A 4.625%, 5/15/24(3)	$120	$121
144A 4.875%, 5/15/26(3)	250	252
International Game Technology plc 144A 6.250%, 2/15/22(3)	340	350
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	425	430
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	210	221
M/I Homes, Inc. 6.750%, 1/15/21	525	525
MDC Holdings, Inc. 5.500%, 1/15/24	860	856
Meritor, Inc. 6.750%, 6/15/21	715	672
MGM Growth Properties Operating Partnership LP 144A 5.625%, 5/1/24(3)	145	153
MGM Resorts International 6.000%, 3/15/23	490	518
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	585	626
MPG Holdco I, Inc. 7.375%, 10/15/22	830	822
New York University 4.142%, 7/1/48	545	561
Newell Rubbermaid, Inc. 144A 5.000%, 11/15/23(3)	135	142
Numericable Group SA
144A 6.000%, 5/15/22(3)	580	566
144A 7.375%, 5/1/26(3)	290	287
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	125	130
Penn National Gaming, Inc. 5.875%, 11/1/21	490	501
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	455	455
QVC, Inc. 5.125%, 7/2/22	240	259
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	510	525
Scientific Games International, Inc.
6.625%, 5/15/21	540	324
144A 7.000%, 1/1/22(3)	590	596
Signet UK Finance plc 4.700%, 6/15/24	895	874
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)	755	746
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	610	604
TI Group Auto Systems LLC 144A 8.750%, 7/15/23(3)	490	483
Toll Brothers Finance Corp.
5.625%, 1/15/24	175	182
4.875%, 11/15/25	1,100	1,092
TRI Pointe Group, Inc. 5.875%, 6/15/24	890	909
VTR Finance BV 144A 6.875%, 1/15/24(3)	600	600

		23,673

	PAR VALUE	VALUE
Consumer Staples—1.1%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	$545	$545
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	340	341
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	250	268
Safeway, Inc. 7.250%, 2/1/31	510	494
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	925	819
US Foods, Inc. 144A 5.875%, 6/15/24(3)	120	123
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	543	586

		3,176

Energy—12.1%
Afren plc 144A 11.500%, 2/1/17(3)(12)	464	4
Alberta Energy Co., Ltd. 8.125%, 9/15/30	330	367
Anadarko Petroleum Corp.
4.850%, 3/15/21	150	159
5.550%, 3/15/26	215	238
6.600%, 3/15/46	460	558
Antero Resources Corp. 5.625%, 6/1/23	490	478
Archrock Partners LP (Archrock Finance Corp.) 6.000%, 10/1/22	740	659
Bill Barrett Corp. 7.625%, 10/1/19	495	406
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	305	290
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	675	653
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	400	411
Cimarex Energy Co. 4.375%, 6/1/24	450	471
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	725	323
Concho Resources, Inc. 5.500%, 4/1/23	295	297
CONSOL Energy, Inc. 5.875%, 4/15/22	325	286
Continental Resources, Inc.
5.000%, 9/15/22	510	500
4.500%, 4/15/23	305	286
Ecopetrol S.A.
5.875%, 9/18/23	615	633
5.375%, 6/26/26	910	885
Enbridge Energy Partners LP 4.375%, 10/15/20	170	175
Encana Corp. 3.900%, 11/15/21	320	310
Energy Transfer Equity LP 5.875%, 1/15/24	885	865
EnQuest plc 144A 7.000%, 4/15/22(3)	885	552

See Notes to Schedules of Investments

4

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
EP Energy LLC (Everest Acquisition Finance, Inc.) 9.375%, 5/1/20	$420	$299
FTS International, Inc. 6.250%, 5/1/22	450	178
Gazprom OAO (Gaz Capital S.A.)
144A 3.850%, 2/6/20(3)(7)	1,115	1,128
144A 6.000%, 11/27/23(3)(7)	255	273
Gulfport Energy, Corp. 7.750%, 11/1/20	445	459
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	540	576
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	450	494
Kinder Morgan, Inc. 7.750%, 1/15/32	890	998
Laredo Petroleum, Inc. 7.375%, 5/1/22	610	615
Linn Energy LLC
6.500%, 5/15/19(12)	512	93
6.500%, 9/15/21(12)	155	27
Lukoil OAO International Finance BV
144A 7.250%, 11/5/19(3)	525	588
144A 4.563%, 4/24/23(3)	495	501
MPLX LP 144A 4.875%, 12/1/24(3)	1,390	1,355
Newfield Exploration Co. 5.625%, 7/1/24	785	785
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	925	846
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	1,105	1,114
Occidental Petroleum Corp.
3.400%, 4/15/26	30	32
4.400%, 4/15/46	430	475
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,063	197
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(12)	610	116
Parker Drilling Co. (The) 7.500%, 8/1/20	1,075	822
Parsley Energy LLC (Parsley Finance Corp.) 144A 6.250%, 6/1/24(3)	115	118
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	600	611
144A 6.000%, 5/3/42(3)	400	405
144A 5.625%, 5/20/43(3)	320	312
Petrobras Global Finance BV
5.375%, 1/27/21	830	766
8.375%, 5/23/21	170	176

	PAR VALUE		VALUE
Energy—(continued)
8.750%, 5/23/26	$420		$424
Petroleos de Venezuela SA
8.500%, 11/2/17	323		227
144A 6.000%, 5/16/24(3)	1,580		563
Petroleos Mexicanos
144A 6.875%, 8/4/26(3)	790		883
6.500%, 6/2/41	465		471
5.500%, 6/27/44	650		587
PHI, Inc. 5.250%, 3/15/19	360		335
QEP Resources, Inc.
6.875%, 3/1/21	445		452
5.250%, 5/1/23	350		324
Range Resources Corp. 5.000%, 3/15/23	835		787
Regency Energy Partners LP 5.000%, 10/1/22	1,010		1,036
Sabine Oil & Gas Corp. 7.250%, 6/15/19(12)	935		23
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	915		929
SM Energy Co. 6.125%, 11/15/22	320		296
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	400		433
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	1,790		1,786
TransCanada Trust 5.625%, 5/20/75(2)(6)	940		867
Transocean, Inc.
6.800%, 12/15/16	300		304
6.800%, 3/15/38	250		164
YPF S.A. 144A 8.500%, 3/23/21(3)	490		527

			35,583

Financials—13.0%
Akbank TAS 144A 7.500%, 2/5/18(3)	2,440	TRY	803
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	845		867
Ally Financial, Inc.
4.250%, 4/15/21	285		285
5.750%, 11/20/25	575		579
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	725		743
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425		466
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	1,095		1,200
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	395		422

See Notes to Schedules of Investments

5

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Banco Nacional de Comercio 144A 4.375%, 10/14/25(3)	$550		$574
Bancolombia S.A. 5.125%, 9/11/22	1,015		1,034
Bank of America Corp. 4.450%, 3/3/26	1,610		1,685
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	875		932
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	185,000	CLP	286
Citigroup, Inc.
4.600%, 3/9/26	580		613
6.250%, 12/29/49(2)	1,010		1,042
Citizens Financial Group, Inc. 5.500%, 12/29/49(2)	920		882
Compass Bank 3.875%, 4/10/25	900		864
Corporate Office Properties LP 3.600%, 5/15/23	950		924
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	1,090		1,063
Discover Financial Services, Inc. 3.950%, 11/6/24	1,250		1,284
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	915		842
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	605		592
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	925		947
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,160		1,372
FS Investment Corp. 4.750%, 5/15/22	200		204
General Motors Financial Co., Inc. 3.700%, 5/9/23	740		746
Genworth Holdings, Inc. 4.900%, 8/15/23	585		443
GrupoSura Finance SA 144A 5.500%, 4/29/26(3)	725		756
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	395		398
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
6.000%, 8/1/20	370		366
5.875%, 2/1/22	510		482
ICICI Bank Ltd. Dubai 144A 4.000%, 3/18/26(3)	230		234
ING Groep NV 6.000% (2)(5)(6)	865		815
iStar Financial, Inc. 5.000%, 7/1/19	940		881
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795		817
Leucadia National Corp. 5.500%, 10/18/23	575		585
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	300		200
Manulife Financial Corp. 4.150%, 3/4/26	710		760
Morgan Stanley
144A 10.090%, 5/3/17(3)	2,400	BRL	728

	PAR VALUE	VALUE
Financials—(continued)
4.350%, 9/8/26	$415	$434
MPT Operating Partnership LP 5.500%, 5/1/24	455	466
National Retail Properties, Inc. 4.000%, 11/15/25	260	276
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,315	1,371
Prudential Financial, Inc. 5.875%, 9/15/42(2)	1,430	1,546
Santander Bank NA 8.750%, 5/30/18	400	445
Sberbank of Russia Via SB Capital S.A. 144A 5.500%, 2/26/24(2)(3)(7)	450	444
Select Income REIT 4.500%, 2/1/25	900	885
Springleaf Finance Corp. 5.250%, 12/15/19	500	468
SunTrust Bank, Inc. 5.400%, 4/1/20	250	278
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	740	729
Trinity Acquisition plc
3.500%, 9/15/21	60	62
4.400%, 3/15/26	715	747
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	500	518
Voya Financial, Inc. 5.650%, 5/15/53(2)	870	821

		38,206

Health Care—4.3%
AbbVie, Inc. 4.450%, 5/14/46	1,150	1,167
Alere, Inc. 144A 6.375%, 7/1/23(3)	345	361
Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(3)(10)	155	155
Community Health Systems, Inc. 6.875%, 2/1/22	525	462
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	175	150
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	710	591
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	565	572
Endo Finance LLC 144A 5.875%, 1/15/23(3)	660	576
HCA, Inc.
6.500%, 2/15/20	715	793
5.375%, 2/1/25	435	447
5.250%, 6/15/26	275	285
IASIS Healthcare LLC 8.375%, 5/15/19	545	526
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(3)(10)	545	546
LifePoint Health, Inc. 144A 5.375%, 5/1/24(3)	165	166
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)	645	604

See Notes to Schedules of Investments

6

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	$395	$400
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	45	47
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	435	444
Quorum Health Corp. 144A 11.625%, 4/15/23(3)	300	305
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	570	587
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	912	935
Team Health, Inc. 144A 7.250%, 12/15/23(3)	40	43
Teleflex, Inc. 4.875%, 6/1/26	370	374
Tenet Healthcare Corp.
4.750%, 6/1/20	575	592
6.000%, 10/1/20	180	191
8.125%, 4/1/22	385	396
Universal Health Services, Inc.
144A 4.750%, 8/1/22(3)	145	148
144A 5.000%, 6/1/26(3)	320	322
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	130	115
144A 5.625%, 12/1/21(3)	140	116
144A 5.875%, 5/15/23(3)	380	309

		12,725

Industrials—4.8%
Air Canada 144A 6.750%, 10/1/19(3)	1,050	1,091
Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	1,246	1,252
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	740	636
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)	480	524
Carpenter Technology Corp. 5.200%, 7/15/21	600	600
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	740	720
Continental Airlines Pass-Through-Trust
00-1, A1 8.048%, 11/1/20	463	506
01-1, A1 6.703%, 6/15/21	83	87
DP World Ltd. 144A 6.850%, 7/2/37(3)	400	438
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	910	842

	PAR VALUE	VALUE
Industrials—(continued)
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	$767	$737
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	865	895
Masco Corp.
5.950%, 3/15/22	640	716
4.450%, 4/1/25	320	331
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	925	924
Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(3)	490	521
SCF Capital Ltd. 144A 5.375%, 6/16/23(3)	470	472
Standard Industries, Inc.
144A 5.125%, 2/15/21(3)	30	31
144A 5.500%, 2/15/23(3)	225	230
TransDigm, Inc.
6.000%, 7/15/22	630	636
6.500%, 5/15/25	270	272
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	431	434
United Rentals North America, Inc. 5.500%, 7/15/25	480	475
Wheels Up Finance I LLC
16-01, A 7.500%, 6/30/17(13)	623	616
16-01, A 144A 7.173%, 6/1/24(2)(3)(13)	272	270

		14,256

Information Technology—1.2%
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.875%, 6/15/21(3)	65	67
144A 5.450%, 6/15/23(3)	150	156
144A 7.125%, 6/15/24(3)	160	167
144A 6.020%, 6/15/26(3)	145	150
144A 8.100%, 7/15/36(3)	140	151
144A 8.350%, 7/15/46(3)	155	167
Flextronics International Ltd. 4.750%, 6/15/25	930	939
Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(3)	425	444
NXP BV ( NXP Funding LLC) 144A 4.625%, 6/1/23(3)	355	362
WESCO Distribution, Inc. 144A 5.375%, 6/15/24(3)	255	256
Western Digital Corp.
144A 7.375%, 4/1/23(3)	120	128

See Notes to Schedules of Investments

7

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
144A 10.500%, 4/1/24(3)	$580		$622

			3,609

Materials—3.9%
AK Steel Corp. 7.500%, 7/15/23	385		394
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,460		1,550
ArcelorMittal 6.125%, 6/1/25	945		945
Berry Plastics Corp. 5.125%, 7/15/23	870		872
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	525		558
Bluescope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	500		519
Cascades, Inc. 144A 5.500%, 7/15/22(3)	1,100		1,074
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455		457
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	440		451
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	375		416
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	255		226
3.875%, 3/15/23	385		339
Gerdau Trade, Inc.144A 5.750%, 1/30/21(3)	150		143
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	635		645
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	690		731
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	25		26
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	275		296
Teck Resources Ltd.
144A 8.000%, 6/1/21(3)	70		72
144A 8.500%, 6/1/24(3)	180		187
United States Steel Corp. 7.375%, 4/1/20	76		72
Vale Overseas Ltd. 5.875%, 6/10/21	535		537
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	995		857

			11,367

Telecommunication Services—3.4%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	1,010		995
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	5,000	MXN	262
AT&T, Inc.
4.800%, 6/15/44	580		598
5.650%, 2/15/47	300		343

	PAR VALUE	VALUE
Telecommunication Services—(continued)
CenturyLink, Inc.
Series V 5.625%, 4/1/20	$345	$358
Series Y 7.500%, 4/1/24	210	213
Comcel Trust via Comunicaciones Celulares SA 144A 6.875%, 2/6/24(3)(7)	475	466
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	665	559
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	430	438
Frontier Communications Corp.
6.250%, 9/15/21	670	635
10.500%, 9/15/22	210	223
GTH Finance BV 144A 7.250%, 4/26/23(3)	700	731
Neptune Finance Corp.
144A 10.125%, 1/15/23(3)	340	382
144A 6.625%, 10/15/25(3)	650	686
Qwest Corp. 7.250%, 9/15/25	400	427
Sprint Communications, Inc. 6.000%, 11/15/22	1,320	1,045
T-Mobile USA, Inc. 6.500%, 1/15/26	400	424
West Corp. 144A 4.750%, 7/15/21(3)	345	344
Windstream Corp. 7.750%, 10/15/20	780	768

		9,897

Utilities—2.4%
AmeriGas Partners LP 7.000%, 5/20/22	770	817
Electricite de France S.A. 144A 5.250% (2)(3)(5)(6)	1,360	1,300
Enel SpA 144A 8.750%, 9/24/73(2)(3)(6)	375	428
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	910	849
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	795	911
NRG Yield Operating LLC 5.375%, 8/15/24	345	345
Southern Power Co. 4.150%, 12/1/25	1,030	1,114
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	625	553
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	860	823
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/16(12)	200	13

		7,153

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $165,915)		159,645

See Notes to Schedules of Investments

8

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—7.9%
Consumer Discretionary—1.3%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	$370	$347
Affinity Gaming LLC 5.250%, 11/9/17	541	542
Caesars Entertainment Operating Co., Inc. Tranche B-6, 5.625%, 3/1/17(16)	512	515
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	350	330
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	252	246
Cengage Learning, Inc. 0.000%, 6/7/23(8)	244	241
El Dorado Resorts, Inc. 4.250%, 7/25/22	203	204
Graton Resort & Casino Tranche B, 5.500%, 9/1/22	254	255
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	573	556
PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	152	152
Transtar Holding Co. Second Lien, 10.000%, 10/9/19(13)	380	114
U.S. Farathane LLC 5.750%, 12/23/21	498	499

		4,001

Consumer Staples—0.8%
Albertson’s LLC Trance B-4, 4.500%, 8/25/21	665	666
Coty, Inc. Tranche B, 3.750%, 10/27/22	118	118
Galleria Co. Tranche B, 3.750%, 1/26/23	237	237
Hostess Brands LLC Tranche B, Second Lien, 8.500%, 8/3/23	890	885
Kronos Second Lien, 9.750%, 4/30/20	425	429

		2,335

Energy—0.5%
Chelsea Petroleum I LLC Tranche B, 5.250%, 10/28/22	768	757
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	520	461
Seadrill Operating LP 4.000%, 2/21/21	498	225

		1,443

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	450	452

	PAR VALUE	VALUE
Health Care—1.7%
21st Century Oncology, Inc. Tranche B, 7.000%, 4/30/22	$226	$206
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	269	269
Amneal Pharmaceuticals LLC Tranche B, 5.250%, 11/1/19	587	585
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	456	457
CHG Healthcare Services, Inc. First Lien, 0.000%, 6/7/23(8)	444	445
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	287	276
Horizon Pharma, Inc. 4.500%, 5/7/21	193	189
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	583	583
MMM Holdings, Inc. 9.750%, 12/12/17(13)(16)	245	187
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(13)(16)	178	136
Multiplan, Inc. 5.000%, 6/7/23	217	218
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	509	504
Quorum Health Corp. 6.750%, 4/29/22	248	249
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	642	640

		4,944

Industrials—0.9%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	344	338
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	194	191
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	529	526
McGraw-Hill Global Education Holdings LLC Tranche B, 5.000%, 5/4/22	443	443
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	1,105	1,064

		2,562

Information Technology—1.5%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	284	282
Blue Coat Holdings LLC, Inc. 4.500%, 5/20/22	194	194
First Data Corp.
Tranche 2021, 4.452%, 3/24/21	1,089	1,087
Tranche 2022, 4.202%, 7/8/22	932	926

See Notes to Schedules of Investments

9

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
Infinity Acquisition Ltd. 4.250%, 8/6/21	$352		$338
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	697		649
ON Semiconductor 5.250%, 3/31/23	230		231
Presidio, Inc. Refinancing, 5.250%, 2/2/22	671		662

			4,369

Materials—0.8%
Anchor Glass Container Tranche B, 4.750%, 7/1/22	577		576
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	359		351
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	451		433
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	56		56
Macdermid, Inc. (Platform Speciality Products Corp.) Tranche B-3, 0.000%, 6/7/20(8)	735		727
PQ Corp. Tranche B-1, 5.750%, 11/4/22	123		123

			2,266

Utilities—0.3%
Atlantic Power LP 6.000%, 4/13/23	699		700
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.934%, 10/10/17(16)	375		126

			826

TOTAL LOAN AGREEMENTS (Identified Cost $24,165)			23,198

	SHARES		VALUE
PREFERRED STOCK—2.9%
Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	905	(9)	901

Financials—2.1%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	265	(9)	264
Citigroup, Inc. Series J, 7.125%(2)	46,600		1,343
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	635	(9)	634
JPMorgan Chase & Co. Series V, 5.000%(2)	285	(9)	272
JPMorgan Chase & Co. Series Z, 5.300%(2)	175	(9)	175

	SHARES		VALUE
Financials—(continued)
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	965	(9)	$924
SunTrust Bank, Inc. 5.625%(2)	260	(9)	261
Wells Fargo & Co. Series K, 7.980%(2)	950	(9)	994
Zions Bancorp. 6.950%(2)	38,525		1,156

			6,023

Industrials—0.5%
General Electric Co. Series D, 5.000%(2)	1,485	(9)	1,578

TOTAL PREFERRED STOCK (Identified Cost $8,041)			8,502

COMMON STOCKS—0.1%
Consumer Discretionary—0.0%
Mark IV Industries	446		13

Energy—0.1%
Carrizo Oil & Gas, Inc.	4,802		172

TOTAL COMMON STOCKS (Identified Cost $189)			185

AFFILIATED MUTUAL FUND—3.0%
Virtus Credit Opportunities Fund Class R6(14)	934,418		9,017

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $9,341)			9,017

TOTAL LONG TERM INVESTMENTS—99.1% (Identified Cost $301,666)			291,895	(15)

TOTAL INVESTMENTS—99.1% (Identified Cost $301,666)			291,895	(1)
Other assets and liabilities, net—0.9%			2,787

NET ASSETS—100.0%			$294,682

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2016.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $118,205 or 40.1% of net assets.

See Notes to Schedules of Investments

10

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after June 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(12)	Security in default.
(13)	Illiquid security.
(14)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(15)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(16)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

11

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	67%
Canada	3
Mexico	3
Argentina	2
Brazil	2
Colombia	2
Indonesia	1
Other	20

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

12

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$11,672	$—	$11,130	$542
Corporate Bonds And Notes	159,645	—	158,736	909
Foreign Government Securities	34,274	—	34,274	—
Loan Agreements	23,198	—	22,875	323
Mortgage-Backed Securities	44,715	—	44,715	—
Municipal Bonds	687	—	687	—
Equity Securities:
Affiliated Mutual Fund	9,017	9,017	—	—
Preferred Stock	8,502	2499	6,003	—
Common Stocks	185	172	—	13

Total Investments	$291,895	$11,688	$278,420	$1,787

Securities held by the Fund with an end of period value of $1,156 were transferred from Level 2 to Level 1 since an exchange price is available.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Asset-Backed Securities	Common Stocks	Corporate Bonds And Notes		Loan Agreements
Balance as of September 30, 2015:	$929		544	16	—		369
Accrued discount/(premium)	1		—	—	—		1
Realized gain (loss)	—		—	—	—		—
Change in unrealized appreciation /(depreciation)	(261)		(2)	(3)	—		(256)
Purchases	1,502		—	—	1,502
Sales(b)	(616)		—	—	(616)		—
Transfers into Level 3(a)	346	(c)	—	—	23	(c)	323	(c)
Transfers from Level 3(a)	(114	)(c)	—	—	—		(114	)(c)

Balance as of June 30, 2016	$1,787		$542	$13	$909		$323

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	The transfers are due to an increase and /or decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.5%
U.S. Treasury Note
1.375%, 1/31/21	$23,135		$23,549
1.625%, 2/15/26	12,600		12,750

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $35,719)			36,299

MUNICIPAL BONDS—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	4,635		3,902

TOTAL MUNICIPAL BONDS (Identified Cost $4,304)			3,902

FOREIGN GOVERNMENT SECURITIES—5.7%
Argentine Republic
144A 6.250%, 4/22/19(3)	7,200		7,506
144A 6.875%, 4/22/21(3)	7,655		8,172
144A 7.500%, 4/22/26(3)	2,855		3,095
Series NY, 8.280%, 12/31/33	24,360		27,235
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	20,999		10,631
RegS 7.750%, 10/13/19(4)	19,501		8,824
Federative Republic of Brazil
8.500%, 1/5/24	37,050	BRL	10,057
Treasury Note Series F 10.000%, 1/1/25	37,510	BRL	10,493
6.000%, 4/7/26	10,400		11,284
10.250%, 1/10/28	13,095	BRL	3,832
Hungary 6.375%, 3/29/21	15,575		17,730
Mongolia
RegS 5.125%, 12/5/22(4)	4,455		3,673
144A 5.125%, 12/5/22(3)	4,855		4,002
Provincia de Buenos Aires Argentina
144A 5.750%, 6/15/19(3)	5,795		5,883
144A 7.875%, 6/15/27(3)	5,000		5,150
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	18,616
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	21,072,000	COP	7,918
9.850%, 6/28/27	41,350,000	COP	16,941
Republic of Indonesia Series FR56, 8.375%, 9/15/26	259,439,000	IDR	20,830
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	6,495		7,113

	PAR VALUE		VALUE
Republic of Panama 3.875%, 3/17/28	$10,455		$11,082
Republic of Romania 144A 6.750%, 2/7/22(3)	7,000		8,287
Republic of South Africa
Series R203, 8.250%, 9/15/17	134,520	ZAR	9,206
Series R208, 6.750%, 3/31/21	111,235	ZAR	7,103
4.665%, 1/17/24	10,800		11,155
5.875%, 9/16/25	2,200		2,450
4.875%, 4/14/26	14,650		15,199
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	17,450		17,818
Republic of Turkey
9.000%, 3/8/17	30,355	TRY	10,608
5.625%, 3/30/21	16,375		17,849
6.250%, 9/26/22	9,745		11,020
Russian Federation 144A 7.850%, 3/10/18(3)	1,005,000	RUB	15,366
State of Qatar 144A 3.250%, 6/2/26(3)	11,745		11,980
Sultanate of Oman
144A 3.625%, 6/15/21(3)	8,575		8,631
144A 4.750%, 6/15/26(3)	5,295		5,240
United Mexican States, Series M, 6.500%, 6/9/22	512,474	MXN	29,304

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $420,017)			401,283

MORTGAGE-BACKED SECURITIES—25.7%
Agency—4.8%
FNMA
5.500%, 1/1/17	8		8
6.000%, 5/1/17	3		3
4.500%, 4/1/18	76		78
5.000%, 10/1/19	210		217
5.500%, 2/1/20	54		55
5.500%, 3/1/20	59		62
5.500%, 3/1/20	12		12
5.500%, 3/1/20	32		33
5.500%, 3/1/20	71		73
5.500%, 4/1/20	157		166
5.000%, 6/1/20	264		278
4.000%, 8/1/25	9,502		10,123
3.000%, 6/1/27	928		974
2.500%, 5/1/28	14,925		15,624
3.000%, 10/1/30	26,561		27,864
3.000%, 10/1/30	36,884		38,693
2.500%, 2/1/31	43,176		44,713
3.000%, 2/1/31	16,230		17,026

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
6.000%, 12/1/32	$37	$42
5.500%, 2/1/33	48	54
5.500%, 5/1/34	308	350
6.000%, 8/1/34	208	241
5.500%, 11/1/34	149	167
5.500%, 11/1/34	139	157
6.000%, 11/1/34	143	163
5.500%, 12/1/34	110	125
5.500%, 1/1/35	246	279
5.500%, 7/1/37	3	4
6.000%, 7/1/37	35	40
6.000%, 4/1/38	158	181
5.000%, 12/1/39	5,936	6,656
4.500%, 4/1/40	7,623	8,351
5.000%, 8/1/40	11,512	12,866
4.000%, 10/1/40	163	175
4.000%, 3/1/41	5,210	5,600
4.500%, 5/1/41	5,254	5,745
3.500%, 4/1/42	10,756	11,386
3.000%, 3/1/43	55,145	57,430
3.000%, 5/1/43	16,303	16,954
4.000%, 10/1/44	26,691	28,659
3.500%, 12/1/45	24,876	26,260
GNMA
6.500%, 11/15/31	19	22
6.500%, 2/15/32	22	25

		337,934

Non-Agency—20.9%
A-10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	56	56
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	573	549
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	5,486	5,484
Agate Bay Mortgage Trust 16 -2, A3 144A 3.500%, 3/25/46(2)(3)	11,218	11,526
American Homes 4 Rent 15-SFR1, A 144A 3.467%, 4/17/52(3)	7,779	8,234
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(3)	7,434	7,789

	PAR VALUE	VALUE
Non-Agency—(continued)
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	$693	$713
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	2,416	2,483
Aventura Mall Trust 13-AVM, A 144A 3.867%, 12/5/32(2)(3)	10,350	11,190
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-2, A4 5.790%, 4/10/49(2)	17,596	17,736
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	2,891	2,941
Banc of America Funding Trust
04-4, 3A1 4.750%, 10/25/19	1,534	1,536
04-B, 2A1 2.884%, 11/20/34(2)	769	753
05-1, 1A1 5.500%, 2/25/35	479	479
06-2, 3A1 6.000%, 3/25/36	2,203	2,194
Banc of America Mortgage Trust 04-11, 5A1 6.500%, 8/25/32	836	843
Banc of America Mortgage Trust
04-7, 6A3 4.500%, 8/25/19	556	553
04-11, 2A1 5.750%, 1/25/35	1,384	1,404
05-3, 1A15 5.500%, 4/25/35	1,536	1,546
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	23,000	24,541
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
04-10, AF6 4.485%, 12/25/34(2)	471	485
05-1, AF5A 5.147%, 7/25/35(2)	11,544	11,424
05-12, 2A3 5.069%, 2/25/36(2)	2,602	2,626
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust
04-6, 1A2 3.078%, 5/25/34(2)	1,467	1,454
04-4, A6 5.500%, 5/25/34	1,074	1,085
Bank of America (Merrill Lynch) Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(2)	10,000	10,228
Bank of America (Merrill Lynch) Investors Trust 04-A4, A1 2.756%, 8/25/34(2)	1,592	1,608
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
07-C2, A3 5.430%, 2/15/40	6,338	6,428
07-C6, A4 5.858%, 7/15/40(2)	13,065	13,370
07-C7, A3 5.866%, 9/15/45(2)	10,742	11,238

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bayview Commercial Asset Trust 08-1, A3 144A 1.953%, 1/25/38(2)(3)	$25,454	$24,696
Bayview Financial Acquisition Trust
07-A, 1A2 6.205%, 5/28/37(2)	6,426	6,686
06-A, 1A4 6.087%, 2/28/41(2)	16,408	17,481
BCRR Trust 09-1, 2A 144A 5.858%, 7/17/40(2)(3)	2,734	2,741
Citicorp Residential Mortgage Securities, Inc. 07-12, A6 5.436%, 6/25/37(2)	3,634	3,745
Citigroup - Deutsche Bank Commercial Mortgage Trust 07-CD4, A4 5.322%, 12/11/49	3,433	3,469
Citigroup Commercial Mortgage Trust
07-C6, A4 5.901%, 12/10/49(2)	388	399
07-C6, A1A 5.901%, 12/10/49(2)	26,096	26,923
08-C7, AM 6.345%, 12/10/49(2)	12,335	12,805
10-RR3, MLSR 144A 5.810%, 6/14/50(2)(3)	3,541	3,600
Citigroup Mortgage Loan Trust, Inc.
03-UP3, A2 7.000%, 9/25/33	714	738
04-UST1, A3 2.535%, 8/25/34(2)	1,392	1,389
04-NCM2, 2CB2 6.750%, 8/25/34	11,140	11,590
14-A, A 144A 4.000%, 1/25/35(2)(3)	12,326	12,643
05-5, 2A3 5.000%, 8/25/35	488	485
15-PS1, 144A 3.750%, 9/25/42(2)(3)	10,762	11,043
15-A, A1 144A 3.500%, 6/25/58(2)(3)	4,683	4,817
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(3)	10,906	11,102
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(3)	15,420	15,422
COLT Mortgage Loan Trust Funding LLC 16-1 A1, 144A 3.000%, 5/25/46(3)	3,520	3,545
Commercial Mortgage Lease-Backed Certificates 01-CMB, 1 144A 7.471%, 6/20/31(2)(3)	4,080	4,695
Commercial Mortgage Trust
10-C1, D 144A 6.302%, 7/10/46(2)(3)	6,669	7,277
07-GG11, AM 5.867%, 12/10/49(2)	19,989	20,678
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	37,641	38,123
07-C5, A1AM 5.870%, 9/15/40(2)	21,039	18,923
14-LVR2, A2 144A 3.880%, 4/25/44(2)(3)	12,009	12,429
07-C2, A3 5.542%, 1/15/49(2)	12,995	13,152
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	1,527	1,545

	PAR VALUE	VALUE
Non-Agency—(continued)
04-8, 7A1 6.000%, 12/25/34	$5,454	$5,705
13-HYB1, A16,144A 3.029%, 4/25/43(2)(3)	6,712	6,719
Credit Suisse Mortgage Trust 15-1 A9 144A 3.500%, 5/25/45(2)(3)	21,097	21,705
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.549%, 8/10/44(2)(3)	6,306	6,520
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 2.653%, 10/25/28(2)	3,470	3,498
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	16,875	17,070
GMAC Mortgage Corp. Loan Trust
04-AR1, 12A 3.433%, 6/25/34(2)	7,009	7,100
05-AR1, 5A 3.290%, 3/18/35(2)	2,541	2,488
Goldman Sachs Mortgage Securities Trust
07-GG10, A1A 5.988%, 8/10/45(2)	2,960	3,047
07-GG10, A4 5.988%, 8/10/45(2)	18,313	18,763
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	485	500
05-12, AF3W 4.999%, 9/25/35(2)	4,291	4,337
GSR Mortgage Loan Trust 06-1F, 2A406 - 1F, 2A4 6.000%, 2/25/36	950	828
Hilton USA Trust 13-HLT, EFX 144A 4.602%, 11/5/30(2)(3)	21,980	22,118
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	9,928	9,781
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	2,556	2,563
Jefferies Resecuritization Trust
14-R1, 1A1 144A 4.000%, 12/27/37(3)	6,775	6,776
14-R1, 2A1 144A 4.000%, 12/27/37(3)	4,914	4,907
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-10, 14A1 2.977%, 1/25/35(2)	1,502	1,459
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
06-PW14, AM 5.243%, 12/11/38	5,000	5,038
07-PWR15, AMFX, 144A 5.363%, 2/11/44(3)	6,162	5,793
07- PW17, A4 5.694%, 6/11/50(2)	20,598	21,285
07-PW18, AM, 6.084%, 6/11/50(2)	12,400	12,962
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
04-CB1, 5A 5.000%, 6/25/19	853	863
03-AR6, A1 2.903%, 6/25/33(2)	908	903

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
03-AR4, 2A1 2.330%, 8/25/33(2)	$276	$270
04-CB1, 2A 5.000%, 6/25/34	2,955	3,007
JPMorgan Chase Commercial Mortgage Securities Trust
09-IWST, A1 144A 4.314%, 12/5/27(3)	4,881	5,116
10-CNTR, A2 144A 4.311%, 8/5/32(3)	7,503	8,090
15-SGP, B 144A 3.192%, 7/15/36(2)(3)	13,925	13,916
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	22,518	23,709
11-C4, A3 144A 4.106%, 7/15/46(3)	1,895	1,982
06-LDP9, AM 5.372%, 5/15/47	24,850	24,774
14- C22, A4 3.801%, 9/15/47	16,998	18,653
07-LDPX, AM 5.464%, 1/15/49(2)	19,391	19,077
07-LD12, A4 5.882%, 2/15/51(2)	17,789	18,369
JPMorgan Chase Mortgage Finance Corp. 16-1, M2 144A 3.750%, 4/25/45(2)(3)	15,744	15,981
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	11,758	12,155
06-A2, 4A1 3.022%, 8/25/34(2)	1,744	1,748
04-A4, 2A1 2.749%, 9/25/34(2)	6,185	6,248
05-A1, 4A1 2.948%, 2/25/35(2)	749	753
05-A2, 4A1 2.423%, 4/25/35(2)	980	958
05-A4, 3A1 2.766%, 7/25/35(2)	4,574	4,507
06-A6, 3A3L 4.180%, 10/25/36(2)	1,563	1,328
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	12,505	12,848
16-1, A3 144A 3.500%, 5/25/46(3)	14,830	15,301
15-1 AM1, 144A 4.388%, 7/15/46(3)	5,175	5,688
JPMorgan Chase Trust 15-5, A2 144A 2.901%, 5/25/45(2)(3)	19,521	19,790
JPMorgan Chase Trust 15-1, AM1 144A 2.664%, 12/25/44(2)(3)	20,893	20,814
Key Commercial Mortgage Securities Trust 07 -SL1, B 144A 5.935%, 12/15/40(2)(3)	5,344	5,377
MASTR Adjustable Rate Mortgages Trust 04-12, 3A1 2.940%, 11/25/34(2)	1,268	1,253
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	2,117	2,136
03-8, 2A1 5.750%, 11/25/33	5,858	6,047
04-4, 6A1 5.500%, 4/25/34	2,904	3,001
04-6, 7A1 6.000%, 7/25/34	5,613	5,539
04-7, 9A1 6.000%, 8/25/34	13,610	14,038
05-2, 2A1 6.000%, 1/25/35	3,442	3,555
05-2, 1A1 6.500%, 3/25/35	9,910	10,211

	PAR VALUE	VALUE
Non-Agency—(continued)
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	$445	$447
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	1,711	1,674
Morgan Stanley - Bank of America (Merrill Lynch) Trust 13-C13, AS 4.266%, 11/15/46	1,735	1,933
Morgan Stanley Capital I Trust
08-T29, AM 6.477%, 1/11/43(2)	1,610	1,702
07-IQ14, A4 5.692%, 4/15/49(2)	17,390	17,717
07-IQ14, AM 5.865%, 4/15/49(2)	15,932	15,907
07- LQ16, A4 5.809%, 12/12/49	18,841	19,563
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.585%, 2/25/34(2)	1,390	1,380
04-2AR, 4A 2.665%, 2/25/34(2)	1,190	1,195
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.991%, 6/25/44(2)(3)	7,031	7,125
Motel 6 Trust
15-MTL6, B 144A 3.298%, 2/5/30(3)	7,775	7,834
15-MTL6, D 144A 4.532%, 2/5/30(3)	1,500	1,495
New Residential Mortgage Loan Trust
16-2A, A1 144A 3.750%, 11/25/35(2)(3)	11,947	12,491
14-1A, A 144A 3.750%, 1/25/54(2)(3)	17,406	18,045
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	2,050	2,129
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	16,535	17,257
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	11,796	12,349
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	10,283	10,742
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	7,088	6,994
Novastar Mortgage Funding Trust Series 04-4, M5 2.178%, 3/25/35(2)	3,556	3,449
Residential Accredit Loans, Inc.
03-QS17, CB5 5.500%, 9/25/33	1,100	1,116
05-QS1, A5 5.500%, 1/25/35	897	895
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	1,832	1,902
04-SL1, A8 6.500%, 11/25/31	2,339	2,371
05-SL2, A4 7.500%, 2/25/32	1,903	1,940
03-RS8, AI7 5.015%, 9/25/33(2)	360	364
Residential Asset Mortgage Trust 04-SL4, A3 6.500%, 7/25/32	1,277	1,295
Residential Asset Securitization Trust 03-A11, A9 5.750%, 11/25/33	2,482	2,516

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
04-A1, A5 5.500%, 4/25/34	$11,640	$11,658
Residential Funding Mortgage Securities I, Inc. 06-S12, 1A1 5.500%, 12/25/21	847	857
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(2)	1,088	1,089
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	8,293	8,589
14-3, A9 144A 3.750%, 10/25/44(2)(3)	18,046	18,697
14-4, A6, 144A 3.500%, 11/25/44(2)(3)	18,022	18,517
15-1, A1 144A 3.500%, 1/25/45(2)(3)	8,764	9,008
Structured Adjustable Rate Mortgage Loan Trust
03-30, 2A1 5.027%, 10/25/33(2)	2,826	2,869
04-4, 3A4 2.926%, 4/25/34(2)	2,340	2,300
04-4, 3A2 2.926%, 4/25/34(2)	3,032	3,002
04-4, 3A1 2.926%, 4/25/34(2)	686	673
04-5, 3A2 2.927%, 5/25/34(2)	1,395	1,409
04-14, 7A 2.838%, 10/25/34(2)	11,211	11,146
Structured Asset Securities Corp. 03-AL1, A 144A 3.357%, 4/25/31(3)	7,862	7,712
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates
02-AL1, A3 3.450%, 2/25/32	9,430	9,333
03-33H, 1A1 5.500%, 10/25/33	3,732	3,807
03-34A, 6A 3.086%, 11/25/33(2)	2,694	2,643
04-15, 3A3 5.500%, 9/25/34	1,931	1,943
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	3,961	3,995
15-3, A1B 144A 3.000%, 3/25/54(2)(3)	5,926	6,042
16-1, A1B, 144A 2.750%, 2/25/55(2)(3)	9,542	9,567
15 - 5, A1B 144A 2.750%, 5/25/55(2)(3)	7,537	7,630
15-5, A2, 144A 3.500%, 5/25/55(2)(3)	3,901	3,973
16-2, A1 144A 3.000%, 8/25/55(2)(3)	8,971	9,163
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	6,721	6,697
14-NP10, A1 144A 3.375%, 10/25/54(2)(3)	2,110	2,095
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	7,164	7,114
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	4,327	4,303
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	13,957	13,811
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	39,765	40,398
07-C30, AM 5.383%, 12/15/43	25,695	26,139

	PAR VALUE	VALUE
Non-Agency—(continued)
07-C31, A4 5.509%, 4/15/47	$4,577	$4,643
07-31, AM 5.591%, 4/15/47(2)	34,000	34,742
07-C32, A3 5.889%, 6/15/49(2)	22,577	23,268
07-C33, A5 6.147%, 2/15/51(2)	1,265	1,317
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.847%, 11/15/44(2)(3)	1,800	1,968
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	126	127
03-G, A1 2.718%, 6/25/33(2)	1,283	1,285
03-J, 5A1 2.621%, 10/25/33(2)	426	428
04-4, A9 5.500%, 5/25/34	1,751	1,786
04-U, A1 2.877%, 10/25/34(2)	1,048	1,039
04-Z, 2A1 2.851%, 12/25/34(2)	5,764	5,727
04-CC, A1 2.841%, 1/25/35(2)	2,503	2,516
05-12, 1A1 5.500%, 11/25/35	3,370	3,404
05-14, 2A1 5.500%, 12/25/35	2,743	2,835
07-16, 1A1 6.000%, 12/28/37	2,929	3,023
07-AR10, 2A1 5.985%, 1/25/38(2)	3,476	3,370
WinWater Mortgage Loan Trust 16-1A5, 144A 3.500%, 1/20/46(2)(3)	4,658	4,756

		1,479,844

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,795,515)		1,817,778

ASSET-BACKED SECURITIES—18.1%
American Credit Acceptance Receivables Trust
14-3, C 144A 3.430%, 6/10/20(3)	19,200	19,267
16- 1A, B 144A 4.240%, 6/13/22(3)	7,500	7,744
AmeriCredit Automobile Receivables Trust
12-3, D 3.030%, 7/9/18	19,762	19,847
12-4, D 2.680%, 10/9/18	7,150	7,181
14-2, C 2.180%, 6/8/20	19,450	19,542
14-1, D 2.540%, 6/8/20	18,320	18,479
15-3, C 2.730%, 3/8/21	9,730	9,902
Applebee’s LLC 14-1, A2 144A 4.277%, 9/5/44(3)	20,168	20,527
Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(3)	5,970	6,216
Ascentium Equipment Receivables 15-A1, B 144A 2.260%, 6/10/21(3)	5,400	5,418
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	1,101	1,141

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Avant Loans Funding Trust 16 - A, A 144A 4.110%, 5/15/19(3)	$2,463	$2,473
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	23,085	23,202
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	2,635	2,702
(AESOP) 16 - 1A, A 144A 2.990%, 6/20/22(3)	18,500	19,147
BankAmerica Manufactured Housing Contract Trust 98-1, B1 7.810%, 8/10/25(2)	1,520	1,556
Barclays (Lehman Brothers) Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	2,518	2,550
BCC Funding VIII LLC
14-A, B 144A 3.123%, 8/20/20(3)	2,799	2,782
14-1A, C 144A 4.216%, 8/20/20(3)	5,519	5,485
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(3)	1,214	1,228
12-A, A 144A 2.660%, 12/2/27(3)	3,358	3,350
13-A, A 144A 3.010%, 12/4/28(3)	6,692	6,708
15-A, A 144A 2.880%, 5/2/30(3)	2,738	2,710
California Republic Auto Receivables Trust
13-1, B 144A 2.240%, 1/15/19(3)	11,600	11,697
14-2, B 2.340%, 4/15/20	7,090	7,130
15-3, B 2.700%, 9/15/21	3,705	3,755
16-1, B 3.430%, 2/15/22	4,615	4,793
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	5,425	5,433
15-2, C 2.670%, 8/20/20	7,250	7,259
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	2,379	2,386
13-A1, C 144A 3.450%, 3/15/19(3)	2,210	2,225
13-2A, B 144A 3.150%, 8/15/19(3)	11,760	11,799
14-1A, B 144A 2.720%, 4/15/20(3)	5,550	5,555
14-2A, B 144A 2.640%, 11/16/20(3)	3,455	3,455
14-2A, C 144A 3.240%, 11/16/20(3)	2,765	2,699
15-A1, B 144A 2.910%, 6/15/21(3)	6,000	5,946
CarMax Auto Owner Trust
14-2, B 1.880%, 11/15/19	1,000	1,002
15-2, C 2.390%, 3/15/21	2,275	2,295
CarNow Auto Receivables Trust
14-1A, D 144A 4.160%, 11/15/18(3)	3,000	3,003
14-1A, E 144A 5.530%, 1/15/20(3)	3,650	3,648
15-2,C 144A 3.880%, 4/15/20(3)	6,205	6,003

	PAR VALUE	VALUE
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	$5,080	$5,089
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	9,057	8,964
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	20,000	20,016
Chrysler Capital Auto Receivables Trust 14-BA 144A 3.440%, 8/16/21(3)	6,416	6,382
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	14,085	14,003
Conseco Financial Corp. 94-1, A5 7.650%, 4/15/19	18	19
CPS Auto Receivables Trust 16-B, 144A 3.180%, 9/15/20(3)	4,500	4,516
DB Master Finance LLC
15-1A, A2I 144A 3.262%, 2/20/45(3)	4,938	4,983
15-A1, A2II 144A 3.980%, 2/20/45(3)	13,842	14,214
Diamond Resorts Owner Trust 14-1, A 144A 2.540%, 5/20/27(3)	9,261	9,285
Direct Capital Funding IV LLC 13-A1, C 144A 4.830%, 11/20/20(3)	5,000	5,023
DRB Prime Student Loan Trust 15-D, A3 144A 2.500%, 1/25/36(3)	6,485	6,512
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	3,920	3,937
16-AA, B 144A 3.170%, 5/15/20(3)	7,310	7,424
14-AA, C 144A 3.060%, 5/17/21(3)	23,685	23,880
15-AA, D 144A 4.120%, 7/15/22(3)	13,120	13,079
Drug Royalty II LP 1 14-1, A2 144A 3.484%, 7/15/23(3)	17,044	16,821
Drug Royalty III LP 1 16-1A, A 144A 3.979%, 4/15/27(3)	4,500	4,495
DT Auto Owner Trust
14-1A, C 144A 2.640%, 10/15/19(3)	8,314	8,334
14-2A, C 144A 2.460%, 1/15/20(3)	11,021	11,025
16-1A, B 144A 2.790%, 5/15/20(3)	5,200	5,221
14-3A, C 144A 3.040%, 9/15/20(3)	10,090	10,113
15-1A, C 144A 2.870%, 11/16/20(3)	7,000	7,001
15-3A, C 144A 3.250%, 7/15/21(3)	2,285	2,295
14-3A, D 144A 4.470%, 11/15/21(3)	4,180	4,239
16-2A, C 144A 3.670%, 1/17/22(3)	8,555	8,667
16-3A C,144A 3.150%, 3/15/22(3)	8,485	8,490
Exeter Automobile Receivables Trust

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
12-2A, C 144A 3.060%, 7/16/18(3)	$6,370	$6,391
13-2A, B 144A 3.090%, 7/16/18(3)	4,928	4,942
14-1A, B 144A 2.420%, 1/15/19(3)	7,823	7,823
13-1A, C 144A 3.520%, 2/15/19(3)	20,725	20,815
14-1A, C 144A 3.570%, 7/15/19(3)	15,830	15,951
14-2A, C 144A 3.260%, 12/16/19(3)	14,615	14,711
15-A1, C 144A 4.100%, 12/15/20(3)	15,930	15,785
15-2A, C 144A 3.900%, 3/15/21(3)	18,705	18,375
14-3A, D 144A 5.690%, 4/15/21(3)	15,995	15,925
15-3A, D 144A 6.550%, 10/17/22(3)	3,375	3,317
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	20,420	20,782
First Investors Auto Owner Trust 15-1A, C 144A 2.710%, 6/15/21(3)	5,000	4,933
Flagship Credit Auto Trust
16-1, A 144A 2.770%, 12/15/20(3)	5,647	5,692
14-2, D 144A 5.210%, 2/15/21(3)	9,560	9,334
15-2, C 144A 4.080%, 12/15/21(3)	6,495	6,288
16-2, B 144A 3.840%, 9/15/22(3)	4,175	4,196
Foursight Capital Automobile Receivables Trust
16-1 A2, 144A 2.870%, 10/15/21(3)	7,865	7,846
14-1, B 144A 3.560%, 11/22/21(3)	4,704	4,759
15-1, B 144A 4.120%, 9/15/22(3)	5,589	5,698
GLS Auto Receivables Trust 16-1A, B 144A 4.390%, 1/15/21(3)	10,500	10,510
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	8,513	8,454
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	8,195	8,154
Hertz Vehicle Financing LLC
11-1A, A2 144A 3.290%, 3/25/18(3)	14,960	15,096
15-2A, A 144A 2.020%, 9/25/19(3)	4,845	4,857
16-1A, A144A 2.320%, 3/25/20(3)	8,800	8,877
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	7,803	7,814
14-AA, A 144A 1.770%, 11/25/26(3)	10,820	10,653
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	9,675	9,676
15-A, D 2.730%, 6/15/21	8,950	8,985
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	892	913
LEAF Receivables Funding 10 LLC
15-1, D 144A 3.740%, 5/17/21(3)	800	795

	PAR VALUE	VALUE
15-1, E1 144A 5.210%, 7/15/21(3)	$4,500	$4,493
15-1, E2 144A 6.000%, 6/15/23(3)	2,455	2,401
LEAF Receivables Funding 11 LLC
16-1, E1 144A 5.500%, 4/15/23(3)	5,000	4,951
16-1, E2 11 144A 6.000%, 6/15/24(3)	4,170	3,851
LEAF Receivables Funding 9 LLC
13-1,E2 C 144A 3.460%, 9/15/21(3)	6,850	6,844
13-1, D 144A 5.110%, 9/15/21(3)	1,186	1,190
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(3)	13,393	13,477
10-1A, A 144A 3.540%, 10/20/32(3)	414	422
10-1A, B 144A 4.520%, 10/20/32(3)	808	826
MVW Owner Trust 15-1A, B 144A 2.960%, 12/20/32(3)	1,747	1,747
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	1,899	1,971
NCF Dealer Floorplan Master Trust 16-1A, A 144A 3.639%, 3/21/22(2)(3)	9,000	8,797
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	13,697	13,712
15-2A, A 144A 2.570%, 7/18/25(3)	19,675	19,669
15-A1, A 144A 3.190%, 3/18/26(3)	16,005	16,170
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	3,862	3,902
15-A, 144A 2.880%, 9/8/27(3)	7,238	7,247
14-AA, A 144A 2.290%, 7/9/29(3)	3,274	3,284
Prestige Auto Receivables Trust 14-1A, C 144A 2.390%, 5/15/20(3)	7,000	6,927
Santander Drive Auto Receivables Trust
12-6, C 1.940%, 3/15/18	1,701	1,703
12-5, C 2.700%, 8/15/18	1,620	1,625
12-6, D 2.520%, 9/17/18	17,455	17,536
13-1, D 2.270%, 1/15/19	21,925	21,995
13-3, C 1.810%, 4/15/19	7,119	7,138
13-5, D 2.730%, 10/15/19	20,100	20,340
14-3, C 2.130%, 8/17/20	16,400	16,550
16-2, B 2.080%, 2/16/21	8,250	8,286
Security National Automotive Acceptance Company Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	11,085	11,103
Sierra Timeshare Receivables Funding LLC 16 - 1A, A 144A 3.080%, 3/21/33(3)	9,570	9,788
Sierra Timeshare Receivables Funding LLC

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
12-2A, B 144A 3.420%, 3/20/29(3)	$1,938	$1,945
12-3A, A 144A 1.870%, 8/20/29(3)	7,353	7,331
13-1A, A 144A 1.590%, 11/20/29(3)	2,672	2,650
14-1A, A 144A 2.070%, 3/20/30(3)	2,672	2,666
14-2A, A 144A 2.050%, 6/20/31(3)	3,875	3,867
Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	3,650	3,615
XVII 13-A, A 144A 2.680%, 3/16/26(3)	3,305	3,212
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	2,365	2,359
Skopos Auto Receivables Trust 15-2A, A 144A 3.550%, 2/15/20(3)	4,755	4,750
SLM Private Education Loan Trust
13-B, A2A 144A 1.850%, 6/17/30(3)	4,500	4,495
13-C, A2A 144A 2.940%, 10/15/31(3)	5,000	5,120
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	1,497	1,521
14-B, A2 144A 2.550%, 8/27/29(3)	1,211	1,214
15-A, A2 144A 2.420%, 3/25/30(3)	4,882	4,877
16-A, A2 144A 2.760%, 12/26/36(3)	2,280	2,311
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	8,203	7,932
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	1,689	1,668
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	2,238	2,234
12-AA, A 144A 2.000%, 9/20/29(3)	8,754	8,658
Taco Bell Funding LLC 16-1A, A2 144A 3.832%, 5/25/46(3)	12,945	13,103
TCF Auto Receivables Owner Trust
14-1A, B 144A 2.330%, 5/15/20(3)	1,733	1,749
14-1A, C 144A 3.120%, 4/15/21(3)	2,035	2,065
Tidewater Auto Receivables Trust
14-AA, C 144A 2.560%, 8/15/19(3)	3,500	3,485
16-AA, B 144A 3.130%, 3/15/20(3)	7,393	7,400
Trip Rail Master Funding LLC
11-1A, A1A 144A 4.370%, 7/15/41(3)	12,270	12,647
14-1A, A1 144A 2.863%, 4/15/44(3)	3,759	3,724
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	33,708	34,221
United Auto Credit Securitization Trust 16 - 1, B 144A 2.730%, 5/15/18(3)	4,880	4,884
Volvo Financial Equipment LLC 14-1A, C 144A 1.940%, 11/15/21(3)	6,000	6,020

	PAR VALUE	VALUE
Welk Resorts LLC
13-AA, A 144A 3.100%, 3/15/29(3)	$3,696	$3,710
15-AA, A 144A 2.790%, 6/16/31(3)	6,175	6,134
Wendy’s Funding LLC
15-1A, A2II 144A 3.371%, 6/15/45(3)	5,373	5,403
15-1A, A2II 144A 4.080%, 6/15/45(3)	13,319	13,731
Westgate Resorts LLC 16-1A, A 144A 3.500%, 12/20/28(3)	7,535	7,493
Westlake Automobile Receivables Trust
14-1A, C 144A 1.700%, 11/15/19(3)	4,026	4,023
15-1A, C 144A 2.290%, 11/16/20(3)	8,500	8,487
16-2A C, 144A 2.830%, 5/17/21(3)	3,190	3,202
15-3A, D,144A 4.400%, 5/17/21(3)	10,000	10,082

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,279,606)		1,283,547

CORPORATE BONDS AND NOTES—35.6%
Consumer Discretionary—2.9%
Alibaba Group Holding Ltd. 2.500%, 11/28/19	6,600	6,677
Aramark Services, Inc. 144A 5.125%, 1/15/24(3)	4,435	4,535
Boyd Gaming Corp. 9.000%, 7/1/20	5,350	5,622
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	5,810	5,824
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(11)	3,625	3,362
CCO Holdings LLC 144A 5.500%, 5/1/26(3)	6,820	6,939
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	18,230	17,437
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	5,990	6,348
Delphi Automotive plc 3.150%, 11/19/20	15,000	15,430
Hanesbrands, Inc. 144A 4.625%, 5/15/24(3)	5,830	5,874
Hyundai Capital America 144A 2.125%, 10/2/17(3)	2,940	2,959
International Game Technology plc
144A 5.625%, 2/15/20(3)	3,245	3,436
144A 6.250%, 2/15/22(3)	5,190	5,345
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	7,530	7,916
M/I Homes, Inc. 6.750%, 1/15/21	4,675	4,675
Marriott International, Inc. Series N, 3.125%, 10/15/21	13,545	14,080
MGM Growth Properties Operating Partnership LP 144A 5.625%, 5/1/24(3)	1,740	1,840
MGM Resorts International 6.750%, 10/1/20	4,500	4,939

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Newell Rubbermaid, Inc.
3.150%, 4/1/21	$1,925	$2,006
3.850%, 4/1/23	825	875
4.200%, 4/1/26	1,665	1,806
Numericable Group SA
144A 6.000%, 5/15/22(3)	4,580	4,471
144A 7.375%, 5/1/26(3)	7,075	7,004
QVC, Inc. 3.125%, 4/1/19	12,765	13,104
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	5,625	5,681
Toll Brothers Finance Corp.
4.000%, 12/31/18	5,080	5,278
6.750%, 11/1/19	9,716	10,979
5.625%, 1/15/24	915	954
4.875%, 11/15/25	8,520	8,456
Tri Pointe Group, Inc.
4.375%, 6/15/19	13,872	14,011
4.875%, 7/1/21	3,740	3,749
Wyndham Worldwide Corp. 2.500%, 3/1/18	2,960	2,991

		204,603

Consumer Staples—0.4%
CVS Health Corp. 2.125%, 6/1/21	2,770	2,803
ESAL GmbH 144A 6.250%, 2/5/23(3)	8,600	8,535
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	14,325	15,452

		26,790

Energy—5.6%
Afren plc 144A 11.500%, 2/1/17(3)(10)	4,674	40
Alberta Energy Co., Ltd. 8.125%, 9/15/30	8,110	9,018
Anadarko Petroleum Corp.
4.850%, 3/15/21	3,845	4,083
5.550%, 3/15/26	5,455	6,038
Antero Resources Corp. 5.625%, 6/1/23	6,835	6,664
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	4,595	4,377
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	4,150	4,015
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	3,795	3,902
Cimarex Energy Co. 4.375%, 6/1/24	11,490	12,021
CNOOC Finance Propriety Ltd. 2.625%, 5/5/20	5,800	5,854
Concho Resources, Inc. 5.500%, 4/1/23	9,345	9,415
Continental Resources, Inc.

	PAR VALUE	VALUE
Energy—(continued)
5.000%, 9/15/22	$5,035	$4,932
4.500%, 4/15/23	3,035	2,845
Ecopetrol S.A. 5.875%, 9/18/23	20,920	21,548
Enbridge Energy Partners LP 4.375%, 10/15/20	3,930	4,038
Encana Corp. 3.900%, 11/15/21	7,960	7,719
Energy Transfer Partners LP 5.200%, 2/1/22	4,855	5,116
EP Energy LLC (Everest Acquisition Finance, Inc.) 9.375%, 5/1/20	11,345	8,083
FTS International, Inc. 6.250%, 5/1/22	2,245	887
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	4,800	5,268
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	20,300	21,752
Kunlun Energy Co., Ltd. 144A 2.875%, 5/13/20(3)	5,000	5,085
Linn Energy LLC 6.500%, 5/15/19(10)	9,980	1,809
Lukoil OAO International Finance BV 144A 3.416%, 4/24/18(3)	6,000	6,076
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	3,500	3,351
MPLX LP 144A 5.500%, 2/15/23(3)	11,935	12,138
Newfield Exploration Co. 5.625%, 7/1/24	7,925	7,925
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	18,475	16,905
Occidental Petroleum Corp.
2.600%, 4/15/22	885	907
3.400%, 4/15/26	725	765
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(10)	13,565	2,577
Petrobras Global Finance BV
8.375%, 5/23/21	10,160	10,510
8.750%, 5/23/26	405	409
Petroleos de Venezuela SA
8.500%, 11/2/17	27,550	19,341
144A 6.000%, 5/16/24(3)	12,980	4,623
Petroleos Mexicanos
4.875%, 1/24/22	16,470	16,836
144A 6.875%, 8/4/26(3)	13,475	15,065
PHI, Inc. 5.250%, 3/15/19	6,275	5,836
Pride International, Inc. 8.500%, 6/15/19	4,065	4,136
QEP Resources, Inc.
6.875%, 3/1/21	5,220	5,298
5.250%, 5/1/23	9,530	8,815
Range Resources Corp.

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
5.000%, 8/15/22	$3,730		$3,534
5.000%, 3/15/23	8,025		7,564
Regency Energy Partners LP 5.000%, 10/1/22	17,910		18,380
Sabine Oil & Gas Corp. 7.250%, 6/15/19(10)	9,035		226
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000		8,120
6.250%, 3/15/22	8,415		8,667
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	11,750		11,779
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	6,435		6,966
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	16,520		16,479
Transocean, Inc.
6.800%, 12/15/16(2)	9,280		9,408
6.800%, 3/15/38	7,800		5,128
YPF S.A. 144A 8.500%, 3/23/21(3)	7,000		7,527

			399,800

Financials—14.5%
ABN AMRO Bank N.V. 144A 4.250%, 2/2/17(3)	4,425		4,502
AerCap Ireland Capital Ltd. (Aercap Global Aviation Trust) 3.950%, 2/1/22	3,670		3,670
Air Lease Corp. 2.625%, 9/4/18	5,495		5,494
Akbank TAS 144A 7.500%, 2/5/18(3)	33,705	TRY	11,090
Ally Financial, Inc.
4.250%, 4/15/21	10,530		10,517
5.750%, 11/20/25	7,090		7,134
American Campus Communities LP 3.350%, 10/1/20	2,040		2,119
Ares Capital Corp.
4.875%, 11/30/18	1,545		1,617
3.875%, 1/15/20	4,286		4,437
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	14,195		14,555
Aviation Capital Group Corp.
144A 3.875%, 9/27/16(3)	10,380		10,408
144A 2.875%, 9/17/18(3)	4,415		4,371
Banco de Credito del Peru 144A 4.250%, 4/1/23(3)	15,500		16,430
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	16,550		16,849
Bank of America Corp.
2.000%, 1/11/18	14,905		15,007
5.490%, 3/15/19	2,868		3,101

	PAR VALUE		VALUE
Financials—(continued)
4.450%, 3/3/26	$10,475		$10,962
Bank of Baroda 144A 4.875%, 7/23/19(3)	11,775		12,568
Bank of India
144A 3.250%, 4/18/18(3)	10,470		10,680
144A 3.625%, 9/21/18(3)	10,200		10,364
Barclays Bank plc 144A 6.050%, 12/4/17(3)	13,130		13,750
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(4)	16,280		17,745
Berkshire Hathaway, Inc.
2.200%, 3/15/21	845		872
2.750%, 3/15/23	1,695		1,752
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	7,105		8,140
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	4,570,000	CLP	7,060
Brixmor Operating Partnership LP 3.875%, 8/15/22	5,570		5,723
Capital One N.A. 2.400%, 9/5/19	5,000		5,082
Citigroup, Inc.
5.500%, 2/15/17	11,730		12,032
4.600%, 3/9/26	10,445		11,046
6.250%, 12/29/49(2)	17,805		18,361
Comerica Bank, Inc. 5.750%, 11/21/16	5,940		6,036
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(3)	10,000		10,672
Corpbanca SA 144A 3.875%, 9/22/19(3)	4,000		4,191
Digital Realty Trust LP
3.400%, 10/1/20	11,735		12,198
3.950%, 7/1/22	8,175		8,565
Discover Bank 8.700%, 11/18/19	1,750		2,061
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	14,685		13,510
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475		6,746
Fifth Third Bancorp 4.500%, 6/1/18	6,745		7,099
First Tennessee Bank N.A. 2.950%, 12/1/19	4,500		4,520
Ford Motor Credit Co. LLC 5.000%, 5/15/18	10,000		10,595
FS Investment Corp. 4.250%, 1/15/20	7,725		7,912
General Motors Financial Co., Inc.
3.500%, 7/10/19	9,715		10,060
4.200%, 3/1/21	7,300		7,646
Genworth Holdings, Inc. 7.625%, 9/24/21	6,910		5,917

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	$24,315		$25,162
Government Properties Income Trust 3.750%, 8/15/19	2,905		2,980
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	27,755		27,547
HBOS plc 144A 6.750%, 5/21/18(3)	685		735
HCP, Inc. 3.750%, 2/1/19	4,035		4,178
HSBC USA, Inc. 2.625%, 9/24/18	19,485		19,789
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065		20,026
Hutchison Whampoa International Ltd. Series 12 144A 6.000% (2)(3)(6)(7)	13,210		13,606
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 3.500%, 3/15/17	965		972
5.875%, 2/1/22	12,875		12,167
ICICI Bank Ltd. RegS 4.700%, 2/21/18(4)	13,000		13,531
ICICI Bank Ltd. Dubai 144A 4.000%, 3/18/26(3)	6,505		6,613
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	6,275		6,520
International Lease Finance Corp. 3.875%, 4/15/18	7,635		7,775
iStar Financial, Inc.
4.875%, 7/1/18	12,250		11,867
5.000%, 7/1/19	6,210		5,822
Jefferies Group LLC
5.125%, 4/13/18	6,541		6,842
6.875%, 4/15/21	3,725		4,231
JPMorgan Chase & Co. 6.125%, 6/27/17	8,850		9,256
Kimco Realty Corp. 3.400%, 11/1/22	10,605		11,118
Lazard Group LLC 4.250%, 11/14/20	7,765		8,266
Lincoln National Corp.
8.750%, 7/1/19	15,040		17,791
6.050%, 4/20/67(2)(7)	2,885		1,926
Macquarie Group Ltd.
144A 3.000%, 12/3/18(3)	4,870		5,002
144A 6.000%, 1/14/20(3)	10,950		12,208
McGraw Hill Financial, Inc. 3.300%, 8/14/20	15,097		15,797
Mitsubishi UFJ Financial Group, Inc. 2.950%, 3/1/21	2,500		2,590
Morgan Stanley
144A 10.090%, 5/3/17(3)	22,595	BRL	6,858
4.350%, 9/8/26	20,295		21,242

	PAR VALUE	VALUE
Financials—(continued)
MPT Operating Partnership LP (MPT Finance Corp.) 6.375%, 2/15/22	$1,150	$1,193
MUFG Union Bank NA 2.625%, 9/26/18	2,700	2,759
New York Life Global Funding 144A 1.950%, 2/11/20(3)	2,855	2,891
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(5)	7,800	7,995
PNC Funding Corp. 5.625%, 2/1/17	3,130	3,207
Prudential Financial, Inc. 8.875%, 6/15/38(2)(7)	11,200	12,320
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	7,750	7,815
Regions Bank 7.500%, 5/15/18	2,369	2,599
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 5.298%, 12/27/17(3)	13,655	14,039
144A 5.100%, 7/25/18(3)(5)	8,750	9,019
Santander Holdings USA, Inc.
2.700%, 5/24/19	10,650	10,676
2.650%, 4/17/20	7,540	7,446
SBA Telecommunications LLC (Tower Trust)
144A 2.933%, 12/15/17(3)	13,275	13,298
144A 3.156%, 10/15/20(3)	6,050	6,133
Sberbank of Russia Via Sb Capital SA RegS 5.180%, 6/28/19(4)(5)	7,000	7,466
Select Income REIT 4.150%, 2/1/22	18,910	19,001
Senior Housing Properties Trust 3.250%, 5/1/19	6,685	6,713
Springleaf Finance Corp. 5.250%, 12/15/19	9,585	8,962
State Street Corp. 4.956%, 3/15/18(7)	24,025	25,180
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,189
5.450%, 12/1/17	3,750	3,945
TIAA Asset Management Finance Co. LLC 144A 2.950%, 11/1/19(3)	2,850	2,920
Toronto-Dominion Bank (The) 2.125%, 4/7/21	11,005	11,201
Trinity Acquisition plc
3.500%, 9/15/21	1,485	1,539
4.400%, 3/15/26	9,145	9,553
Turkiye Garanti Bankasi AS 144A 4.750%, 10/17/19(3)	8,500	8,743
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	12,630	12,694
Turkiye Vakiflar Bankasi Tao 144A 3.750%, 4/15/18(3)	4,000	4,016
Unum Group 7.125%, 9/30/16	6,620	6,707

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	$7,100	$7,482
2.700%, 4/1/20	2,948	3,009
Vnesheconombank (VEB Finance plc) 144A 6.902%, 7/9/20(3)	16,000	17,343
Voya Financial, Inc. 2.900%, 2/15/18	9,619	9,799
Wells Fargo & Co.
5.125%, 9/15/16	5,000	5,039
(Wachovia Corp.) 5.625%, 10/15/16	2,500	2,532
Welltower, Inc. 4.125%, 4/1/19	4,100	4,338
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	19,265	20,051
Willis North America, Inc. 6.200%, 3/28/17	4,960	5,120
XLIT Ltd. Series E, 2.300%, 12/15/18	9,730	9,830
Zions Bancorp 4.500%, 3/27/17	12,675	12,844

		1,030,189

Health Care—2.2%
AbbVie, Inc.
2.500%, 5/14/20	11,705	11,982
3.200%, 11/6/22	1,940	2,006
Actavis Capital S.a.r.l.
(Actavis Funding) 3.000%, 3/12/20	2,825	2,911
(Actavis Funding) 3.450%, 3/15/22	3,815	3,963
Alere, Inc. 6.500%, 6/15/20	6,175	6,175
Community Health Systems, Inc. 5.125%, 8/1/21	4,790	4,778
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	1,510	1,295
Endo Finance LLC 144A 6.000%, 7/15/23(3)	720	637
Express Scripts Holding Co. 3.300%, 2/25/21	2,330	2,443
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	13,430	14,174
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	2,590	2,661
HCA, Inc. 6.500%, 2/15/20	19,575	21,704
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	8,625	8,905
Mylan NV
144A 3.000%, 12/15/18(3)	5,360	5,488
144A 3.150%, 6/15/21(3)	4,065	4,128
Owens & Minor, Inc. 3.875%, 9/15/21	2,485	2,575
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	4,175	4,258
Tenet Healthcare Corp.

	PAR VALUE	VALUE
Health Care—(continued)
4.750%, 6/1/20	$4,650	$4,786
4.153%, 6/15/20(2)	4,045	4,015
6.000%, 10/1/20	9,560	10,134
8.125%, 4/1/22	6,595	6,792
Universal Health Services, Inc. 144A 4.750%, 8/1/22(3)	4,515	4,592
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	3,060	2,630
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	5,130	5,193
3.150%, 4/1/22	12,805	13,129
Zoetis, Inc. 3.450%, 11/13/20	2,780	2,870

		154,224

Industrials—3.8%
ADT Corp. (The) 6.250%, 10/15/21	13,700	14,707
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	19,071	19,166
America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21	40,537	43,425
BAE Systems Holdings, Inc. 144A 2.850%, 12/15/20(3)	4,655	4,757
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	15,692	15,064
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	10,298	10,723
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	8,179	8,588
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	7,110	6,914
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	8,380	8,935
99-2, C2 AMBC 6.236%, 3/15/20	8,922	9,457
00-1, A1 8.048%, 11/1/20	4,270	4,665
01-1, A1 6.703%, 6/15/21	4,878	5,122
07-1, B 6.903%, 4/19/22	5,024	5,251
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	7,065	6,791
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	1,535	1,588
Masco Corp. 5.950%, 3/15/22	18,385	20,557
Penske Truck Leasing Co. LP
RegS 2.500%, 6/15/19(4)	3,470	3,499
144A 3.375%, 2/1/22(3)	8,365	8,532
SCF Capital Ltd. 144A 5.375%, 6/16/23(3)	8,460	8,498
Standard Industries, Inc. 144A 5.125%, 2/15/21(3)	705	724

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Toledo Edison Co. (The) 7.250%, 5/1/20	$224	$261
U.S. Airways Pass-Through-Trust 12-2, C 5.450%, 6/3/18	13,180	13,460
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	23,203	24,596
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	4,800	4,841
United Rentals North America, Inc. 4.625%, 7/15/23	13,600	13,736
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	8,970	9,263

		273,120

Information Technology—1.3%
Apple, Inc.
2.250%, 2/23/21	9,210	9,477
2.850%, 2/23/23	3,735	3,925
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 3.480%, 6/1/19(3)	930	953
144A 4.420%, 6/15/21(3)	2,070	2,128
144A 5.875%, 6/15/21(3)	2,195	2,252
144A 5.450%, 6/15/23(3)	3,715	3,852
Dun & Bradstreet Corp. (The)
3.250%, 12/1/17	12,110	12,195
4.000%, 6/15/20	4,660	4,840
Electronic Arts, Inc. 3.700%, 3/1/21	2,265	2,375
Fidelity National Information Services, Inc. 3.625%, 10/15/20	6,750	7,134
Hewlett Packard Enterprise Co.
144A 2.850%, 10/5/18(3)	9,690	9,922
144A 3.600%, 10/15/20(3)	1,845	1,926
LAM Research Corp. 2.800%, 6/15/21	915	937
NXP BV ( NXP Funding LLC) 144A 4.625%, 6/1/23(3)	4,675	4,768
NXP BV (NXP Funding LLC) 144A 4.125%, 6/1/21(3)	6,700	6,817
Oracle Corp.
1.900%, 9/15/21	3,530	3,544
2.400%, 9/15/23	4,315	4,335
Western Digital Corp. 144A 7.375%, 4/1/23(3)	3,030	3,235

	PAR VALUE	VALUE
Information Technology—(continued)
144A 10.500%, 4/1/24(3)	$10,290	$11,036

		95,651

Materials—1.9%
Airgas, Inc. 3.050%, 8/1/20	890	926
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	7,426
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	2,705	2,763
Ardagh Packaging Finance plc (Ardagh Holdings USA, Inc.) 144A 4.625%, 5/15/23(3)	10,340	10,185
Cemex SAB de CV RegS 6.500%, 12/10/19(4)	5,200	5,558
CRH America, Inc. 8.125%, 7/15/18	4,770	5,356
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	6,820	7,570
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	3,070	2,717
3.875%, 3/15/23	7,645	6,728
Gerdau Trade, Inc.144A 5.750%, 1/30/21(3)	1,700	1,620
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	7,630	7,744
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	5,870	5,885
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	17,090	18,115
Packaging Corp. of America 3.900%, 6/15/22	7,215	7,650
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	12,945	13,404
144A 4.127%, 7/15/21(2)(3)	3,100	3,116
144A 5.125%, 7/15/23(3)	1,600	1,622
144A 7.000%, 7/15/24(3)	110	113
Teck Resources Ltd. 144A 8.000%, 6/1/21(3)	1,570	1,621
United States Steel Corp. 7.375%, 4/1/20	941	890
Vale Overseas Ltd. 5.875%, 6/10/21	7,475	7,503
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	17,325	14,921

		133,433

Telecommunication Services—1.9%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	10,620	10,467
AT&T, Inc.
5.800%, 2/15/19	11,000	12,192
2.800%, 2/17/21	7,200	7,388
4.125%, 2/17/26	6,955	7,471
CenturyLink, Inc.
Series V 5.625%, 4/1/20	12,735	13,229

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Series Y 7.500%, 4/1/24	$5,185	$5,250
Crown Castle International Corp. 3.700%, 6/15/26	870	895
Crown Castle Towers LLC
144A 6.113%, 1/15/20(3)	5,900	6,563
144A 3.222%, 5/15/22(3)	3,000	3,118
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	10,365	8,707
Frontier Communications Corp.
8.500%, 4/15/20	5,200	5,538
8.875%, 9/15/20	3,380	3,621
10.500%, 9/15/22	3,650	3,876
Sprint Communications, Inc. 6.000%, 11/15/22	14,060	11,134
Sprint Corp. 7.250%, 9/15/21	4,080	3,499
T-Mobile USA, Inc. 6.542%, 4/28/20	7,905	8,152
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,880
West Corp. 144A 4.750%, 7/15/21(3)	6,175	6,160
Windstream Corp. 7.750%, 10/15/20	12,125	11,943

		132,083

Utilities—1.1%
AmeriGas Partners LP 7.000%, 5/20/22	9,275	9,837
Dominion Resources, Inc. 2.962%, 7/1/19(2)	1,760	1,792
Exelon Corp. 2.850%, 6/15/20	18,845	19,442
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	9,800	9,938
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	8,800	10,080
State Grid Overseas Investment Ltd.
144A 1.750%, 5/22/18(3)	5,000	5,019
144A 2.750%, 5/7/19(3)	9,370	9,650
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	10,340	9,151

		74,909

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $2,539,693)		2,524,802

LOAN AGREEMENTS(2)—11.3%
Consumer Discretionary—3.1%
Altice U.S. Finance I Corp. 4.250%, 12/14/22	12,838	12,819
Aristocrat Leisure Ltd. 4.750%, 10/20/21	6,930	6,955
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	6,103	6,107
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 11.500%, 10/31/16(11)	3,616	3,688
Tranche B-6, 9.750%, 3/1/17(11)	3,861	3,878

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	$7,800	$7,484
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	4,263	4,020
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	5,693	5,556
Cengage Learning, Inc. 0.000%, 6/7/23(8)	4,783	4,735
Charter Communications Operating LLC (CCO Safari LLC)
Tranche E, 3.000%, 7/1/20	6,305	6,270
Tranche F, 3.000%, 1/3/21	14,269	14,206
3.500%, 1/24/23	2,872	2,878
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	5,909	5,917
CSC Holdings, Inc. 5.000%, 10/9/22	16,748	16,807
Delta 2 (Lux) S.a.r.l. Tranche B-3, 4.750%, 7/30/21	7,421	7,158
El Dorado Resorts, Inc. 4.250%, 7/25/22	2,750	2,760
Hilton Worldwide Finance LLC 3.500%, 10/26/20	12,775	12,801
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	7,912	7,227
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	6,820	6,825
Libbey Glass, Inc. 3.750%, 4/9/21	5,707	5,689
MGM Growth Properties 4.000%, 4/25/23	7,148	7,173
PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	17,507	17,457
Scientific Games International, Inc.
6.000%, 10/18/20	2,771	2,740
Tranche B-2, 6.000%, 10/1/21	3,375	3,333
Seminole Tribe of Florida, Inc. 3.000%, 4/29/20	6,898	6,920
ServiceMaster Co. LLC (The) 4.250%, 7/1/21	8,355	8,375
Sinclair Television Group, Inc. Tranche B-1, 3.500%, 7/30/21	11,543	11,543
Six Flags Theme Parks, Inc. Tranche B, 5.250%, 6/30/22	4,979	4,986
Station Casinos LLC Tranche B, 3.750%, 6/8/23	6,362	6,337
Tribune Media Co. Tranche B, 3.750%, 12/27/20	6,930	6,926

		219,570

Consumer Staples—1.6%
Albertson’s LLC Trance B-4, 0.000%, 8/25/21(8)	16,036	16,043
Albertsons LLC Tranche B-5, 0.000%, 12/21/22(8)	2,177	2,179

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—(continued)
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	$13,384	$13,420
Tranche F, 3.250%, 2/24/21	14,520	14,545
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 4.250%, 7/2/22	3,106	3,121
Coty, Inc. Tranche B, 3.750%, 10/27/22	2,754	2,756
Dell International Inc. Tranche B, First Lien 0.000%, 6/2/23(8)	13,017	12,988
Galleria Co. Tranche B, 3.750%, 1/26/23	5,523	5,526
Hostess Brands LLC Tranche B, First Lien, 4.500%, 8/3/22	13,630	13,641
Kronos
First Lien, 4.500%, 10/30/19	21,860	21,838
Second Lien, 9.750%, 4/30/20	4,851	4,896
Pinnacle Foods Corp. Finance LLC Tranche I 3.750%, 1/13/23	988	994

		111,947

Energy—0.2%
EP Energy LLC (Everest Acquisition LLC)
Tranche B-3, 3.500%, 5/24/18	4,100	3,608
Tranche B-2, 4.500%, 4/30/19	768	676
Paragon Offshore Finance Co. 5.250%, 7/16/21(11)	9,933	2,623
Seadrill Operating LP 4.000%, 2/21/21	8,838	3,981

		10,888

Financials—1.0%
Asurion LLC Tranche B-4, 5.000%, 8/4/22	6,217	6,144
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	2,572	2,580
Second Lien, 6.000%, 4/30/20	6,047	6,077
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	6,156	6,118
Delos Finance S.a.r.l. 3.500%, 3/6/21	21,956	21,967
iStar Financial 5.500%, 7/1/20	3,209	3,213
Realogy Corp. Tranche B, 3.750%, 3/5/20	15,479	15,481
TransUnion LLC Tranche B-2, 3.500%, 4/9/21	10,096	9,990

		71,570

Health Care—1.2%
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	8,970	8,961

	PAR VALUE	VALUE
Health Care—(continued)
Change Healthcare Holdings, Inc. Tranche B-2, 3.750%, 11/2/18	$5,236	$5,236
Community Health Systems, Inc. (CHS) Tranche F, 3.920%, 12/31/18	7,911	7,857
Endo Luxembourg Finance Co. S.a.r.l. Tranche B, 3.750%, 9/26/22	5,543	5,465
Envision Healthcare Corp. 4.250%, 5/25/18	6,558	6,565
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	8,750	8,750
Multiplan, Inc. 5.000%, 6/7/23	3,652	3,666
Quintiles Transnational Corp. Tranche B, 3.250%, 5/12/22	2,452	2,456
Quorum Health Corp. 6.750%, 4/29/22	6,327	6,351
RPI Finance Trust Tranche B-4, 3.500%, 11/9/20	5,877	5,880
Team Health, Inc. Tranche B, 3.750%, 11/23/22	7,590	7,606
U.S. Renal Care, Inc. First Lien, 5.250%, 12/30/22	5,366	5,366
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 4.500%, 2/13/19	11,801	11,502

		85,661

Industrials—1.5%
American Airlines, Inc.
3.250%, 6/27/20	10,991	10,871
3.500%, 10/10/21	10,886	10,815
Tranche B, 3.500%, 4/28/23	16,065	15,920
AWAS Finance Luxembourg S.A. 3.500%, 7/16/18	6,953	6,965
Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	7,044	6,692
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	5,199	5,172
McGraw-Hill Global Education Holdings LLC Tranche B, 5.000%, 5/4/22	10,840	10,843
Nortek, Inc. Incremental-1, 3.500%, 10/30/20	9,561	9,513
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	16,695	16,662
United Airlines, Inc. (f/k/a Continental Airlines, Inc.) Tranche B-1, 3.500%, 9/15/21	4,733	4,732
Waste Industries USA, Inc. 4.250%, 2/27/20	9,825	9,859

		108,044

Information Technology—1.3%
Abacus Innovations Corp.(Leidos, Inc.) 0.000%, 6/9/23(8)	5,366	5,368
Blue Coat Holdings LLC, Inc. 4.500%, 5/20/22	5,391	5,391
First Data Corp.

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Tranche 2021, 4.450%, 3/24/21	$29,797	$29,747
Tranche 2022, 4.200%, 7/8/22	6,007	5,966
Infinity Acquisition Ltd. 4.250%, 8/6/21	6,033	5,803
Mitchell International, Inc.
4.500%, 10/13/20	4,993	4,930
Second Lien, 8.500%, 10/11/21	9,963	9,274
NXP BV (NXP Funding LLC) Tranche B, 3.750%, 12/7/20	6,743	6,766
ON Semiconductor 5.250%, 3/31/23	3,399	3,418
Presidio, Inc. Refinancing, 5.250%, 2/2/22	8,462	8,344
SS&C European Holdings S.a.r.l.
Tranche A-1, 3.210%, 7/8/20	860	853
Tranche B-2, 4.000%, 7/8/22	729	730
SS&C Technologies Holdings Europe S.a.r.l. Tranche A-2, 3.210%, 7/8/20	1,334	1,324
SS&C Technologies, Inc. Tranche B-1, 4.000%, 7/8/22	5,324	5,332

		93,246

Materials—0.5%
Berry Plastics Corp. Tranche H, 3.750%, 10/1/22	7,888	7,839
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	7,121	6,954
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	6,309	6,056
Huntsman International LLC Tranche B, 4.250%, 4/1/23	3,914	3,923
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	5,697	5,606
Owens Illinois, Inc. Tranche B, 3.500%, 9/1/22	1,975	1,975
PolyOne Corp. Tranche B-1, 3.500%, 11/11/22	4,873	4,873

		37,226

Telecommunication Services—0.2%
Level 3 Financing, Inc.
Tranche B-III, 4.000%, 8/1/19	6,319	6,323
Tranche B-II, 3.500%, 5/31/22	5,842	5,830

		12,153

Utilities—0.7%
Calpine Construction Finance Co. LP Tranche B-1, 3.000%, 5/3/20	8,278	8,103
Dynegy Finance IV, Inc. 0.000%, 6/22/23(8)	9,128	9,005
NRG Energy, Inc. 0.000%, 6/14/23(8)	17,822	17,713

	PAR VALUE		VALUE
Utilities—(continued)
State of Santa Catarina (The) 4.000%, 12/27/22	$12,561		$10,614
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.930%, 10/10/17(11)	5,925		2,000

			47,435

TOTAL LOAN AGREEMENTS (Identified Cost $818,436)			797,740

	SHARES		VALUE
PREFERRED STOCKS—0.8%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	8,645	(9)	8,609

Financials—0.7%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	2,295	(9)	2,289
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	12,070	(9)	12,115
JPMorgan Chase & Co. Series V, 5.000%(2)	4,395	(9)	4,203
JPMorgan Chase & Co. Series Z, 5.300%(2)	3,985	(9)	3,980
Wells Fargo & Co. Series K, 7.980%(2)	16,155	(9)	16,902
XLIT Ltd. Series E, 6.50%(2)	12,790	(9)	8,889

			48,378

TOTAL PREFERRED STOCKS (Identified Cost $61,067)			56,987

COMMON STOCK—0.0%
Energy—0.0%
Carrizo Oil & Gas, Inc.(13)	81,869		2,935

TOTAL COMMON STOCK (Identified Cost $3,169)			2,935

AFFILIATED MUTUAL FUND—0.9%
Virtus Credit Opportunities Fund Class R6(12)	6,989,143		67,445

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $69,865)			67,445

TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $7,027,391)			6,992,718

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.5%
Money Market Mutual Fund—0.5%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(12)	35,251,869	$35,252

TOTAL SHORT-TERM INVESTMENT (Identified Cost $35,252)		35,252

TOTAL INVESTMENTS—99.2% (Identified Cost $7,062,643)		7,027,970	(1)
Other assets and liabilities, net—0.8%		53,275

NET ASSETS—100.0%		$7,081,245

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2016.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $2,738,783 or 38.7% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	This loan will settle after June 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.
(13)	Non-income producing.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	81%
Australia	1
Brazil	1
Canada	1
India	1
Luxembourg	1
Turkey	1
Other	13

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,283,547	$—	$1,275,393	$8,154
Corporate Bonds And Notes	2,524,802	—	2,524,576	226
Foreign Government Securities	401,283	—	401,283	—
Loan Agreements	797,740	—	787,126	10,614
Mortgage-Backed Securities	1,817,778	—	1,817,778	—
Municipal Bonds	3,902	—	3,902	—
U.S. Government Securities	36,299	—	36,299	—
Equity Securities:
Affiliated Mutual Fund	67,445	67,445	—	—
Preferred Stocks	56,987	—	56,987	—
Common Stock	2,935	2,935	—	—
Short-Term Investment	35,252	35,252	—	—

Total Investments	$7,027,970	$105,632	$6,903,344	$18,994

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Loan Agreements	Corporate Bonds and Notes
Balance as of September 30, 2015:	$24,541	12,296	12,245	—
Accrued discount/(premium)	(91)	—	(91)	—
Realized gain (loss)	(77)	7	(84)	—
Change in unrealized appreciation /(depreciation)	(114)	(28)	(86)	—
Purchases	—	—	—	—
Sales(b)	(5,491)	(4,121)	(1,370)	—
Transfers into Level 3 (a)	226 (c)	—	—	226	(c)
Transfers from Level 3 (a)	—	—	—	—

Balance as of June 30, 2016	$18,994	$8,154	$10,614	$226

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	The transfers into Level 3 are due to a decrease in trading activities at period end.

None of the securities in this table are internally fair valued

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.5%
Real Estate Investment Trusts—98.5%
DATA CENTERS—10.2%
Coresite Realty Corp.	270,900	$24,026
Digital Realty Trust, Inc.	507,850	55,351
Equinix, Inc.	138,600	53,739

		133,116

DIVERSIFIED—2.4%
Vornado Realty Trust	312,400	31,278

		31,278

HEALTH CARE—8.6%
Healthcare Realty Trust, Inc.	608,775	21,301
Healthcare Trust of America, Inc.	1,007,200	32,573
Ventas, Inc.	500,361	36,436
Welltower, Inc.	287,241	21,879

		112,189

INDUSTRIAL/OFFICE—22.4%
Industrial—9.4%
DCT Industrial Trust, Inc.	950,303	45,653
Duke Realty Corp.	1,398,952	37,296
Liberty Property Trust	150,966	5,996
Prologis, Inc.	672,202	32,965

		121,910

Office—13.0%
Boston Properties, Inc.	111,983	14,771
Cousins Properties, Inc.	1,415,770	14,724
Douglas Emmett, Inc.	765,829	27,202
Highwoods Properties, Inc.	654,942	34,581
Kilroy Realty Corp.	702,942	46,598
Paramount Group, Inc.	1,808,236	28,823
SL Green Realty Corp.	27,477	2,925

		169,624

Total Industrial / Office		291,534

LODGING/RESORTS—4.8%
Host Hotels & Resorts, Inc.	1,058,986	17,166

	SHARES	VALUE
Real Estate Investment Trusts—(continued)
LaSalle Hotel Properties	179,628	$4,236
Pebblebrook Hotel Trust	760,463	19,962
RLJ Lodging Trust	951,652	20,413

		61,777

RESIDENTIAL—16.0%
Apartments—12.4%
American Campus Communities, Inc.	349,617	18,484
AvalonBay Communities, Inc.	204,990	36,978
Camden Property Trust	40,386	3,571
Equity Residential	552,945	38,087
Essex Property Trust, Inc.	285,740	65,175

		162,295

Manufactured Homes—2.2%
Equity LifeStyle Properties, Inc.	238,553	19,096
Sun Communities, Inc.	121,600	9,319

		28,415

Single Family Homes—1.4%
American Homes 4 Rent Class A	872,300	17,865

Total Residential		208,575

RETAIL—25.7%
Free Standing—2.6%
STORE Capital Corp.	1,161,443	34,205

		34,205

Regional Malls—12.3%
General Growth Properties, Inc.	1,057,575	31,537
Simon Property Group, Inc.	594,041	128,847

		160,384

Shopping Centers—10.8%
Brixmor Property Group, Inc.	908,696	24,044
Federal Realty Investment Trust	223,700	37,034
Regency Centers Corp.	447,700	37,486
Tanger Factory Outlet Centers, Inc.	1,038,432	41,724

		140,288

Total Retail		334,877

SELF STORAGE—8.4%
CubeSmart	799,650	24,693

See Notes to Schedules of Investments

1

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Real Estate Investment Trusts—(continued)
Extra Space Storage, Inc.	394,183	$36,478
Public Storage	185,020	47,289

		108,460

TOTAL COMMON STOCKS (Identified Cost $769,971)		1,281,806

TOTAL LONG TERM INVESTMENTS—98.5% (Identified Cost $769,971)		1,281,806

TOTAL INVESTMENTS—98.5% (Identified Cost $769,971)		1,281,806	(1)
Other assets and liabilities, net—1.5%		19,684

NET ASSETS—100.0%		$1,301,490

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,281,806	$1,281,806

Total Investments	$1,281,806	$1,281,806

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.3%
Consumer Discretionary—9.6%
Advance Auto Parts, Inc.	1,250	$202
Amazon.com, Inc.(2)	6,930	4,959
AutoNation, Inc.(2)	1,260	59
AutoZone, Inc.(2)	510	405
Bed Bath & Beyond, Inc.	2,800	121
Best Buy Co., Inc.	4,830	148
BorgWarner, Inc.	3,740	110
CarMax, Inc.(2)	3,360	165
Carnival Corp.	7,730	342
CBS Corp. Class B	7,250	395
Chipotle Mexican Grill, Inc.(2)	510	205
Coach, Inc.	4,740	193
Comcast Corp. Class A	43,230	2,818
Darden Restaurants, Inc.	1,990	126
Delphi Automotive plc	4,760	298
Discovery Communications, Inc. Class A(2)	2,580	65
Discovery Communications, Inc. Class C(2)	4,090	98
Dollar General Corp.	4,970	467
Dollar Tree, Inc.(2)	4,160	392
Expedia, Inc.	2,020	215
Foot Locker, Inc.	2,320	127
Ford Motor Co.	67,660	851
Gap, Inc. (The)	3,810	81
Garmin Ltd.	2,010	85
General Motors Co.	24,530	694
Genuine Parts Co.	2,570	260
Goodyear Tire & Rubber Co. (The)	4,600	118
H&R Block, Inc.	4,030	93
Hanesbrands, Inc.	6,660	167
Harley-Davidson, Inc.	3,160	143
Harman International Industries, Inc.	1,210	87
Hasbro, Inc.	1,940	163
Home Depot, Inc. (The)	21,950	2,803
Horton (D.R.), Inc.	5,630	177
Interpublic Group of Cos., Inc. (The)	6,920	160
Johnson Controls, Inc.	11,450	507
Kohl’s Corp.	3,240	123
L Brands, Inc.	4,360	293
Leggett & Platt, Inc.	2,320	119
Lennar Corp. Class A	3,080	142
LKQ Corp.(2)	5,230	166

	SHARES	VALUE
Consumer Discretionary—(continued)
Lowe’s Cos., Inc.	15,690	$1,242
Macy’s, Inc.	5,310	178
Marriott International, Inc. Class A	3,260	217
Mattel, Inc.	5,850	183
McDonald’s Corp.	15,500	1,865
Michael Kors Holdings Ltd.(2)	3,060	151
Mohawk Industries, Inc.(2)	1,090	207
Netflix, Inc.(2)	7,610	696
Newell Rubbermaid, Inc.	8,100	393
News Corp. Class A	6,500	74
News Corp. Class B	1,840	21
NIKE, Inc. Class B	23,430	1,293
Nordstrom, Inc.	2,180	83
O’Reilly Automotive, Inc.(2)	1,700	461
Omnicom Group, Inc.	4,110	335
Phillips-Van Heusen Corp.	1,390	131
Priceline Group, Inc. (The)(2)	880	1,099
PulteGroup, Inc.	5,430	106
Ralph Lauren Corp.	990	89
Ross Stores, Inc.	7,120	404
Royal Caribbean Cruises Ltd.	2,890	194
Scripps Networks Interactive, Inc. Class A	1,630	102
Signet Jewelers Ltd.	1,350	111
Staples, Inc.	11,110	96
Starbucks Corp.	25,980	1,484
Starwood Hotels & Resorts Worldwide, Inc.	2,890	214
Target Corp.	10,280	718
TEGNA, Inc.	3,760	87
Tiffany & Co.	1,900	115
Time Warner, Inc.	13,900	1,022
TJX Cos., Inc. (The)	11,730	906
Tractor Supply Co.	2,280	208
TripAdvisor, Inc.(2)	1,950	125
Twenty-First Century Fox, Inc. Class A	19,170	519
Twenty-First Century Fox, Inc. Class B	7,380	201
Ulta Salon Cosmetics & Fragrance, Inc.(2)	1,090	266
Under Armour, Inc. Class A(2)	3,110	125
Under Armour, Inc. Class C(2)	3,132	114
Urban Outfitters, Inc.(2)	1,470	40
VF Corp.	5,820	358
Viacom, Inc. Class B	5,940	246
Walt Disney Co. (The)	26,230	2,566
Whirlpool Corp.	1,320	220

See Notes to Schedules of Investments

1

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Wyndham Worldwide Corp.	1,930	$137
Wynn Resorts Ltd.	1,390	126
Yum! Brands, Inc.	7,180	595

		39,265

Consumer Staples—20.0%
Altria Group, Inc.	75,010	5,173
Archer-Daniels-Midland Co.	26,650	1,143
Brown-Forman Corp. Class B	5,000	499
Campbell Soup Co.	9,820	653
Church & Dwight Co., Inc.	5,460	562
Clorox Co. (The)	6,490	898
Coca-Cola Co. (The)	166,150	7,532
Colgate-Palmolive Co.	39,190	2,869
ConAgra Foods, Inc.	21,380	1,022
Constellation Brands, Inc. Class A	11,250	1,861
Costco Wholesale Corp.	19,160	3,009
CVS Health Corp.	46,690	4,470
Dr. Pepper Snapple Group, Inc.	9,340	902
Estee Lauder Cos., Inc. (The) Class A	10,620	967
General Mills, Inc.	26,820	1,913
Hershey Co. (The)	6,900	783
Hormel Foods Corp.	16,190	592
J.M. Smucker Co. (The)	6,080	927
Kellogg Co.	12,170	994
Kimberly-Clark Corp.	16,060	2,208
Kraft Heinz Co. (The)	25,260	2,235
Kroger Co. (The)	45,580	1,677
McCormick & Co., Inc.	5,940	634
Mead Johnson Nutrition Co.	8,510	772
Molson Coors Brewing Co. Class B	9,870	998
Mondelez International, Inc. Class A	62,060	2,824
Monster Beverage Corp.(2)	6,810	1,094
PepsiCo, Inc.	34,960	3,704
Philip Morris International, Inc.	65,050	6,617
Procter & Gamble Co. (The)	112,670	9,540
Reynolds American, Inc.	38,940	2,100
SYSCO Corp.	24,290	1,232
Tyson Foods, Inc. Class A	16,670	1,113
Wal-Mart Stores, Inc.	64,180	4,686
Walgreens Boots Alliance, Inc.	39,120	3,257
Whole Foods Market, Inc.	15,010	481

		81,941

	SHARES	VALUE
Energy—4.8%
Anadarko Petroleum Corp.	8,380	$446
Apache Corp.	6,200	345
Baker Hughes, Inc.	8,320	375
Cabot Oil & Gas Corp.	14,700	378
Chesapeake Energy Corp.(2)	10,200	44
Chevron Corp.	27,980	2,933
Cimarex Energy Co.	1,400	167
Columbia Pipeline Group, Inc.	5,990	153
Concho Resources, Inc.(2)	1,920	229
ConocoPhillips	12,890	562
Devon Energy Corp.	8,730	316
Diamond Offshore Drilling, Inc.	1,520	37
EOG Resources, Inc.	9,580	799
EQT Corp.	2,360	183
Exxon Mobil Corp.	40,860	3,830
FMC Technologies, Inc.(2)	6,000	160
Halliburton Co.	14,700	666
Helmerich & Payne, Inc.	1,580	106
Hess Corp.	4,650	279
Kinder Morgan, Inc.	26,120	489
Marathon Oil Corp.	13,810	207
Marathon Petroleum Corp.	7,810	296
Murphy Oil Corp.	3,260	104
National Oilwell Varco, Inc.	6,740	227
Newfield Exploration Co.(2)	2,940	130
Noble Energy, Inc.	8,280	297
Occidental Petroleum Corp.	9,620	727
ONEOK, Inc.	3,130	149
Phillips 66	6,790	539
Pioneer Natural Resources Co.	5,320	804
Range Resources Corp.	3,940	170
Schlumberger Ltd.	20,760	1,642
Southwestern Energy Co.(2)	7,450	94
Spectra Energy Corp.	13,350	489
Tesoro Corp.	5,400	405
Transocean Ltd.	5,070	60
Valero Energy Corp.	9,390	479
Williams Cos., Inc. (The)	14,420	312

		19,628

Financials—4.9%
Affiliated Managers Group, Inc.(2)	370	52
Aflac, Inc.	2,850	206

See Notes to Schedules of Investments

2

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Allstate Corp. (The)	2,570	$180
American Express Co.	5,760	350
American International Group, Inc.	8,020	424
American Tower Corp.	3,050	347
Ameriprise Financial, Inc.	1,150	103
AON plc	1,830	200
Apartment Investment & Management Co. Class A	1,060	47
Assurant, Inc.	440	38
AvalonBay Communities, Inc.	930	168
Bank of America Corp.	72,630	964
Bank of New York Mellon Corp. (The)	7,670	298
BB&T Corp.	5,830	208
Berkshire Hathaway, Inc. Class B(2)	13,470	1,950
BlackRock, Inc.	890	305
Boston Properties, Inc.	1,050	139
Capital One Financial Corp.	3,580	227
CBRE Group, Inc. Class A(2)	1,980	52
Charles Schwab Corp. (The)	8,520	216
CHUBB Ltd.	3,350	438
Cincinnati Financial Corp.	1,010	76
Citigroup, Inc.	20,670	876
Citizens Financial Group Inc.	3,580	72
CME Group, Inc.	2,430	237
Comerica, Inc.	1,190	49
Crown Castle International Corp.	2,410	244
Digital Realty Trust, Inc.	990	108
Discover Financial Services	2,800	150
E*Trade Financial Corp.(2)	1,920	45
Equinix, Inc.	500	194
Equity Residential	2,490	172
Essex Property Trust, Inc.	440	100
Extra Space Storage, Inc.	850	79
Federal Realty Investment Trust	470	78
Fifth Third Bancorp	5,310	93
Franklin Resources, Inc.	2,540	85
Gallagher (Arthur J.) & Co.	1,180	56
General Growth Properties, Inc.	3,970	118
Goldman Sachs Group, Inc. (The)	2,760	410
Hartford Financial Services Group, Inc. (The)	2,700	120
HCP, Inc.	3,170	112
Host Hotels & Resorts, Inc.	5,120	83
Huntington Bancshares, Inc.	5,390	48

	SHARES	VALUE
Financials—(continued)
Intercontinental Exchange, Inc.	850	$218
Invesco Ltd.	2,830	72
Iron Mountain, Inc.	1,640	65
JPMorgan Chase & Co.	26,040	1,618
KeyCorp	5,670	63
Kimco Realty Corp.	2,810	88
Legg Mason, Inc.	730	22
Leucadia National Corp.	2,270	39
Lincoln National Corp.	1,640	64
Loews Corp.	1,820	75
M&T Bank Corp.	1,080	128
Macerich Co. (The)	860	73
Marsh & McLennan Cos., Inc.	3,740	256
MetLife, Inc.	7,830	312
Moody’s Corp.	1,150	108
Morgan Stanley	10,380	270
NASDAQ OMX Group, Inc. (The)	770	50
Navient Corp.	2,340	28
Northern Trust Corp.	1,460	97
People’s United Financial, Inc.	2,100	31
PNC Financial Services Group, Inc. (The)	3,560	290
Principal Financial Group, Inc.	1,850	76
Progressive Corp. (The)	3,980	133
Prologis, Inc.	3,780	185
Prudential Financial, Inc.	3,020	215
Public Storage	1,070	273
Realty Income Corp.	1,880	130
Regions Financial Corp.	8,730	74
S&P Global, Inc.	1,800	193
Simon Property Group, Inc.	2,220	482
SL Green Realty Corp.	680	72
State Street Corp.	2,720	147
SunTrust Banks, Inc.	3,420	140
Synchrony Financial(2)	5,670	143
T. Rowe Price Group, Inc.	1,690	123
Torchmark Corp.	760	47
Travelers Cos., Inc. (The)	2,100	250
U.S. Bancorp	11,580	467
UDR, Inc.	1,820	67
Unum Group	1,630	52
Ventas, Inc.	2,310	168
Vornado Realty Trust	1,200	120
Wells Fargo & Co.	33,050	1,564

See Notes to Schedules of Investments

3

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Welltower, Inc.	2,420	$184
Weyerhaeuser Co.	5,070	151
Willis Towers Watson PLC	940	117
XL Group plc	1,990	66
Zions Bancorp	1,380	35

		20,158

Health Care—15.5%
Abbott Laboratories	28,330	1,114
AbbVie, Inc.	37,350	2,312
Aetna, Inc.	8,220	1,004
Agilent Technologies, Inc.	7,480	332
Alexion Pharmaceuticals, Inc.(2)	5,160	602
Allergan plc(2)	9,530	2,202
AmerisourceBergen Corp.	4,240	336
Amgen, Inc.	17,270	2,628
Anthem, Inc.	6,110	802
Bard (C.R.), Inc.	1,740	409
Baxter International, Inc.	12,771	577
Becton, Dickinson & Co.	5,000	848
Biogen, Inc.(2)	5,150	1,245
Boston Scientific Corp.(2)	31,420	734
Bristol-Myers Squibb Co.	38,690	2,846
Cardinal Health, Inc.	7,520	587
Celgene Corp.(2)	17,850	1,761
Centene Corp.(2)	3,890	278
Cerner Corp.(2)	6,890	404
Cigna Corp.	5,980	765
Danaher Corp.	20,820	2,103
DaVita HealthCare Partners, Inc.(2)	3,620	280
DENTSPLY SIRONA, Inc.	5,340	331
Edwards Lifesciences Corp.(2)	4,850	484
Eli Lilly & Co.	22,170	1,746
Endo International plc(2)	4,730	74
Express Scripts Holding Co.(2)	15,150	1,148
Gilead Sciences, Inc.	30,350	2,532
HCA Holdings, Inc.(2)	6,860	528
Henry Schein, Inc.(2)	1,890	334
Hologic, Inc.(2)	5,350	185
Humana, Inc.	3,620	651
Illumina, Inc.(2)	3,340	469
Intuitive Surgical, Inc.(2)	860	569
Johnson & Johnson	63,040	7,647

	SHARES		VALUE
Health Care—(continued)
Laboratory Corporation of America Holdings(2)	2,350		$306
Mallinckrodt plc(2)	2,520		153
McKesson Corp.	5,310		991
Medtronic plc	32,370		2,809
Merck & Co., Inc.	64,380		3,709
Mylan NV(2)	9,710		420
Patterson Cos., Inc.	1,850		89
PerkinElmer, Inc.	2,400		126
Perrigo Co. plc	3,270		296
Pfizer, Inc.	139,350		4,906
Quest Diagnostics, Inc.	3,390		276
Regeneron Pharmaceuticals, Inc.(2)	1,800		629
Shire plc ADR	—	(3)	—	(4)
St. Jude Medical, Inc.	6,620		516
Stryker Corp.	7,300		875
Thermo Fisher Scientific, Inc.	8,970		1,325
UnitedHealth Group, Inc.	22,000		3,106
Universal Health Services, Inc. Class B	2,040		274
Varian Medical Systems, Inc.(2)	2,070		170
Vertex Pharmaceuticals, Inc.(2)	5,810		500
Waters Corp.(2)	1,860		262
Zimmer Biomet Holdings, Inc.	4,150		500
Zoetis, Inc.	10,490		498

			63,603

Industrials—14.0%
3M Co.	19,250		3,371
Acuity Brands, Inc.	1,340		332
Alaska Air Group, Inc.	3,760		219
Allegion plc	3,090		215
American Airlines Group, Inc.	18,080		512
Ametek, Inc.	7,370		341
Avery Dennison Corp.	3,760		281
Boeing Co. (The)	19,330		2,510
Caterpillar, Inc.	19,350		1,467
Cintas Corp.	3,360		330
CSX Corp.	36,120		942
Cummins, Inc.	9,160		1,030
Deere & Co.	10,430		845
Delta Air Lines, Inc.	24,390		889
Dover Corp.	5,790		401
Dun & Bradstreet Corp.	1,100		134
Eaton Corp. plc	17,480		1,044

See Notes to Schedules of Investments

4

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Emerson Electric Co.	21,390	$1,116
Equifax, Inc.	5,110	656
Expeditors International of Washington, Inc.	5,690	279
Fastenal Co.	9,000	399
FedEx Corp.	8,400	1,275
Flowserve Corp.	4,160	188
Fluor Corp.	6,360	313
Fortune Brands Home & Security, Inc.	4,740	275
General Dynamics Corp.	9,970	1,388
General Electric Co.	215,680	6,790
Honeywell International, Inc.	24,880	2,894
Hunt (JB) Transport Services, Inc.	2,730	221
Illinois Tool Works, Inc.	10,810	1,126
Ingersoll-Rand plc	8,040	512
Jacobs Engineering Group, Inc.(2)	4,000	199
Kansas City Southern	3,360	303
L-3 Communications Holdings, Inc.	2,380	349
Lockheed Martin Corp.	8,590	2,132
Masco Corp.	11,670	361
Nielsen Holdings plc	11,320	588
Norfolk Southern Corp.	10,910	929
Northrop Grumman Corp.	6,260	1,391
PACCAR, Inc.	12,770	662
Parker Hannifin Corp.	5,360	579
Pentair plc	5,570	325
Pitney Bowes, Inc.	6,840	122
Quanta Services, Inc.(2)	5,030	116
Raytheon Co.	10,450	1,421
Republic Services, Inc.	7,420	381
Robert Half International, Inc.	5,670	216
Robinson (C.H.) Worldwide, Inc.	4,480	333
Rockwell Automation, Inc.	5,270	605
Rockwell Collins, Inc.	5,270	449
Roper Technologies, Inc.	3,230	551
Ryder System, Inc.	2,940	180
Snap-On, Inc.	1,800	284
Southwest Airlines Co.	22,000	863
Stanley Black & Decker, Inc.	4,730	526
Stericycle, Inc.(2)	2,720	283
Textron, Inc.	10,570	386
TransDigm Group, Inc.(2)	1,680	443
Tyco International Ltd.	13,500	575
Union Pacific Corp.	28,800	2,513

	SHARES	VALUE
Industrials—(continued)
United Continental Holdings, Inc.(2)	10,360	$425
United Parcel Service, Inc. Class B	22,110	2,382
United Rentals, Inc.(2)	2,770	186
United Technologies Corp.	25,490	2,614
W.W. Grainger, Inc.	2,340	532
Waste Management, Inc.	14,400	954
Xylem, Inc.	5,610	250

		57,703

Information Technology—4.2%
Accenture plc Class A	2,840	322
Activision Blizzard, Inc.	2,330	92
Adobe Systems, Inc.(2)	2,370	227
Akamai Technologies, Inc.(2)	820	46
Alliance Data Systems Corp.(2)	290	57
Alphabet, Inc. Class A(2)	1,390	978
Alphabet, Inc. Class C(2)	1,400	969
Amphenol Corp. Class A	1,400	80
Analog Devices, Inc.	1,440	82
Apple, Inc.	25,830	2,469
Applied Materials, Inc.	5,200	125
Autodesk, Inc.(2)	1,040	56
Automatic Data Processing, Inc.	2,070	190
Broadcom Ltd.	1,730	269
CA, Inc.	1,380	45
Cisco Systems, Inc.	23,380	671
Citrix Systems, Inc.(2)	720	58
Cognizant Technology Solutions Corp. Class A(2)	2,780	159
Corning, Inc.	5,100	104
CSRA, Inc.	700	16
eBay, Inc.(2)	5,170	121
Electronic Arts, Inc.(2)	1,410	107
EMC Corp.	8,790	239
F5 Networks, Inc.(2)	350	40
Facebook, Inc. Class A(2)	10,790	1,233
Fidelity National Information Services, Inc.	1,250	92
First Solar, Inc.(2)	390	19
Fiserv, Inc.(2)	1,030	112
FLIR Systems, Inc.	690	21
Global Payments, Inc.	690	49
Harris Corp.	580	48
Hewlett Packard Enterprise Co.	7,840	143
HP Inc.	7,740	97

See Notes to Schedules of Investments

5

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Intel Corp.	21,970	$721
International Business Machines Corp.	4,070	618
Intuit, Inc.	1,190	133
Juniper Networks, Inc.	1,630	37
KLA-Tencor Corp.	740	54
Lam Research Corp.	740	62
Linear Technology Corp.	1,130	53
MasterCard, Inc. Class A	4,560	402
Microchip Technology, Inc.	1,030	52
Micron Technology, Inc.(2)	4,980	69
Microsoft Corp.	36,690	1,877
Motorola Solutions, Inc.	730	48
NetApp, Inc.	1,400	34
NVIDIA Corp.	2,360	111
Oracle Corp.	14,230	582
Paychex, Inc.	1,460	87
PayPal Holdings, Inc.(2)	5,100	186
Qorvo, Inc.(2)	630	35
QUALCOMM, Inc.	6,690	358
Red Hat, Inc.(2)	840	61
salesforce.com, Inc.(2)	2,890	230
Seagate Technology plc	1,430	35
Skyworks Solutions, Inc.	930	59
Symantec Corp.	2,830	58
TE Connectivity Ltd.	1,680	96
Teradata Corp.(2)	680	17
Texas Instruments, Inc.	4,740	297
Total System Services, Inc.	790	42
VeriSign, Inc.(2)	450	39
Verisk Analytics, Inc.(2)	4,850	393
Visa, Inc. Class A	8,970	665
Western Digital Corp.	1,287	61
Western Union Co. (The)	2,370	46
Xerox Corp.	4,400	42
Xilinx, Inc.	1,200	55
Yahoo!, Inc.(2)	3,990	150

		17,201

Materials—4.8%
Air Products & Chemicals, Inc.	6,020	855
Albemarle Corp.	4,170	331
Alcoa, Inc.	53,210	493
Ball Corp.	6,820	493

	SHARES	VALUE
Materials—(continued)
CF Industries Holdings, Inc.	9,790	$236
Dow Chemical Co. (The)	41,740	2,075
Du Pont (E.I.) de Nemours & Co.	32,460	2,103
Eastman Chemical Co.	6,020	409
Ecolab, Inc.	9,820	1,165
FMC Corp.	5,710	264
Freeport-McMoRan Copper & Gold, Inc.	48,810	544
International Flavors & Fragrances, Inc.	3,280	414
International Paper Co.	16,380	694
LyondellBasell Industries N.V. Class A	10,630	791
Martin Marietta Materials, Inc.	2,630	505
Monsanto Co.	16,240	1,679
Mosaic Co. (The)	13,990	366
Newmont Mining Corp.	21,450	839
Nucor Corp.	12,790	632
Owens-Illinois, Inc.(2)	7,570	136
PPG Industries, Inc.	10,290	1,072
Praxair, Inc.	10,610	1,193
Sealed Air Corp.	8,020	369
Sherwin-Williams Co. (The)	3,150	925
Vulcan Materials Co.	5,360	645
Westrock Co.	10,570	411

		19,639

Telecommunication Services—0.5%
AT&T, Inc.	28,430	1,228
CenturyLink, Inc.	2,430	71
Frontier Communications Corp.	5,320	26
Level 3 Communications, Inc.(2)	1,290	66
Verizon Communications, Inc.	16,740	935

		2,326

Utilities—20.0%
AES Corp.	81,680	1,019
Alliant Energy Corp.	28,000	1,112
Ameren Corp.	30,940	1,658
American Electric Power Co., Inc.	62,130	4,355
American Water Works Co., Inc.	22,590	1,909
CenterPoint Energy, Inc.	55,700	1,337
CMS Energy Corp.	36,010	1,651
Consolidated Edison, Inc.	38,790	3,120
Dominion Resources, Inc.	77,420	6,033
DTE Energy Co.	22,840	2,264
Duke Energy Corp.	80,000	6,863

See Notes to Schedules of Investments

6

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Edison International	41,310	$3,209
Entergy Corp.	22,520	1,832
Eversource Energy	39,980	2,395
Exelon Corp.	115,200	4,189
FirstEnergy Corp.	53,360	1,863
NextEra Energy, Inc.	58,180	7,587
NiSource, Inc.	41,230	1,093
NRG Energy, Inc.	38,250	573
PG&E Corp.	62,820	4,016
Pinnacle West Capital Corp.	14,360	1,164
PPL Corp.	85,110	3,213
Public Service Enterprise Group, Inc.	63,750	2,971
SCANA Corp.	18,060	1,367
Sempra Energy	30,040	3,425
Southern Co.	118,310	6,345
WEC Energy Group, Inc.	39,850	2,602
XCEL Energy, Inc.	64,770	2,900

		82,065

TOTAL COMMON STOCKS (Identified Cost $375,797)		403,529

TOTAL LONG TERM INVESTMENTS—98.3% (Identified Cost $375,797)		403,529

TOTAL INVESTMENTS—98.3% (Identified Cost $375,797)		403,529	(1)
Other assets and liabilities, net—1.7%		6,771

NET ASSETS—100.0%		$410,300

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Amount is less than one share.
(4)	Amount is less than $500 (not reported in 000s).

See Notes to Schedules of Investments

7

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$403,529	$403,529

Total Investments	$403,529	$403,529

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—0.2%
Non-Agency—0.2%
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	$1,146	$1,129

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,134)		1,129

CORPORATE BONDS AND NOTES—4.5%
Consumer Discretionary—0.6%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	905	933
Boyd Gaming Corp. 6.875%, 5/15/23	365	391
Numericable Group SA 144A 6.000%, 5/15/22(3)	615	600
TRI Pointe Group, Inc. 4.875%, 7/1/21	1,165	1,168

		3,092

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	880	880

Energy—0.7%
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	595	576
FTS International, Inc.
144A 8.153%, 6/15/20(2)(3)	1,120	941
6.250%, 5/1/22	825	326
Laredo Petroleum, Inc. 5.625%, 1/15/22	620	583
Newfield Exploration Co. 5.750%, 1/30/22	580	590
Range Resources Corp. 5.000%, 8/15/22	600	569
Whiting Petroleum Corp. 5.750%, 3/15/21	350	318

		3,903

Financials—0.4%
iStar Financial, Inc.
4.875%, 7/1/18	785	761
5.000%, 7/1/19	430	403
Springleaf Finance Corp. 5.250%, 12/15/19	1,410	1,318

		2,482

Health Care—0.6%
Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(3)(4)	270	271
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	385	393
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	435	448

	PAR VALUE	VALUE
Health Care—(continued)
Tenet Healthcare Corp.
5.000%, 3/1/19	$415	$404
4.153%, 6/15/20(2)	730	724
6.000%, 10/1/20	435	461
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	750	644

		3,345

Industrials—0.4%
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	460	441
Standard Industries, Inc. 144A 5.125%, 2/15/21(3)	35	36
Wheels Up Finance I LLC
16-01, A 144A 0.500%, 6/30/17(2)(10)	540	535
16-01, A 7.500%, 6/30/17(10)	1,235	1,222

		2,234

Information Technology—0.3%
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 4.420%, 6/15/21(3)	425	437
144A 5.875%, 6/15/21(3)	185	190
First Data Corp.
144A 5.000%, 1/15/24(3)	600	603
144A 5.750%, 1/15/24(3)	225	224

		1,454

Materials—0.9%
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	400	408
Hexion U.S. Finance Corp. 6.625%, 4/15/20	1,175	989
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	1,130	1,133
Reynolds Group Issuer, Inc.
144A 4.127%, 7/15/21(2)(3)	1,500	1,507
144A 5.125%, 7/15/23(3)	285	289
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	685	590

		4,916

Telecommunication Services—0.3%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	875	863
West Corp. 144A 4.750%, 7/15/21(3)	695	693

		1,556

See Notes to Schedules of Investments

1

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—0.1%
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	$780	$690

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $25,555)		24,552

LOAN AGREEMENTS(2)—99.4%
Consumer Discretionary—25.1%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	890	834
Affinity Gaming LLC 5.250%, 11/9/17	971	973
Altice U.S. Finance I Corp. 4.250%, 12/14/22	1,638	1,636
Aristocrat Leisure Ltd. 4.750%, 10/20/21	2,734	2,744
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	4,073	4,075
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 11.500%, 10/31/16(5)	943	962
Tranche B-6, 9.750%, 3/1/17(5)	2,558	2,570
Tranche B-7, 11.250%, 3/1/17(5)	1,270	1,283
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	3,031	2,908
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	1,232	1,162
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	953	901
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	1,601	1,562
Cengage Learning, Inc. 0.000%, 6/7/23(7)	1,470	1,455
Charter Communications LLC Tranche H, 3.250%, 8/24/21	1,101	1,100
Charter Communications Operating LLC (CCO Safari LLC)
Tranche F, 3.000%, 1/3/21	6,132	6,106
Tranche I, 3.500%, 1/24/23	1,345	1,348
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	2,056	2,059
CS Intermediate Holding Co. II LLC 4.000%, 4/4/21	2,965	2,963
CSC Holdings, Inc. 5.000%, 10/9/22	5,060	5,078
Delta 2 (Lux) S.a.r.l. Tranche B-3, 4.750%, 7/30/21	1,813	1,749
El Dorado Resorts, Inc. 4.250%, 7/25/22	1,035	1,038
Federal-Mogul Corp. Tranche C, 4.750%, 4/15/21	2,290	2,133
Gates Global LLC 4.250%, 7/6/21	2,132	2,028
Graton Resort & Casino Tranche B, 5.500%, 9/1/22	1,085	1,089

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Hilton Worldwide Finance LLC 3.500%, 10/26/20	$8,963	$8,981
iHeartCommunications, Inc. Tranche D, 7.210%, 1/30/19	4,503	3,304
Infiltrator Systems Tranche B, 5.250%, 5/27/22	718	718
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	1,838	1,679
KAR Auction Services, Inc. Tranche B-2, 3.938%, 3/11/21	2,543	2,554
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	3,037	2,951
Leslie’s Poolmart Tranche B, 4.250%, 10/16/19	1,624	1,616
Libbey Glass, Inc. 3.750%, 4/9/21	1,413	1,409
Life Time Fitness, Inc. 4.250%, 6/10/22	1,109	1,084
Mattress Holding Corp. 6.250%, 10/20/21	1,966	1,925
MCC LLC
Tranche H, 3.250%, 1/29/21	1,631	1,627
Tranche J, 3.750%, 6/30/21	2,301	2,301
Metaldyne LLC 3.750%, 10/20/21	2,586	2,568
MGM Growth Properties 4.000%, 4/25/23	2,515	2,523
Michaels Stores, Inc. Tranche B, 3.750%, 1/28/20	2,895	2,891
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 6/15/18	2,236	2,226
Neiman Marcus Group 4.250%, 10/25/20	1,825	1,644
Numericable Tranche B-1 5.000%, 1/15/24	2,175	2,163
Party City Holdings, Inc. 4.250%, 8/19/22	2,986	2,972
Peninsula Gaming LLC Tranche B, 4.250%, 11/20/17	723	724
Penn National Gaming, Inc. Tranche B, 3.250%, 10/30/20	2,181	2,183
PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	1,109	1,106
Scientific Games International, Inc. Tranche B-2, 6.000%, 10/1/21	2,765	2,731
ServiceMaster Co. LLC (The) 4.250%, 7/1/21	5,206	5,217
Sinclair Television Group, Inc. Tranche B-1, 3.500%, 7/30/21	2,727	2,727
SRAM LLC First Lien, 4.500%, 4/10/20	1,682	1,488
Station Casinos LLC Tranche B, 3.750%, 6/8/23	2,037	2,029
TI Group Auto Systems LLC 4.500%, 6/30/22	1,134	1,114
Transtar Holding Co.
First Lien, 7.750%, 10/9/18(10)	1,416	1,002
Second Lien, 10.000%, 10/9/19(10)	460	138
Tribune Media Co. Tranche B, 3.750%, 12/27/20	2,603	2,602

See Notes to Schedules of Investments

2

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
U.S. Farathane LLC 5.750%, 12/23/21	$2,038	$2,041
University Support Services LLC, 0.000%, 6/6/22(7)	1,132	1,129
Univision Communications, Inc.
Tranche C-3 4.000%, 3/1/20	6,236	6,206
Tranche C-4 4.000%, 3/1/20	3,361	3,347
Ziggo B.V.
Tranche B-2, 3.601%, 1/15/22	746	730
Tranche B-3, 3.623%, 1/15/22	1,227	1,200
Tranche B-1, 3.652%, 1/15/22	1,158	1,133

		135,739

Consumer Staples—7.0%
AdvancePierre Foods, Inc. 4.750%, 6/2/23	83	83
Albertson’s LLC Trance B-4, 4.500%, 8/25/21	2,257	2,258
Albertsons LLC Tranche B-5, 4.750%, 12/21/22	2,035	2,036
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	3,014	3,022
Tranche F, 3.250%, 2/24/21	976	977
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 4.250%, 7/2/22	889	893
Coty, Inc. Tranche B, 3.750%, 10/27/22	847	847
Crossmark Holdings, Inc.
First Lien, 4.500%, 12/20/19(10)	1,953	1,344
Second Lien, 8.750%, 12/21/20(10)	520	221
Dell International, Inc. 0.000%, 6/2/23(7)	7,020	7,005
Dole Food Co., Inc. Tranche B, 4.667%, 11/1/18	2,161	2,157
Galleria Co. Tranche B, 3.750%, 1/26/23	1,698	1,699
Hostess Brands LLC
Tranche B, First Lien, 4.500%, 8/3/22	2,551	2,553
Tranche B, Second Lien, 8.500%, 8/3/23	1,900	1,891
Kronos Second Lien, 9.750%, 4/30/20	2,271	2,292
Pinnacle Foods Corp. Finance LLC Tranche I 3.750%, 1/13/23	453	456
Prestige Brands, Inc. Tranche B-3, 4.375%, 9/3/21	244	244
Reynolds Group Holdings, Inc. 4.500%, 12/1/18	3,988	3,994
Rite Aid Corp. Tranche 2, Second Lien, 4.875%, 6/21/21	1,150	1,152
Spectrum Brands, Inc. 3.500%, 6/23/22	1,566	1,568
US Foods, Inc. 0.000%, 6/15/23(7)	1,470	1,466

		38,158

	PAR VALUE	VALUE
Energy—2.1%
Chelsea Petroleum I LLC Tranche B, 5.250%, 10/28/22	$1,603	$1,579
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	1,639	1,487
Drillships Financing Holding Inc. (Ocean Rig) Tranche B-1, 6.000%, 3/31/21	1,727	689
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	752	452
Fieldwood Energy LLC
8.000%, 8/31/20	733	610
First Lien, 8.375%, 9/30/20	989	281
Second Lien, 8.375%, 9/30/20	1,623	460
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	2,045	1,815
MEG Energy Corp. 3.750%, 3/31/20	1,906	1,684
Paragon Offshore Finance Co. 5.250%, 7/16/21(5)	1,712	452
Sabine Oil & Gas LLC Second Lien, 12.000%, 12/31/18(8)	1,290	56
Seadrill Operating LP 4.000%, 2/21/21	4,071	1,834

		11,399

Financials—6.2%
Alix Partners LLP 4.500%, 7/28/22	3,172	3,173
Asurion LLC
Tranche B-2, 4.250%, 7/8/20	719	704
Tranche B-4, 5.000%, 8/4/22	1,051	1,039
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	1,089	1,092
Second Lien, 6.000%, 4/30/20	1,828	1,837
Communications Sales & Leasing, Inc. 0.000%, 10/24/22(7)	1,475	1,461
Delos Finance S.a.r.l. 3.500%, 3/6/21	3,026	3,027
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Ltd.) First Lien, 4.250%, 11/4/21	2,970	2,937
iStar Financial 5.500%, 7/1/20	463	464
Realogy Corp. Tranche B, 3.750%, 3/5/20	6,030	6,031
Starwood Property Trust, Inc. 3.500%, 4/17/20	3,271	3,246
TransUnion LLC Tranche B-2, 3.500%, 4/9/21	5,174	5,120
Vertafore Holdings Corp. 0.000%, 6/16/23(7)	1,028	1,026
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	2,803	2,255

		33,412

See Notes to Schedules of Investments

3

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—16.3%
21st Century Oncology, Inc. Tranche B, 7.000%, 4/30/22	$1,891	$1,728
Acadia Healthcare Co., Inc. Tranche B-2, 4.500%, 2/16/23	1,602	1,590
Akorn, Inc. 5.250%, 4/16/21	2,180	2,188
Alere, Inc. Tranche B, 4.250%, 6/20/22	1,557	1,552
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	2,222	2,220
Amneal Pharmaceuticals LLC Tranche B, 6.000%, 11/1/19	1,860	1,851
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	1,547	1,551
Capsugel Holdings LLC 4.000%, 7/31/21	3,225	3,218
Change Healthcare Holdings, Inc.
Tranche B-2, 3.750%, 11/2/18	3,359	3,359
Tranche B-3, 3.750%, 11/2/18	491	491
Community Health Systems, Inc. (CHS)
Tranche F, 3.925%, 12/31/18	1,140	1,132
Tranche G, 3.750%, 12/31/19	1,322	1,288
Tranche H, 4.000%, 1/27/21	2,433	2,376
Concentra, Inc. Tranche B, First Lien, 4.750%, 6/1/22	287	287
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	1,229	1,182
Convatec, Inc. 4.250%, 6/15/20	98	98
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	3,092	3,105
DJO Finance 4.250%, 6/8/20	1,451	1,392
Endo Luxembourg Finance Co. S.a.r.l. Tranche B, 3.750%, 9/26/22	2,240	2,208
Examworks Group 0.000%, 6/17/23(7)	500	500
FHC Health Systems, Inc. 5.000%, 12/23/21	1,582	1,524
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	838	832
HCA, Inc. Tranche B-6, 3.710%, 3/17/23	1,168	1,173
Horizon Pharma, Inc. 4.500%, 5/7/21	1,211	1,187
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	1,956	1,954
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	4,245	4,221
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	2,887	2,887
Jaguar Holding Company I 4.250%, 8/18/22	2,637	2,615
Kindred Healthcare, Inc. 4.250%, 4/9/21	1,154	1,121
Mallinckrodt International Finance S.A. Tranche B, 3.250%, 3/19/21	2,726	2,689

	PAR VALUE	VALUE
Health Care—(continued)
Tranche B-1, 3.500%, 3/19/21	$287	$284
MMM Holdings, Inc. 9.750%, 12/12/17(5)(10)	364	279
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(5)(10)	265	203
Multiplan, Inc. 5.000%, 6/7/23	875	879
National Mentor Holdings, Inc. Tranche B, 4.250%, 1/31/21	1,059	1,051
National Surgical Hospitals First Lien, 4.500%, 6/1/22	1,077	1,066
NBTY, Inc. 5.000%, 5/5/23	389	387
NVA Holdings, Inc.
Tranche B-1, First Lien, 5.500%, 8/14/21	757	758
Second Lien, 8.000%, 8/14/22	856	849
Ortho-Clinical Diagnostics Holdings S.a.r.l. 4.750%, 6/30/21	2,587	2,455
Patterson Medical 0.000%, 8/29/22(7)	2,425	2,395
PRA Holdings, Inc. Tranche B-1, 4.500%, 9/23/20	2,322	2,328
Quintiles Transnational Corp. Tranche B, 3.250%, 5/12/22	1,119	1,120
Quorum Health Corp. 6.750%, 4/29/22	1,510	1,516
RPI Finance Trust Tranche B-4, 3.500%, 11/9/20	1,126	1,126
Select Medical Corp. Tranche B-F 6.750%, 3/3/21	1,690	1,697
Sterigenics-Nordion 4.250%, 5/16/22	1,078	1,071
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	348	348
First Lien, 5.250%, 11/3/20	1,101	1,099
Surgical Care Affiliates, Inc. 4.250%, 3/17/22	724	724
Team Health, Inc. Tranche B, 3.750%, 11/23/22	1,950	1,954
U.S. Renal Care, Inc. First Lien, 5.250%, 12/30/22	2,862	2,862
Valeant Pharmaceuticals International, Inc.
Series D-2, Tranche B, 4.500%, 2/13/19	2,093	2,040
Series C-2, Tranche B, 4.750%, 12/11/19	2	2
Series E-1, Tranche B, 4.750%, 8/5/20	3,861	3,756
Series F-1, Tranche B, 5.000%, 4/1/22	2,420	2,360

		88,128

Industrials—14.7%
Accudyne Industries Borrower S.C.A. (Accudyne Industries LLC) (Silver II US Holdings LLC) 0.000%, 12/13/19(7)	1,800	1,620
Air Canada 4.000%, 9/26/19	2,215	2,218
Allied Security Holdings LLC
First Lien, 4.250%, 2/12/21	1,367	1,364

See Notes to Schedules of Investments

4

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Second Lien, 8.000%, 8/13/21	$688	$691
American Airlines, Inc.
3.250%, 6/27/20	6,446	6,376
Tranche B, 3.500%, 4/28/23	1,210	1,199
Brickman Group Ltd. LLC (The)
First Lien, 4.000%, 12/18/20	3,792	3,736
Second Lien, 7.500%, 12/17/21	1,971	1,934
Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	1,845	1,752
Builders FirstSource 6.000%, 7/29/22	2,031	2,034
Filtration Group Corp.
First Lien, 4.250%, 11/23/20	1,415	1,409
Second Lien, 8.250%, 11/22/21	543	537
Gardner Denver, Inc. 4.250%, 7/30/20	1,775	1,639
Harland Clarke Holdings Corp.
Tranche B-3, 6.500%, 5/22/18	797	777
Tranche B-4, 6.993%, 8/4/19	646	617
Tranche B-5, 7.000%, 12/31/19	1,995	1,938
HD Supply 3.750%, 8/13/21	2,949	2,950
Headwaters, Inc. Tranche B, 4.500%, 3/24/22	1,635	1,637
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	3,267	3,250
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	1,787	1,788
MRC Global (U.S.), Inc. (f/k/a McJunkin Red Man Corp.) 5.000%, 11/8/19	1,025	992
Navistar, Inc. 6.500%, 8/7/20	1,313	1,245
NN, Inc. 5.750%, 10/19/22	1,446	1,444
Nortek, Inc. Incremental-1, 3.500%, 10/30/20	4,235	4,214
Quikrete Co., Inc. First Lien, 4.000%, 9/28/20	2,829	2,829
Rexnord LLC Tranche B, 4.000%, 8/21/20	3,959	3,922
Science Applications Tranche B, 3.750%, 5/4/22	1,994	1,999
Sedgwick Claims Management Services, Inc.
First Lien, 3.750%, 3/1/21	3,480	3,410
Second Lien, 6.750%, 2/28/22	1,725	1,660

Siteone Landscaping 6.500%, 4/29/22	1,233	1,239
Spin Holdco, Inc. First Lien, 4.250%, 11/14/19	2,263	2,224
The ADT Corp. 4.750%, 5/2/22	1,672	1,678
TransDigm, Inc.
Tranche D, 3.750%, 6/4/21	1,622	1,606
Tranche F, 3.750%, 6/9/23	6,059	5,983
United Airlines, Inc. (f/k/a Continental Airlines, Inc.) Tranche B-1, 3.500%, 9/15/21	1,151	1,151

	PAR VALUE	VALUE
Industrials—(continued)
Waste Industries USA, Inc. 4.250%, 2/27/20	$2,169	$2,176
Wex, Inc. 0.000%, 6/24/23(7)	2,033	2,022

		79,260

Information Technology—9.5%
Abacus Innovations Corp. (Leidos, Inc.) 0.000%, 6/9/23(7)	1,410	1,411
Allflex Holdings III, Inc. First Lien, 4.250%, 7/17/20	1,556	1,547
Alorica, Inc. 0.000%, 6/22/22(7)	412	412
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	1,145	1,140
Avago Technologies 4.250%, 2/1/23	5,862	5,877
CCC Information Services 4.000%, 12/20/19	2,257	2,247
CDW LLC 3.250%, 4/29/20	5,422	5,425
Cypress Semiconductor Corp. 0.000%, 6/3/21(7)	1,800	1,792
Deltek, Inc.
First Lien 5.000%, 6/25/22	190	189
Second Lien 9.500%, 6/26/23	858	869
First Data Corp.
2021 Extended, 4.452%, 3/24/21	6,347	6,336
2022 Extended, 4.202%, 7/8/22	1,664	1,653
Infinity Acquisition Ltd. 4.250%, 8/6/21	2,553	2,455
Infor (U.S.), Inc.
Tranche B-3, 3.750%, 6/3/20	1,447	1,412
Tranche B-5, 3.750%, 6/3/20	3,480	3,403
Mitchell International, Inc.
4.500%, 10/13/20	3,303	3,261
Second Lien, 8.500%, 10/11/21	1,896	1,765
MKS Instruments, Inc. 4.250%, 4/28/23	569	565
NXP BV (NXP Funding LLC) Tranche B, 3.750%, 12/7/20	806	808
ON Semiconductor 5.250%, 3/31/23	930	935
Presidio, Inc. Refinancing, Term, 5.250%, 2/2/22	1,408	1,389
Sophia, LP 4.750%, 9/30/22	2,561	2,535
SS&C European Holdings S.a.r.l.
Tranche A-1, 3.210%, 7/8/20	181	180
Tranche B-2, 4.000%, 7/8/22	153	154
SS&C Technologies Holdings Europe S.a.r.l. Tranche A-2, 3.210%, 7/8/20	281	279
SS&C Technologies, Inc. Tranche B-1, 4.000%, 7/8/22	1,122	1,123

See Notes to Schedules of Investments

5

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Western Digital Corp. 6.250%, 4/29/23	$2,000	$2,011

		51,173

Materials—9.7%
American Builders & Contractors Supply Co., Inc. Tranche B, 3.500%, 4/16/20	4,665	4,662
Anchor Glass Container Tranche B, 4.750%, 7/1/22	4,132	4,126
Ardagh Packaging Finance plc 4.000%, 12/17/19	856	856
Berlin Packaging, Inc. S.a.r.l. First Lien, 4.500%, 10/1/21	1,318	1,316
Berry Plastics Groups, Inc.
Tranche D, 3.500%, 2/8/20	4,497	4,473
Tranche G, 3.500%, 1/6/21	1,843	1,830
Tranche H, 3.750%, 10/1/22	664	660
CPG International, Inc. 4.750%, 9/30/20	1,747	1,723
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	3,560	3,418
Huntsman International LLC
3.750%, 10/1/21	3,940	3,935
Tranche B, 4.250%, 4/1/23	431	432
Ineos U.S .Finance LLC 3.750%, 12/15/20	7,638	7,479
Kraton Polymers 0.000%, 1/6/22(7)	1,800	1,777
Macdermid, Inc. (Platform Speciality Products Corp.) Tranche B-3, 0.000%, 6/7/20(7)	1,785	1,765
Owens Illinois, Inc. Tranche B, 3.500%, 9/1/22	553	553
PQ Corp. Tranche B-1, 5.750%, 11/4/22	621	622
Royal Holdings, Inc. First Lien, 4.500%, 6/20/22	2,118	2,096
Solenis International LP First Lien, 4.250%, 7/31/21	2,303	2,283
Summit Materials 4.000%, 7/18/22	3,518	3,505
Univar, Inc. 4.250%, 7/1/22	2,855	2,820
W.R. Grace & Co. 2.750%, 2/3/21	2,038	2,033

		52,364

Telecommunication Services—4.3%
Cable & Wireless / Sable International Finance
Tranche B-1, 5.500%, 12/30/22	1,295	1,295
Tranche B-2, 5.830%, 12/30/22	1,060	1,060
Global Tel*Link Corp. First Lien, 5.000%, 5/23/20	1,788	1,619
Level 3 Financing, Inc.
Tranche B-III, 4.000%, 8/1/19	2,575	2,577
Tranche B, 2020 4.000%, 1/15/20	3,388	3,390

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Tranche B-II, 3.500%, 5/31/22	$2,343	$2,338
SBA Senior Finance II LLC Tranche B-1, 3.250%, 3/24/21	3,710	3,680
Securus Technologies Holdings, Inc.
First Lien, 4.750%, 4/30/20	1,486	1,408
Tranche B-2, 5.250%, 4/30/20	761	722
Virgin Media Investment Holdings Ltd. Tranche F, 3.650%, 6/30/23	2,590	2,531
West Corp.
Tranche B-10, 3.250%, 6/30/18	5	5
Tranche B-12, 3.750%, 6/17/23	1,149	1,147
XO Communications LLC 4.250%, 3/20/21	1,257	1,257

		23,029

Utilities—4.5%
Atlantic Power LP 6.000%, 4/13/23	1,859	1,861
Calpine Construction Finance Co. LP
Tranche B-1, 3.000%, 5/3/20	4,661	4,562
Tranche B-2, 3.250%, 1/31/22	3,789	3,710
Dynegy Finance IV, Inc. 0.000%, 6/22/23(7)	3,857	3,805
NRG Energy, Inc. 0.000%, 6/14/23(7)	7,156	7,113
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.933%, 10/10/17(5)	9,165	3,094

		24,145

TOTAL LOAN AGREEMENTS (Identified Cost $555,221)		536,807

	SHARES	VALUE
AFFILIATED MUTUAL FUND—1.1%
Virtus Credit Opportunities Fund Class R6(9)	610,288	5,889

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $6,100)		5,889

TOTAL LONG TERM INVESTMENTS—105.2% (Identified Cost $588,010)		568,377	(6)

TOTAL INVESTMENTS—105.2% (Identified Cost $588,010)		568,377	(1)
Other assets and liabilities, net—(5.2)%		(28,031)

NET ASSETS—100.0%		$540,346

Abbreviations:

PIK	Payment-in-Kind Security
SBA	Small Business Administration

See Notes to Schedules of Investments

6

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2016.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $13,214 or 2.4% of net assets.

(4)	100% of the income received was in cash.
(5)	Security in default, interest payments are being received during the bankruptcy proceedings.
(6)	All or a portion of the Fund’s assets have been segregated as collateral for delayed delivery settlements and leverage.
(7)	This loan will settle after June 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(8)	Security in default.
(9)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(10)	Illiquid security.

See Notes to Schedules of Investments

7

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	93%
Luxembourg	3
Canada	2
Cayman Islands	1
Netherlands	1

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

8

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$24,552	$—	$22,795	$1,757
Loan Agreements	536,807	—	536,269	538
Mortgage-Backed Securities	1,129	—	1,129	—
Equity Securities:
Affiliated Mutual Fund	5,889	5,889	—	—

Total Investments	$568,377	$5,889	$560,193	$2,295

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Corporate Bonds	Loan Agreements
Balance as of September 30, 2015:	$446		$—	$446
Accrued discount/(premium)	2		1	1
Realized gain (loss)	—		—	—
Change in unrealized appreciation / (depreciation)	(310)		(1)	(309)
Purchases	2,979		2,979	—
Sales(b)	(1,222)		(1,222)	—
Transfers into Level 3 (a)	538	(c)	—	538	(c)
Transfers from Level 3 (a)	(138	)(c)	—	(138	)(c)

Balance as of June 30, 2016	$2,295		$1,757	$538

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	The transfers are due to an increase and /or decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.8%
Consumer Discretionary—34.2%
Amazon.com, Inc.(2)	603	$432
AMC Networks, Inc. Class A(2)	7,246	438
American Eagle Outfitters, Inc.	28,996	462
AutoNation, Inc.(2)	9,025	424
Buckle, Inc. (The)	16,778	436
Cabela’s, Inc.(2)	8,728	437
Carnival Corp.	8,877	392
CBS Corp. Class B	8,085	440
Choice Hotels International, Inc.	9,150	436
Columbia Sportswear Co.	7,263	418
Comcast Corp. Class A	6,904	450
Dick’s Sporting Goods, Inc.	10,569	476
Dillard’s, Inc. Class A	7,264	440
Discovery Communications, Inc. Class C(2)	17,526	418
DISH Network Corp. Class A(2)	8,131	426
DSW, Inc. Class A	20,551	435
Expedia, Inc.	4,026	428
Federal-Mogul Corp.(2)	51,064	424
Fossil Group, Inc.(2)	13,790	393
Gap, Inc. (The)	21,034	446
Garmin Ltd.	10,157	431
Horton (D.R.), Inc.	13,929	438
Hyatt Hotels Corp. Class A(2)	8,587	422
International Speedway Corp. Class A	12,738	426
L Brands, Inc.	6,332	425
Lands’ End, Inc.(2)(3)	26,057	428
Las Vegas Sands Corp.	9,556	416
Lennar Corp. Class A	9,337	430
Liberty Braves Group Class C(2)	28,488	418
Liberty Broadband Corp. Class C(2)	7,299	438
Liberty Global plc Class C(2)	13,823	396
Liberty Global plc Class C(2)	12,210	397
Liberty Interactive Corp. Class A(2)	17,343	440
Liberty Media Series Class C(2)	23,585	447
Liberty Sirius XM Group Class C(2)	14,614	451
Liberty Tripadvisor Holdings, Class A(2)	19,622	429
Liberty Ventures Class A(2)	11,572	429
Lions Gate Entertainment Corp.	20,799	421
Madison Square Garden Co. (The) Class A(2)	2,524	435
Marriott International, Inc. Class A(3)	6,381	424
Marriott Vacations Worldwide Corp.	6,865	470

	SHARES	VALUE
Consumer Discretionary—(continued)
Mohawk Industries, Inc.(2)	2,201	$418
MSG Networks, Inc. Class A(2)	26,854	412
News Corp. Class A	37,347	424
NIKE, Inc. Class B	7,890	436
Nordstrom, Inc.	11,422	435
Papa John’s International, Inc.	6,487	441
Penn National Gaming, Inc.(2)	29,164	407
Penske Automotive Group, Inc.	12,095	381
Ralph Lauren Corp.	4,444	398
Restaurant Brands International, Inc.	10,020	417
Sears Holdings Corp.(2)(3)	30,697	418
Sears Hometown and Outlet Stores, Inc.(2)	71,666	483
Starbucks Corp.	7,743	442
Starz - Liberty Capital Class A(2)	15,685	469
Tesla Motors, Inc.(2)(3)	1,967	418
Tronc Inc(2)	31,060	429
Twenty-First Century Fox, Inc. Class A	15,009	406
Under Armour, Inc. Class C(2)	12,373	450
Urban Outfitters, Inc.(2)	16,452	452
Viacom, Inc. Class B	9,929	412
Wendy’s Co. (The)	43,211	416
Wynn Resorts Ltd.	4,243	385

		27,011

Consumer Staples—5.1%
Boston Beer Co., Inc. (The) Class A(2)	2,670	457
Brown-Forman Corp. Class B	4,409	440
Estee Lauder Cos., Inc. (The) Class A	4,640	422
HRG Group, Inc.(2)	31,333	430
Kraft Heinz Co.(The)	5,040	446
Lancaster Colony Corp.	3,468	443
Monster Beverage Corp.(2)	2,739	440
PriceSmart, Inc.	4,737	443
Tootsie Roll Industries, Inc.(3)	11,744	453

		3,974

Energy—7.2%
Archrock, Inc.	49,385	465
Cheniere Energy, Inc.(2)	12,189	458
Chesapeake Energy Corp.(2)(3)	93,352	400
Clayton Williams Energy, Inc.(2)(3)	15,952	438
Continental Resources, Inc.(2)	9,568	433
CVR Energy, Inc.	24,912	386

See Notes to Schedules of Investments

1

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
Exterran Corp.(2)	36,793	$473
Hess Corp.	7,355	442
Par Petroleum Corp.(2)	26,624	408
RPC, Inc.	27,708	430
Transocean Ltd.(3)	37,885	450
W&T Offshore, Inc.(2)(3)	194,719	452
Western Refining, Inc.	22,518	465

		5,700

Financials—22.1%
Altisource Portfolio Solutions SA(2)	15,791	440
American Financial Group, Inc.	5,999	444
American Homes 4 Rent Class A	22,970	470
AmTrust Financial Services, Inc.	17,219	422
Berkley (W.R.) Corp.	7,687	461
Berkshire Hathaway, Inc. Class B(2)	3,009	436
BOK Financial Corp.	7,150	448
Boston Properties, Inc.	3,389	447
Brown & Brown, Inc.	11,895	446
Charles Schwab Corp. (The)	15,212	385
Cohen & Steers, Inc.	10,784	436
Colony Capital Inc. Class A	25,634	393
Credit Acceptance Corp.(2)(3)	2,489	461
Equity Lifestyle Properties, Inc.	5,849	468
Equity Residential	6,547	451
Erie Indemnity Co. Class A	4,444	441
First Citizens BancShares, Inc. Class A	1,710	443
Franklin Resources, Inc.	12,765	426
Gaming and Leisure Properties, Inc.	12,405	428
Greenlight Capital Re Ltd. Class A(2)	21,848	440
Hilltop Holdings, Inc.(2)	20,264	425
Host Hotels & Resorts, Inc.	25,940	421
Howard Hughes Corp. (The)(2)	3,763	430
Leucadia National Corp.	25,386	440
Loews Corp.	10,683	439
Marcus & Millichap Inc(2)	16,736	425
Mercury General Corp.	8,405	447
Morningstar, Inc.	5,343	437
National General Holdings Corp.	20,133	431
Ocwen Financial Corp.(2)	261,990	448
PJT Partners, Inc. Class A(3)	17,279	397
Raymond James Financial, Inc.	8,241	406
Seritage Growth Properties Class A	8,466	422

	SHARES	VALUE
Financials—(continued)
Simon Property Group, Inc.	2,071	$449
Taubman Centers, Inc.	6,111	453
Third Point Reinsurance Ltd.(2)	38,479	451
Urban Edge Properties	15,501	463
Vornado Realty Trust	4,428	443
WisdomTree Investments, Inc.(3)	41,424	406
WP Glimcher, Inc.	38,829	435

		17,454

Health Care—3.8%
Akorn, Inc.(2)	15,028	428
Bruker Corp.	17,976	409
Cerner Corp.(2)	7,879	462
Danaher Corp.	4,360	440
Halozyme Therapeutics, Inc.(2)	50,240	434
Intrexon Corp.(2)	17,439	429
OPKO Health, Inc.(2)(3)	44,483	415

		3,017

Industrials—10.8%
Air Lease Corp.	15,508	415
American Railcar Industries, Inc.	10,999	434
Cintas Corp.	4,569	449
Colfax Corp.(2)	14,710	389
Covanta Holding Corp.	26,016	428
FedEx Corp.	2,632	400
Heartland Express, Inc.	24,665	429
Hertz Global Holdings, Inc.(2)	38,950	431
Manitowoc Co., Inc. (The)	74,127	404
Manitowoc Foodservice, Inc.(2)	25,082	442
MasTec, Inc.(2)	18,228	407
MSC Industrial Direct Co., Inc. Class A	6,013	424
Navistar International Corp.(2)	34,928	408
Rollins, Inc.	15,380	450
Seaspan Corp.	29,562	413
Solarcity Corp.(2)(3)	20,399	488
Timken Co. (The)	13,221	405
W.W. Grainger, Inc.	1,935	440
Werner Enterprises, Inc.	19,379	445
XPO Logistics, Inc.(2)(3)	16,193	425

		8,526

Information Technology—11.3%
Alphabet, Inc. Class C(2)	621	430

See Notes to Schedules of Investments

2

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Amkor Technology, Inc.(2)	71,455	$411
Anixter International, Inc.(2)	7,223	385
eBay, Inc.(2)	17,468	409
EchoStar Corp. Class A(2)	11,044	438
Facebook, Inc. Class A(2)	3,774	431
IAC/InterActiveCorp.(2)	7,683	432
Intuit, Inc.	4,003	447
Marvell Technology Group Ltd.	42,828	408
National Instruments Corp.	15,426	423
Oracle Corp.	10,801	442
Paychex, Inc.	7,778	463
PayPal Holdings, Inc.(2)	11,945	436
Pegasystems, Inc.	15,202	410
Rackspace Hosting, Inc.(2)	19,144	399
RealPage, Inc.(2)	19,148	428
salesforce.com, Inc.(2)	5,288	420
SS&C Technologies Holdings, Inc.	14,804	416
Syntel, Inc.(2)	9,500	430
TeleTech Holdings, Inc.	15,730	427
Yahoo!, Inc.(2)	11,536	433

		8,918

Materials—5.3%
Freeport-McMoRan Copper & Gold, Inc.	37,187	414
Huntsman Corp.	27,653	372
LyondellBasell Industries N.V. Class A	5,472	407
NewMarket Corp.	1,060	439
Novagold Resources, Inc.(2)	68,555	420
Platform Specialty Products Corp.(2)	48,243	429
Scotts Miracle-Gro Co. (The) Class A	6,341	443
Silgan Holdings, Inc.	8,489	437
Timkensteel Corp.(2)	41,197	396
Westlake Chemical Corp.	9,926	426

		4,183

TOTAL COMMON STOCKS (Identified Cost $72,723)		78,783

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $72,723)		78,783

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—8.4%
INVESCO Trust Short -Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.430%)(4)(5)	6,660,330	$6,660

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $6,660)		6,660

TOTAL INVESTMENTS—108.2% (Identified Cost $79,383)		85,443	(1)
Other assets and liabilities, net—(8.2)%		(6,442)

NET ASSETS—100.0%		$79,001

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$78,783	$78,783
Securities Lending Collateral	6,660	6,660

Total Investments	$85,443	$85,443

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Opportunities Trust (the “Trust”), a trust consisting of 28 Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED) (CONTINUED)

security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

Funds enter into forward currency contracts in conjunction with the planned purchase or sale of non-U.S. denominated securities in order to hedge the U.S. dollar cost of proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities held in the portfolio,

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED) (CONTINUED)

back to U.S. dollars during perceived times of U.S. dollar strength. This is done to protect the U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in non-U.S. exchange rates or if the counterparty does not perform under the contract.

Options contracts:

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

C. SECURITIES LENDING

($ reported in thousands)

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At June 30, 2016, the following Funds had securities on loan:

Fund	Market value	Collateral
International Equity	$124	$127
International Wealth Masters Fund	117	122
Wealth Masters Fund	6,689	6,660

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED) (CONTINUED)

D. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED) (CONTINUED)

The following Funds held securities considered to be illiquid at June 30, 2016:

	Fund Aggregate Value ($ reported in thousands)	% of Fund’s net assets
Bond Fund	$309	0.4%
Emerging Markets Small-Cap Fund	160	3.5
Global Real Estate Securities Fund	2,157	1.2
High Yield Fund	246	0.3
International Real Estate Fund	764	2.2
Multi-Sector Intermediate Bond Fund	1,323	0.4
Senior Floating Rate Fund	4,944	0.9

At June 30, 2016, the Funds did not hold any securities that were both illiquid and restricted.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternatives Diversifier Fund	$75,543	$6,055	$(22,252)	$(16,197)
Bond Fund	78,910	2,432	(760)	1,672
CA Tax-Exempt Bond	28,165	2,473	(20)	2,453
Emerging Markets Debt Fund	29,440	1,050	(1,587)	(537)
Emerging Markets Equity Income Fund	29,250	1,594	(1,743)	(149)
Emerging Markets Small-Cap Fund	5,002	32	(650)	(618)
Equity Trend Fund	1,064,163	97,071	(13,560)	83,511
Essential Resources Fund	4,813	48	(478)	(430)
Foreign Opportunities Fund	997,357	443,483	(23,484)	419,999
Global Equity Trend Fund	26,035	1,340	(260)	1,080
Global Infrastructure Fund	112,958	17,620	(9,554)	8,066
Global Opportunities Fund	131,426	39,263	(1,241)	38,022
Global Real Estate Securities Fund	150,896	23,090	(2,875)	20,215
Greater European Opportunities Fund	24,955	3,854	(592)	3,262
Herzfeld Fund	45,255	716	(2,986)	(2,270)

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED) (CONTINUED)

High Yield Fund	71,543	1,277	(3,475)	(2,198)
International Equity Fund	4,904	674	(228)	446
International Real Estate Securities Fund	29,048	8,953	(3,441)	5,512
International Small-Cap Fund	42,190	2,504	(6,827)	(4,323)
International Wealth Masters Fund	5,397	480	(626)	(146)
Low Volatility Equity Fund	3,250	499	(7)	492
Low Volatility Equity Fund (Written Options)	(3)	—	—	—
Multi-Asset Trend Fund	143,332	9,348	(839)	8,509
Multi-Sector Intermediate Bond Fund	302,001	7,415	(17,521)	(10,106)
Multi-Sector Short Term Bond Fund	7,066,406	112,090	(150,526)	(38,436)
Real Estate Securities Fund	789,960	503,837	(11,991)	491,846
Sector Trend Fund	376,985	33,675	(7,131)	26,544
Senior Floating Rate Fund	588,359	1,494	(21,476)	(19,982)
Wealth Masters Fund	86,636	4,787	(5,980)	(1,193)

NOTE 4—REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Fund’s investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc. et al.) alleging violation of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. Virtus and its affiliates, including the Funds’ adviser, believe that the suit is without merit and intend to defend it vigorously. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc. et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleges claims against Virtus, certain Virtus officers and affiliates (including the Funds’ investment adviser, Euclid Advisors LLC and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiff filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, Plaintiffs filed a Second Amended Complaint. A motion to dismiss was filed on behalf of the Company and affiliated defendants on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motion to dismiss was issued on July 1, 2016. The Order dismissed all claims against VIA, Euclid and certain of the individual defendants and narrowed the claims asserted against the remaining defendants. Virtus and its affiliates, including the Funds’ adviser, believe the plaintiff’s claims asserted in the complaint are without merit and intend to defend them vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

NOTE 5—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Opportunities Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 8/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 8/29/16

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 8/29/16

* Print the name and title of each signing officer under his or her signature.